UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2024

This report on Form N-CSR relates solely to the Registrant’s Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, and Fidelity Freedom Blend Income Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Class K : FFBKX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914922.100    3425-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class I : FHWEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914799.100    3123-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Class K6 : FHPDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 10	0.20%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.3
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914883.100    3201-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class Z : FAXGX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914920.100    3423-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class M : FJANX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.93%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
63.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914858.100    3178-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend Income Fund Fidelity Advisor Freedom® Blend Income Fund Class M : FHALX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series Large Cap Value Index Fund	2.7
78.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914898.100    3214-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund : FHANX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2060 Fund	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914775.100    3095-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class I : FHKEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914779.100    3099-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Class K : FHCEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
63.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914862.100    3182-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class K6 : FRCFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 8	0.29%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918279.100    7656-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Class K6 : FHJDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.26%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914833.100    3155-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Class K : FHVDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914792.100    3117-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class A : FJAUX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.67%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914866.100    3185-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend Income Fund Fidelity Advisor Freedom® Blend Income Fund Class C : FHAKX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series Large Cap Value Index Fund	2.7
78.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914897.100    3213-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class A : FHABX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.3
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914876.100    3194-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class C : FJAYX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.3
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914877.100    3195-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class Z : FHBFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914810.100    3134-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Premier Class : FFCHX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914924.100    6375-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Premier Class : FFBWX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914804.100    6372-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class I : FRCLX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 13	0.49%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918287.100    7660-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund : FHAVX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2020 Fund	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
63.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914855.100    3174-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend Income Fund Fidelity Advisor Freedom® Blend Income Fund Class Z : FHAHX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series Large Cap Value Index Fund	2.7
78.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914900.100    3216-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Class K : FHTDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914782.100    3105-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Class K : FHBEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Large Cap Value Index Fund	8.4
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.4
Fidelity Series International Value Fund	4.2
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914852.100    3172-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class M : FHYEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914798.100    3122-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund : FHARX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2040 Fund	$ 25	0.48%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.6
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Value Discovery Fund	4.7
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914815.100    3138-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Class K6 : FHFDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.28%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914813.100    3137-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend Income Fund Fidelity Advisor Freedom® Blend Income Fund Class I : FHAJX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series Large Cap Value Index Fund	2.7
78.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914899.100    3215-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class Z : FHVEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914800.100    3124-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend Income Fund Fidelity Advisor Freedom® Blend Income Fund Class A : FHAMX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series Large Cap Value Index Fund	2.7
78.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914896.100    3212-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class C : FHREX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914787.100    3111-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund : FHAQX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2045 Fund	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914805.100    3128-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund : FFBSX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2065 Fund	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914915.100    3418-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class M : FTYJX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.96%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
62.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914838.100    3159-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Class K6 : FHODX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914873.100    3192-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class I : FHCFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914809.100    3133-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Premier Class : FFBZX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914794.100    6373-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend Income Fund Fidelity Freedom® Blend Income Fund Class K : FHHEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series Large Cap Value Index Fund	2.7
78.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914902.100    3218-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class C : FHVCX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914827.100    3149-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class I : FJADX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Large Cap Value Index Fund	8.4
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.4
Fidelity Series International Value Fund	4.2
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914849.100    3169-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class I : FHGDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914829.100    3151-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class A : FRCHX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 20	0.74%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918281.100    7657-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Premier Class : FFBHX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 10	0.19%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.3
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914884.100    6364-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class M : FHMEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914778.100    3098-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class C : FRCKX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 40	1.49%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918285.100    7659-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class M : FAXEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914918.100    3421-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class C : FJASX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.42%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914867.100    3186-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class A : FHJGX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914826.100    3148-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class M : FHEFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914808.100    3132-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class A : FHJKX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914796.100    3120-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Premier Class : FFBLX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 11	0.21%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
63.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914864.100    6366-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend Income Fund Fidelity Freedom® Blend Income Fund : FHBZX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend Income Fund	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series Large Cap Value Index Fund	2.7
78.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914895.100    3211-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund : FHAOX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2055 Fund	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914785.100    3108-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Class K6 : FHEDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914803.100    3127-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class A : FHUEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914786.100    3109-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Class K6 : FHKDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
62.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914843.100    3164-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend Income Fund Fidelity Freedom® Blend Income Fund Premier Class : FFBCX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 10	0.19%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series Large Cap Value Index Fund	2.7
78.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914904.100    6362-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Class K : FHYDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.38%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.6
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Value Discovery Fund	4.7
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914822.100    3145-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class M : FHTEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914788.100    3113-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class C : FAXDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914917.100    3420-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund : FHATX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2030 Fund	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
62.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914835.100    3156-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Premier Class : FFBRX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914834.100    6369-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class I : FJAJX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
63.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914859.100    3179-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class C : FHZEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.48%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.6
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Value Discovery Fund	4.7
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914817.100    3140-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class I : FHQEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914789.100    3114-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Class K : FHZDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914832.100    3154-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Premier Class : FFBUX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914814.100    6371-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund : FRBYX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2070 Fund A	$ 13	0.49%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918275.100    7654-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class Z : FJLMX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
62.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914840.100    3161-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Class K6 : FHNDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.22%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
63.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914863.100    3183-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund : FHAYX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2010 Fund	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.3
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914875.100    3193-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class K : FRBZX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 11	0.39%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918277.100    7655-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class Z : FJAIX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
63.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914860.100    3180-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class C : FHLEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914777.100    3097-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class Z : FHPEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914790.100    3115-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Premier Class : FFBPX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
62.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914844.100    6368-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class C : FHXEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914797.100    3121-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class M : FRCJX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 26	0.99%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918283.100    7658-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Class K : FHWDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914802.100    3126-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class Z : FHSDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.37%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914830.100    3152-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Class K6 : FHCDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914783.100    3107-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Class K : FHAEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
62.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914842.100    3163-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund : FHAWX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2015 Fund	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914865.100    3184-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class A : FAZAX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914916.100    3419-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Premier Class : FRCPX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 7	0.25%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918291.100    7662-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Premier Class : FFBNX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 11	0.22%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Large Cap Value Index Fund	8.4
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.4
Fidelity Series International Value Fund	4.2
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914854.100    6367-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class I : FHJFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.6
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Value Discovery Fund	4.7
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914819.100    3142-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Premier Class : FFBJX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 10	0.20%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914874.100    6365-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend Income Fund Fidelity Freedom® Blend Income Fund Class K6 : FHRDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 10	0.20%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series Large Cap Value Index Fund	2.7
78.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914903.100    3219-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Premier Class : FFCBX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914784.100    6374-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class I : FJEFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
62.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914839.100    3160-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class C : FJTMX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.46%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
62.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914837.100    3158-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class M : FJAGX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.95%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Large Cap Value Index Fund	8.4
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.4
Fidelity Series International Value Fund	4.2
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914848.100    3168-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class Z : FRCNX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 11	0.39%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918289.100    7661-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Class K : FHEEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.32%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914872.100    3191-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class Z : FJABX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.35%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Large Cap Value Index Fund	8.4
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.4
Fidelity Series International Value Fund	4.2
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914850.100    3170-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund : FHAPX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2050 Fund	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914795.100    3119-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Class K6 : FHLDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.24%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Large Cap Value Index Fund	8.4
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.4
Fidelity Series International Value Fund	4.2
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914853.100    3173-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class I : FJAWX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.3
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914879.100    3197-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class Z : FHJEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914780.100    3101-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Class K6 : FHHDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.6
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Value Discovery Fund	4.7
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914823.100    3146-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class M : FJAZX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.3
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914878.100    3196-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class A : FHNEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914776.100    3096-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class A : FJAOX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.68%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
63.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914856.100    3176-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class M : FHBCX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.97%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914828.100    3150-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class C : FHDFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914807.100    3131-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class Z : FJAVX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.3
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914880.100    3198-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Premier Class : FFBTX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.24%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.6
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Value Discovery Fund	4.7
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914824.100    6370-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class Z : FJAPX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.32%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914870.100    3189-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class M : FHOEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	0.98%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.6
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Value Discovery Fund	4.7
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914818.100    3141-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class M : FJATX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.92%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914868.100    3187-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Class K6 : FFBQX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914923.100    3426-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class A : FJAHX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Large Cap Value Index Fund	8.4
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.4
Fidelity Series International Value Fund	4.2
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914846.100    3166-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Class K : FHXDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914812.100    3136-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class A : FJAMX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.71%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
62.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914836.100    3157-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class C : FJAEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Large Cap Value Index Fund	8.4
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.4
Fidelity Series International Value Fund	4.2
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914847.100    3167-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Class K : FHFEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.3
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.2
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914882.100    3200-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class I : FJAQX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914869.100    3188-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class Z : FHHFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.38%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.6
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Value Discovery Fund	4.7
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914820.100    3143-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Class K6 : FHDDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914793.100    3118-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund : FHAUX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2025 Fund	$ 23	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Large Cap Value Index Fund	8.4
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.4
Fidelity Series International Value Fund	4.2
64.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914845.100    3165-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class A : FHDEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.73%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.6
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Value Discovery Fund	4.7
77.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914816.100    3139-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class C : FJALX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
63.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914857.100    3177-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund : FHASX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2035 Fund	$ 24	0.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914825.100    3147-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class A : FHGFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914806.100    3129-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class I : FAXFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.0
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
81.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914919.100    3422-TSRS-1124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Blend Funds

Fidelity Freedom® Blend Income Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund
Fidelity Freedom® Blend 2070 Fund

Semi-Annual Report
September 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Blend Income Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund
Fidelity Freedom® Blend 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Blend Income Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.23% 10/24/24 to 12/26/24 (b) (Cost $238,605)	240,000	238,674

Domestic Equity Funds - 9.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	158,903	2,895,206
Fidelity Series Commodity Strategy Fund (c)	2,975	262,953
Fidelity Series Large Cap Growth Index Fund (c)	78,617	1,872,659
Fidelity Series Large Cap Stock Fund (c)	74,068	1,698,382
Fidelity Series Large Cap Value Index Fund (c)	204,166	3,499,413
Fidelity Series Small Cap Core Fund (c)	67,602	840,975
Fidelity Series Small Cap Opportunities Fund (c)	33,059	502,160
Fidelity Series Value Discovery Fund (c)	73,538	1,226,607
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,640,487)		12,798,355

International Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	56,329	928,297
Fidelity Series Emerging Markets Fund (c)	138,158	1,330,465
Fidelity Series Emerging Markets Opportunities Fund (c)	262,795	5,274,296
Fidelity Series International Growth Fund (c)	117,427	2,261,641
Fidelity Series International Index Fund (c)	64,251	855,187
Fidelity Series International Small Cap Fund (c)	102,920	1,930,779
Fidelity Series International Value Fund (c)	166,722	2,254,087
Fidelity Series Overseas Fund (c)	150,472	2,252,564
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,450,652)		17,087,316

Bond Funds - 66.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,763,707	27,194,879
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	8,201	65,362
Fidelity Series Corporate Bond Fund (c)	1,035,318	9,907,992
Fidelity Series Emerging Markets Debt Fund (c)	85,391	697,643
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	22,089	212,717
Fidelity Series Floating Rate High Income Fund (c)	14,014	125,701
Fidelity Series Government Bond Index Fund (c)	1,649,639	15,473,611
Fidelity Series High Income Fund (c)	81,820	714,290
Fidelity Series International Developed Markets Bond Index Fund (c)	589,733	5,230,928
Fidelity Series Investment Grade Bond Fund (c)	1,457,238	15,009,549
Fidelity Series Investment Grade Securitized Fund (c)	1,048,053	9,621,130
Fidelity Series Long-Term Treasury Bond Index Fund (c)	631,202	3,705,155
Fidelity Series Real Estate Income Fund (c)	12,942	130,719
TOTAL BOND FUNDS (Cost $92,048,460)		88,089,676

Short-Term Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	182,204	182,240
Fidelity Series Government Money Market Fund 5.03% (c)(e)	2,794,490	2,794,490
Fidelity Series Short-Term Credit Fund (c)	236,048	2,377,004
Fidelity Series Treasury Bill Index Fund (c)	818,918	8,148,230
TOTAL SHORT-TERM FUNDS (Cost $13,464,508)		13,501,964

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $128,842,712)	131,715,985
NET OTHER ASSETS (LIABILITIES) - 0.0%	(45,245)
NET ASSETS - 100.0%	131,670,740

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	Dec 2024	410,445	26,289	26,289
ICE MSCI EAFE Index Contracts (United States)	2	Dec 2024	248,780	2,348	2,348

TOTAL EQUITY INDEX CONTRACTS					28,637

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	43	Dec 2024	4,914,094	(8,142)	(8,142)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	26	Dec 2024	2,856,953	660	660

TOTAL TREASURY CONTRACTS					(7,482)

TOTAL PURCHASED					21,155

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec 2024	1,744,275	(37,178)	(37,178)

TOTAL FUTURES CONTRACTS					(16,023)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $238,674.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	62,790	1,048,580	929,126	3,209	(4)	-	182,240	0.0%
Total	62,790	1,048,580	929,126	3,209	(4)	-	182,240

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18,765,444	6,911,712	3,497,888	233,626	15,628	706,907	27,194,879
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	46,848	14,214	119,833	684	(7,859)	10,072	65,362
Fidelity Series Blue Chip Growth Fund	1,929,679	1,018,197	480,895	246,290	3,165	(20,850)	2,895,206
Fidelity Series Canada Fund	622,769	233,221	142,940	-	99	70,145	928,297
Fidelity Series Commodity Strategy Fund	629,103	404,397	913,357	24,973	(432,586)	385,130	262,953
Fidelity Series Corporate Bond Fund	7,370,586	2,210,532	1,931,583	195,372	9,930	356,406	9,907,992
Fidelity Series Emerging Markets Debt Fund	495,381	156,535	94,532	14,111	625	26,645	697,643
Fidelity Series Emerging Markets Debt Local Currency Fund	160,024	35,863	34,587	-	145	15,523	212,717
Fidelity Series Emerging Markets Fund	1,024,969	280,391	332,107	-	8,904	112,705	1,330,465
Fidelity Series Emerging Markets Opportunities Fund	4,114,042	1,207,399	1,607,293	-	18,956	588,441	5,274,296
Fidelity Series Floating Rate High Income Fund	91,564	30,904	17,188	5,094	(34)	(929)	125,701
Fidelity Series Government Bond Index Fund	10,801,984	3,592,967	2,265,219	222,531	13,798	470,558	15,473,611
Fidelity Series Government Money Market Fund 5.03%	1,971,648	1,028,215	431,823	62,974	-	-	2,794,490
Fidelity Series High Income Fund	511,648	159,194	95,760	19,357	585	22,424	714,290
Fidelity Series International Developed Markets Bond Index Fund	3,681,113	1,271,625	698,403	59,309	2,934	107,621	5,230,928
Fidelity Series International Growth Fund	1,562,685	568,877	323,406	-	2,914	82,090	2,261,641
Fidelity Series International Index Fund	591,628	196,151	125,601	-	871	54,974	855,187
Fidelity Series International Small Cap Fund	1,411,183	382,414	317,440	-	5,903	134,710	1,930,779
Fidelity Series International Value Fund	1,570,116	512,147	348,221	-	3,622	154,185	2,254,087
Fidelity Series Investment Grade Bond Fund	10,871,915	3,349,552	2,556,114	300,976	13,621	505,767	15,009,549
Fidelity Series Investment Grade Securitized Fund	7,194,047	2,097,460	1,862,752	181,427	4,470	348,063	9,621,130
Fidelity Series Large Cap Growth Index Fund	1,212,706	540,154	340,589	3,000	7,949	166,765	1,872,659
Fidelity Series Large Cap Stock Fund	1,288,376	531,995	487,821	86,597	9,608	68,209	1,698,382
Fidelity Series Large Cap Value Index Fund	2,320,463	1,020,087	611,605	-	14,387	254,392	3,499,413
Fidelity Series Long-Term Treasury Bond Index Fund	3,145,065	881,463	1,070,058	56,596	(268,705)	416,022	3,705,155
Fidelity Series Overseas Fund	1,566,331	523,663	344,736	-	3,847	136,515	2,252,564
Fidelity Series Real Estate Income Fund	92,115	29,307	17,193	3,597	57	5,157	130,719
Fidelity Series Short-Term Credit Fund	1,941,997	556,592	413,900	43,684	2,421	48,869	2,377,004
Fidelity Series Small Cap Core Fund	13,433	860,280	85,114	626	(824)	42,526	840,975
Fidelity Series Small Cap Opportunities Fund	557,368	178,195	372,248	37,097	34,940	(15,046)	502,160
Fidelity Series Treasury Bill Index Fund	5,945,101	2,741,978	1,238,461	182,947	(726)	16,774	8,148,230
Fidelity Series Value Discovery Fund	838,987	388,816	267,199	-	11,265	70,363	1,226,607
	94,340,318	33,914,497	23,445,866	1,980,868	(520,090)	5,341,133	131,295,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	238,674	-	238,674	-

Domestic Equity Funds	12,798,355	12,798,355	-	-

International Equity Funds	17,087,316	17,087,316	-	-

Bond Funds	88,089,676	88,089,676	-	-

Short-Term Funds	13,501,964	13,501,964	-	-
Total Investments in Securities:	131,715,985	131,477,311	238,674	-
Derivative Instruments: Assets
Futures Contracts	29,297	29,297	-	-
Total Assets	29,297	29,297	-	-
Liabilities
Futures Contracts	(45,320)	(45,320)	-	-
Total Liabilities	(45,320)	(45,320)	-	-
Total Derivative Instruments:	(16,023)	(16,023)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	28,637	(37,178)
Total Equity Risk	28,637	(37,178)
Interest Rate Risk
Futures Contracts (a)	660	(8,142)
Total Interest Rate Risk	660	(8,142)
Total Value of Derivatives	29,297	(45,320)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $238,605)	$238,674
Fidelity Central Funds (cost $182,240)	182,240
Other affiliated issuers (cost $128,421,867)	131,295,071

Total Investment in Securities (cost $128,842,712)		$131,715,985
Cash		23,227
Receivable for investments sold		718,305
Receivable for fund shares sold		38,924
Distributions receivable from Fidelity Central Funds		843
Total assets		132,497,284
Liabilities
Payable for investments purchased	$390,835
Payable for fund shares redeemed	366,395
Accrued management fee	24,735
Distribution and service plan fees payable	1,040
Payable for daily variation margin on futures contracts	43,539
Total liabilities		826,544
Net Assets		$131,670,740
Net Assets consist of:
Paid in capital		$132,723,374
Total accumulated earnings (loss)		(1,052,634)
Net Assets		$131,670,740

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,185,299 ÷ 313,966 shares)(a)		$10.15
Maximum offering price per share (100/94.25 of $10.15)		$10.77
Class M :
Net Asset Value and redemption price per share ($176,287 ÷ 17,388 shares)(a)		$10.14
Maximum offering price per share (100/96.50 of $10.14)		$10.51
Class C :
Net Asset Value and offering price per share ($357,539 ÷ 35,684 shares)(a)		$10.02
Fidelity Freedom Blend Income Fund :
Net Asset Value, offering price and redemption price per share ($5,243,944 ÷ 516,226 shares)		$10.16
Class K :
Net Asset Value, offering price and redemption price per share ($3,516,485 ÷ 346,207 shares)		$10.16
Class K6 :
Net Asset Value, offering price and redemption price per share ($84,379,903 ÷ 8,301,364 shares)		$10.16
Class I :
Net Asset Value, offering price and redemption price per share ($1,347,557 ÷ 132,621 shares)		$10.16
Class Z :
Net Asset Value, offering price and redemption price per share ($1,497,151 ÷ 147,399 shares)		$10.16
Premier Class :
Net Asset Value, offering price and redemption price per share ($31,966,575 ÷ 3,147,211 shares)		$10.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,643,740
Interest		5,241
Income from Fidelity Central Funds		3,209
Total income		1,652,190
Expenses
Management fee	$131,008
Distribution and service plan fees	6,072
Independent trustees' fees and expenses	143
Miscellaneous	1
Total expenses before reductions	137,224
Expense reductions	(351)
Total expenses after reductions		136,873
Net Investment income (loss)		1,515,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(4)
Other affiliated issuers	(520,090)
Futures contracts	139,294
Capital gain distributions from underlying funds:
Affiliated issuers	337,128
Total net realized gain (loss)		(43,672)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	75
Affiliated issuers	5,341,133
Futures contracts	(41,821)
Total change in net unrealized appreciation (depreciation)		5,299,387
Net gain (loss)		5,255,715
Net increase (decrease) in net assets resulting from operations		$6,771,032
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,515,317	$2,928,569
Net realized gain (loss)	(43,672)	(1,657,743)
Change in net unrealized appreciation (depreciation)	5,299,387	4,052,212
Net increase (decrease) in net assets resulting from operations	6,771,032	5,323,038
Distributions to shareholders	(1,410,469)	(2,913,520)

Share transactions - net increase (decrease)	31,720,727	(1,800,257)
Total increase (decrease) in net assets	37,081,290	609,261

Net Assets
Beginning of period	94,589,450	93,980,189
End of period	$131,670,740	$94,589,450

Financial Highlights
Fidelity Advisor Freedom® Blend Income Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.73	$9.49	$10.39	$10.92	$9.98	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.11	.26	.30	.20	.07	.16
Net realized and unrealized gain (loss)	.41	.24	(.79)	(.33)	1.12	.01
Total from investment operations	.52	.50	(.49)	(.13)	1.19	.17
Distributions from net investment income	(.10)	(.26)	(.29)	(.21)	(.08)	(.15)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.10)	(.26)	(.41) C	(.40)	(.25)	(.22)
Net asset value, end of period	$10.15	$9.73	$9.49	$10.39	$10.92	$9.98
Total Return D,E,F	5.35%	5.34%	(4.59)%	(1.30)%	11.94%	1.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66% I	.66%	.66%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.66 % I	.66%	.66%	.71%	.71%	.71%
Expenses net of all reductions	.66% I	.66%	.66%	.71%	.71%	.71%
Net investment income (loss)	2.17% I	2.72%	3.17%	1.79%	.67%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$3,185	$2,893	$2,927	$2,623	$1,423	$699
Portfolio turnover rate J	41 % I,K	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Income Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$9.48	$10.38	$10.92	$9.98	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.09	.23	.28	.17	.05	.13
Net realized and unrealized gain (loss)	.42	.24	(.79)	(.32)	1.11	.01
Total from investment operations	.51	.47	(.51)	(.15)	1.16	.14
Distributions from net investment income	(.09)	(.23)	(.26)	(.20)	(.05)	(.12)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.09)	(.23)	(.39)	(.39)	(.22)	(.19)
Net asset value, end of period	$10.14	$9.72	$9.48	$10.38	$10.92	$9.98
Total Return C,D,E	5.24%	5.05%	(4.86)%	(1.51)%	11.65%	1.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.91%	.91%	.96%	.96%	.96%
Expenses net of fee waivers, if any	.91 % H	.91%	.91%	.96%	.96%	.96%
Expenses net of all reductions	.91% H	.91%	.91%	.96%	.96%	.96%
Net investment income (loss)	1.93% H	2.47%	2.92%	1.54%	.42%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$176	$138	$118	$139	$195	$156
Portfolio turnover rate I	41 % H,J	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Income Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.60	$9.37	$10.27	$10.85	$9.95	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.07	.18	.23	.11	(.01)	.08
Net realized and unrealized gain (loss)	.41	.23	(.78)	(.31)	1.11	.01
Total from investment operations	.48	.41	(.55)	(.20)	1.10	.09
Distributions from net investment income	(.06)	(.18)	(.22)	(.18)	(.03)	(.08)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.06)	(.18)	(.35)	(.38) C	(.20)	(.15)
Net asset value, end of period	$10.02	$9.60	$9.37	$10.27	$10.85	$9.95
Total Return D,E,F	5.00%	4.46%	(5.28)%	(2.04)%	11.10%	.85%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.41% I	1.41%	1.41%	1.46%	1.46%	1.46%
Expenses net of fee waivers, if any	1.41 % I	1.41%	1.41%	1.46%	1.46%	1.46%
Expenses net of all reductions	1.41% I	1.41%	1.41%	1.46%	1.46%	1.46%
Net investment income (loss)	1.43% I	1.97%	2.42%	1.04%	(.09)%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$358	$326	$357	$518	$711	$228
Portfolio turnover rate J	41 % I,K	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Income Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.51	$10.41	$10.93	$9.98	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.12	.28	.33	.22	.10	.18
Net realized and unrealized gain (loss)	.41	.23	(.79)	(.31)	1.12	.01
Total from investment operations	.53	.51	(.46)	(.09)	1.22	.19
Distributions from net investment income	(.11)	(.28)	(.31)	(.23)	(.10)	(.17)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.11)	(.28)	(.44)	(.43) C	(.27)	(.24)
Net asset value, end of period	$10.16	$9.74	$9.51	$10.41	$10.93	$9.98
Total Return D,E	5.50%	5.49%	(4.35)%	(1.01)%	12.29%	1.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41% H	.41%	.41%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.41 % H	.41%	.41%	.46%	.46%	.46%
Expenses net of all reductions	.41% H	.41%	.41%	.46%	.46%	.46%
Net investment income (loss)	2.42% H	2.97%	3.42%	2.04%	.92%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$5,244	$3,788	$4,705	$5,424	$5,977	$2,729
Portfolio turnover rate I	41 % H,J	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Income Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.51	$10.41	$10.94	$9.99	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.33	.23	.11	.20
Net realized and unrealized gain (loss)	.42	.23	(.78)	(.32)	1.12	- C
Total from investment operations	.54	.52	(.45)	(.09)	1.23	.20
Distributions from net investment income	(.12)	(.29)	(.32)	(.25)	(.11)	(.18)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.12)	(.29)	(.45)	(.44)	(.28)	(.25)
Net asset value, end of period	$10.16	$9.74	$9.51	$10.41	$10.94	$9.99
Total Return D,E	5.57%	5.60%	(4.23)%	(.99)%	12.37%	1.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.31% H	.31%	.31%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.31 % H	.31%	.31%	.36%	.36%	.36%
Expenses net of all reductions	.31% H	.31%	.31%	.36%	.36%	.36%
Net investment income (loss)	2.52% H	3.07%	3.52%	2.14%	1.02%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$3,516	$2,773	$2,739	$1,069	$564	$404
Portfolio turnover rate I	41 % H,J	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Income Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$9.51	$10.42	$10.94	$9.99	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.13	.30	.35	.25	.12	.21
Net realized and unrealized gain (loss)	.40	.24	(.80)	(.32)	1.12	- C
Total from investment operations	.53	.54	(.45)	(.07)	1.24	.21
Distributions from net investment income	(.12)	(.30)	(.33)	(.26)	(.12)	(.19)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.12)	(.30)	(.46)	(.45)	(.29)	(.26)
Net asset value, end of period	$10.16	$9.75	$9.51	$10.42	$10.94	$9.99
Total Return D,E	5.51%	5.81%	(4.25)%	(.81)%	12.50%	1.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.20% H,I	.21%	.21%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.20 % H,I	.21%	.21%	.26%	.26%	.26%
Expenses net of all reductions	.20% H,I	.21%	.21%	.26%	.26%	.26%
Net investment income (loss)	2.66% I	3.17%	3.62%	2.24%	1.12%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$84,380	$46,688	$38,656	$35,899	$51,220	$38,898
Portfolio turnover rate J	41 % I,K	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Income Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.50	$10.41	$10.94	$9.99	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.12	.28	.33	.22	.10	.19
Net realized and unrealized gain (loss)	.41	.24	(.80)	(.32)	1.13	(.01)
Total from investment operations	.53	.52	(.47)	(.10)	1.23	.18
Distributions from net investment income	(.11)	(.28)	(.31)	(.24)	(.11)	(.17)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.11)	(.28)	(.44)	(.43)	(.28)	(.23) C
Net asset value, end of period	$10.16	$9.74	$9.50	$10.41	$10.94	$9.99
Total Return D,E	5.49%	5.56%	(4.43)%	(1.06)%	12.32%	1.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41% H	.41%	.41%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.41 % H	.41%	.41%	.46%	.46%	.46%
Expenses net of all reductions	.41% H	.41%	.41%	.46%	.46%	.46%
Net investment income (loss)	2.42% H	2.97%	3.42%	2.04%	.92%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,348	$1,323	$2,296	$2,512	$749	$242
Portfolio turnover rate I	41 % H,J	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Income Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.51	$10.41	$10.94	$9.99	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.34	.23	.11	.20
Net realized and unrealized gain (loss)	.42	.23	(.79)	(.32)	1.12	(.01)
Total from investment operations	.54	.52	(.45)	(.09)	1.23	.19
Distributions from net investment income	(.12)	(.29)	(.32)	(.25)	(.11)	(.18)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.12)	(.29)	(.45)	(.44)	(.28)	(.24) C
Net asset value, end of period	$10.16	$9.74	$9.51	$10.41	$10.94	$9.99
Total Return D,E	5.56%	5.60%	(4.23)%	(.97)%	12.41%	1.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.31% H	.31%	.31%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.31 % H	.31%	.31%	.36%	.36%	.36%
Expenses net of all reductions	.31% H	.31%	.31%	.36%	.36%	.36%
Net investment income (loss)	2.52% H	3.07%	3.52%	2.14%	1.02%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,497	$1,413	$989	$1,180	$1,026	$104
Portfolio turnover rate I	41 % H,J	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Income Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A,B
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.51	$10.41	$11.01
Income from Investment Operations
Net investment income (loss) C,D	.13	.30	.35	.37
Net realized and unrealized gain (loss)	.41	.24	(.79)	(.52)
Total from investment operations	.54	.54	(.44)	(.15)
Distributions from net investment income	(.12)	(.31)	(.33)	(.26)
Distributions from net realized gain	-	-	(.13)	(.19)
Total distributions	(.12)	(.31)	(.46)	(.45)
Net asset value, end of period	$10.16	$9.74	$9.51	$10.41
Total Return E,F	5.63%	5.75%	(4.14)%	(1.52)%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.19% A	.19%	.19%	.24% A
Expenses net of fee waivers, if any	.19 % A	.19%	.19%	.24% A
Expenses net of all reductions	.19% A	.19%	.19%	.24% A
Net investment income (loss)	2.64% A	3.19%	3.64%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$31,967	$23,171	$21,456	$23,501
Portfolio turnover rate I	41 % A,J	40%	42%	62% A

AAnnualized.
BFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.23% 10/24/24 to 12/26/24 (b) (Cost $179,035)	180,000	179,070

Domestic Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	168,024	3,061,394
Fidelity Series Commodity Strategy Fund (c)	2,182	192,874
Fidelity Series Large Cap Growth Index Fund (c)	83,313	1,984,512
Fidelity Series Large Cap Stock Fund (c)	78,315	1,795,772
Fidelity Series Large Cap Value Index Fund (c)	217,446	3,727,031
Fidelity Series Small Cap Core Fund (c)	69,567	865,415
Fidelity Series Small Cap Opportunities Fund (c)	35,119	533,463
Fidelity Series Value Discovery Fund (c)	78,381	1,307,389
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,706,166)		13,467,850

International Equity Funds - 15.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	54,781	902,783
Fidelity Series Emerging Markets Fund (c)	117,397	1,130,529
Fidelity Series Emerging Markets Opportunities Fund (c)	224,002	4,495,711
Fidelity Series International Growth Fund (c)	112,106	2,159,169
Fidelity Series International Index Fund (c)	61,822	822,849
Fidelity Series International Small Cap Fund (c)	75,380	1,414,137
Fidelity Series International Value Fund (c)	160,224	2,166,224
Fidelity Series Overseas Fund (c)	144,290	2,160,028
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,879,646)		15,251,430

Bond Funds - 61.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,586,581	15,611,962
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	259,571	2,068,783
Fidelity Series Corporate Bond Fund (c)	700,593	6,704,671
Fidelity Series Emerging Markets Debt Fund (c)	62,380	509,643
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	16,416	158,082
Fidelity Series Floating Rate High Income Fund (c)	10,118	90,757
Fidelity Series Government Bond Index Fund (c)	1,117,307	10,480,337
Fidelity Series High Income Fund (c)	59,729	521,432
Fidelity Series International Developed Markets Bond Index Fund (c)	432,512	3,836,382
Fidelity Series Investment Grade Bond Fund (c)	986,933	10,165,406
Fidelity Series Investment Grade Securitized Fund (c)	710,966	6,526,664
Fidelity Series Long-Term Treasury Bond Index Fund (c)	493,496	2,896,821
Fidelity Series Real Estate Income Fund (c)	9,467	95,612
TOTAL BOND FUNDS (Cost $63,643,494)		59,666,552

Short-Term Funds - 8.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	136,457	136,484
Fidelity Series Government Money Market Fund 5.03% (c)(e)	1,686,338	1,686,338
Fidelity Series Short-Term Credit Fund (c)	134,018	1,349,564
Fidelity Series Treasury Bill Index Fund (c)	489,241	4,867,946
TOTAL SHORT-TERM FUNDS (Cost $8,027,514)		8,040,332

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $93,435,855)	96,605,234
NET OTHER ASSETS (LIABILITIES) - 0.0%	(31,820)
NET ASSETS - 100.0%	96,573,414

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Dec 2024	293,175	18,771	18,771
ICE MSCI EAFE Index Contracts (United States)	1	Dec 2024	124,390	2,400	2,400

TOTAL EQUITY INDEX CONTRACTS					21,171

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	31	Dec 2024	3,542,719	(5,682)	(5,682)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	19	Dec 2024	2,087,773	563	563

TOTAL TREASURY CONTRACTS					(5,119)

TOTAL PURCHASED					16,052

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec 2024	1,162,850	(24,786)	(24,786)

TOTAL FUTURES CONTRACTS					(8,734)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,070.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	87,490	553,012	504,015	3,023	(3)	-	136,484	0.0%
Total	87,490	553,012	504,015	3,023	(3)	-	136,484

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12,636,702	3,843,101	1,288,211	121,086	4,693	415,677	15,611,962
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,052,204	331,638	411,493	21,307	(7,465)	103,899	2,068,783
Fidelity Series Blue Chip Growth Fund	2,701,524	882,481	536,262	261,781	1,267	12,384	3,061,394
Fidelity Series Canada Fund	766,957	175,719	101,030	-	(817)	61,954	902,783
Fidelity Series Commodity Strategy Fund	560,425	291,276	630,926	18,063	(275,794)	247,893	192,874
Fidelity Series Corporate Bond Fund	6,103,233	1,125,589	764,328	140,854	2,461	237,716	6,704,671
Fidelity Series Emerging Markets Debt Fund	446,861	89,292	45,525	11,212	244	18,771	509,643
Fidelity Series Emerging Markets Debt Local Currency Fund	142,799	19,853	15,217	-	102	10,545	158,082
Fidelity Series Emerging Markets Fund	1,073,130	176,188	220,711	-	3,287	98,635	1,130,529
Fidelity Series Emerging Markets Opportunities Fund	4,307,401	751,981	1,080,137	-	6,163	510,303	4,495,711
Fidelity Series Floating Rate High Income Fund	81,657	18,114	8,277	3,918	(22)	(715)	90,757
Fidelity Series Government Bond Index Fund	8,942,171	2,070,944	849,470	159,737	3,014	313,678	10,480,337
Fidelity Series Government Money Market Fund 5.03%	1,400,474	442,429	156,565	39,270	-	-	1,686,338
Fidelity Series High Income Fund	458,541	91,720	44,697	15,059	120	15,748	521,432
Fidelity Series International Developed Markets Bond Index Fund	3,325,760	766,020	322,459	50,186	243	66,818	3,836,382
Fidelity Series International Growth Fund	1,924,230	444,064	279,093	-	(1,025)	70,993	2,159,169
Fidelity Series International Index Fund	728,501	147,217	104,549	-	(471)	52,151	822,849
Fidelity Series International Small Cap Fund	1,273,477	210,163	162,637	-	36	93,098	1,414,137
Fidelity Series International Value Fund	1,933,447	378,220	290,842	-	(2,228)	147,627	2,166,224
Fidelity Series Investment Grade Bond Fund	8,999,786	1,750,142	923,427	201,185	3,567	335,338	10,165,406
Fidelity Series Investment Grade Securitized Fund	5,927,542	1,076,499	706,912	130,699	2,967	226,568	6,526,664
Fidelity Series Large Cap Growth Index Fund	1,684,398	457,511	359,953	3,065	9,613	192,943	1,984,512
Fidelity Series Large Cap Stock Fund	1,823,737	411,196	529,630	91,638	14,643	75,826	1,795,772
Fidelity Series Large Cap Value Index Fund	3,260,775	754,300	542,811	-	5,709	249,058	3,727,031
Fidelity Series Long-Term Treasury Bond Index Fund	3,017,534	530,022	759,476	47,325	(192,291)	301,032	2,896,821
Fidelity Series Overseas Fund	1,928,751	399,981	294,765	-	(1,349)	127,410	2,160,028
Fidelity Series Real Estate Income Fund	83,128	16,910	8,278	2,713	(14)	3,866	95,612
Fidelity Series Short-Term Credit Fund	1,202,728	249,435	130,942	25,294	287	28,056	1,349,564
Fidelity Series Small Cap Core Fund	22,875	856,560	56,760	297	(574)	43,314	865,415
Fidelity Series Small Cap Opportunities Fund	802,097	72,579	342,048	38,928	48,789	(47,954)	533,463
Fidelity Series Treasury Bill Index Fund	4,315,741	1,244,235	701,283	112,986	(819)	10,072	4,867,946
Fidelity Series Value Discovery Fund	1,197,575	286,728	249,659	-	4,266	68,479	1,307,389
	85,126,161	20,362,107	12,918,373	1,496,603	(371,398)	4,091,183	96,289,680

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	179,070	-	179,070	-

Domestic Equity Funds	13,467,850	13,467,850	-	-

International Equity Funds	15,251,430	15,251,430	-	-

Bond Funds	59,666,552	59,666,552	-	-

Short-Term Funds	8,040,332	8,040,332	-	-
Total Investments in Securities:	96,605,234	96,426,164	179,070	-
Derivative Instruments: Assets
Futures Contracts	21,734	21,734	-	-
Total Assets	21,734	21,734	-	-
Liabilities
Futures Contracts	(30,468)	(30,468)	-	-
Total Liabilities	(30,468)	(30,468)	-	-
Total Derivative Instruments:	(8,734)	(8,734)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	21,171	(24,786)
Total Equity Risk	21,171	(24,786)
Interest Rate Risk
Futures Contracts (a)	563	(5,682)
Total Interest Rate Risk	563	(5,682)
Total Value of Derivatives	21,734	(30,468)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $179,035)	$179,070
Fidelity Central Funds (cost $136,484)	136,484
Other affiliated issuers (cost $93,120,336)	96,289,680

Total Investment in Securities (cost $93,435,855)		$96,605,234
Cash		16,783
Receivable for investments sold		578,951
Receivable for fund shares sold		13,228
Distributions receivable from Fidelity Central Funds		634
Total assets		97,214,830
Liabilities
Payable for investments purchased	$511,202
Payable for fund shares redeemed	80,977
Accrued management fee	17,666
Distribution and service plan fees payable	403
Payable for daily variation margin on futures contracts	31,168
Total liabilities		641,416
Net Assets		$96,573,414
Net Assets consist of:
Paid in capital		$95,324,453
Total accumulated earnings (loss)		1,248,961
Net Assets		$96,573,414

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($543,778 ÷ 52,181 shares)(a)		$10.42
Maximum offering price per share (100/94.25 of $10.42)		$11.06
Class M :
Net Asset Value and redemption price per share ($321,299 ÷ 30,801 shares)(a)		$10.43
Maximum offering price per share (100/96.50 of $10.43)		$10.81
Class C :
Net Asset Value and offering price per share ($169,331 ÷ 16,455 shares)(a)		$10.29
Fidelity Freedom Blend 2010 Fund :
Net Asset Value, offering price and redemption price per share ($5,244,422 ÷ 502,027 shares)		$10.45
Class K :
Net Asset Value, offering price and redemption price per share ($3,674,141 ÷ 350,221 shares)		$10.49
Class K6 :
Net Asset Value, offering price and redemption price per share ($53,223,587 ÷ 5,062,622 shares)		$10.51
Class I :
Net Asset Value, offering price and redemption price per share ($789,979 ÷ 75,474 shares)		$10.47
Class Z :
Net Asset Value, offering price and redemption price per share ($99,417 ÷ 9,434 shares)		$10.54
Premier Class :
Net Asset Value, offering price and redemption price per share ($32,507,460 ÷ 3,097,624 shares)		$10.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,139,070
Interest		4,212
Income from Fidelity Central Funds		3,023
Total income		1,146,305
Expenses
Management fee	$99,361
Distribution and service plan fees	2,515
Independent trustees' fees and expenses	109
Miscellaneous	1
Total expenses before reductions	101,986
Expense reductions	(381)
Total expenses after reductions		101,605
Net Investment income (loss)		1,044,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(3)
Other affiliated issuers	(371,398)
Futures contracts	106,452
Capital gain distributions from underlying funds:
Affiliated issuers	357,533
Total net realized gain (loss)		92,584
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	39
Affiliated issuers	4,091,183
Futures contracts	(28,391)
Total change in net unrealized appreciation (depreciation)		4,062,831
Net gain (loss)		4,155,415
Net increase (decrease) in net assets resulting from operations		$5,200,115
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,044,700	$2,317,944
Net realized gain (loss)	92,584	(378,192)
Change in net unrealized appreciation (depreciation)	4,062,831	3,629,877
Net increase (decrease) in net assets resulting from operations	5,200,115	5,569,629
Distributions to shareholders	(281,750)	(2,131,742)

Share transactions - net increase (decrease)	6,300,830	2,795,297
Total increase (decrease) in net assets	11,219,195	6,233,184

Net Assets
Beginning of period	85,354,219	79,121,035
End of period	$96,573,414	$85,354,219

Financial Highlights
Fidelity Advisor Freedom® Blend 2010 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$9.46	$10.50	$11.19	$9.65	$9.93
Income from Investment Operations
Net investment income (loss) A,B	.09	.24	.28	.18	.08	.16
Net realized and unrealized gain (loss)	.47	.41	(.87)	(.23)	1.83	(.22)
Total from investment operations	.56	.65	(.59)	(.05)	1.91	(.06)
Distributions from net investment income	(.02)	(.23)	(.28)	(.22)	(.11)	(.12)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)	(.09)
Total distributions	(.02)	(.23)	(.45)	(.64)	(.37)	(.22) D
Net asset value, end of period	$10.42	$9.88	$9.46	$10.50	$11.19	$9.65
Total Return E,F,G	5.71%	6.90%	(5.52)%	(.71)%	19.96%	(.82)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.66% J	.66%	.66%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.66 % J	.66%	.66%	.72%	.72%	.72%
Expenses net of all reductions	.66% J	.66%	.66%	.72%	.72%	.72%
Net investment income (loss)	1.88% J	2.55%	2.98%	1.57%	.74%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$544	$606	$601	$694	$931	$190
Portfolio turnover rate K	29 % J	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2010 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$9.48	$10.51	$11.19	$9.63	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.08	.22	.26	.15	.05	.14
Net realized and unrealized gain (loss)	.47	.41	(.88)	(.23)	1.84	(.23)
Total from investment operations	.55	.63	(.62)	(.08)	1.89	(.09)
Distributions from net investment income	(.02)	(.21)	(.24)	(.19)	(.07)	(.11)
Distributions from net realized gain	-	- C	(.17)	(.41)	(.26)	(.09)
Total distributions	(.02)	(.21)	(.41)	(.60)	(.33)	(.20)
Net asset value, end of period	$10.43	$9.90	$9.48	$10.51	$11.19	$9.63
Total Return D,E,F	5.52%	6.69%	(5.79)%	(.93)%	19.76%	(1.07)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.91% I	.91%	.91%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.91 % I	.91%	.91%	.97%	.97%	.97%
Expenses net of all reductions	.91% I	.91%	.91%	.97%	.97%	.97%
Net investment income (loss)	1.63% I	2.31%	2.73%	1.32%	.49%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$321	$305	$278	$359	$379	$259
Portfolio turnover rate J	29 % I	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2010 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.78	$9.38	$10.41	$11.13	$9.61	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.06	.17	.21	.09	- C	.09
Net realized and unrealized gain (loss)	.45	.40	(.86)	(.22)	1.82	(.23)
Total from investment operations	.51	.57	(.65)	(.13)	1.82	(.14)
Distributions from net investment income	- C	(.17)	(.21)	(.18)	(.05)	(.07)
Distributions from net realized gain	-	- C	(.17)	(.41)	(.25)	(.09)
Total distributions	- C	(.17)	(.38)	(.59)	(.30)	(.17) D
Net asset value, end of period	$10.29	$9.78	$9.38	$10.41	$11.13	$9.61
Total Return E,F,G	5.26%	6.09%	(6.20)%	(1.39)%	19.05%	(1.57)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.41% J	1.41%	1.41%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	1.41 % J	1.41%	1.41%	1.47%	1.47%	1.47%
Expenses net of all reductions	1.41% J	1.41%	1.41%	1.47%	1.47%	1.47%
Net investment income (loss)	1.12% J	1.80%	2.23%	.82%	(.02)%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$169	$222	$225	$288	$240	$117
Portfolio turnover rate K	29 % J	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2010 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$9.48	$10.52	$11.21	$9.65	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.11	.27	.31	.20	.11	.19
Net realized and unrealized gain (loss)	.47	.41	(.88)	(.22)	1.83	(.23)
Total from investment operations	.58	.68	(.57)	(.02)	1.94	(.04)
Distributions from net investment income	(.03)	(.25)	(.30)	(.25)	(.12)	(.16)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)	(.10)
Total distributions	(.03)	(.26)	(.47)	(.67)	(.38)	(.25) D
Net asset value, end of period	$10.45	$9.90	$9.48	$10.52	$11.21	$9.65
Total Return E,F	5.86%	7.19%	(5.31)%	(.42)%	20.28%	(.56)%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.41% I	.41%	.41%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.41 % I	.41%	.41%	.47%	.47%	.47%
Expenses net of all reductions	.41% I	.41%	.41%	.47%	.47%	.47%
Net investment income (loss)	2.13% I	2.80%	3.23%	1.82%	.99%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$5,244	$5,193	$5,467	$5,344	$4,499	$2,197
Portfolio turnover rate J	29 % I	28%	41%	51%	37%	42%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2010 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.52	$10.55	$11.23	$9.66	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.11	.28	.32	.22	.12	.20
Net realized and unrealized gain (loss)	.47	.40	(.88)	(.22)	1.84	(.22)
Total from investment operations	.58	.68	(.56)	-	1.96	(.02)
Distributions from net investment income	(.03)	(.26)	(.30)	(.26)	(.13)	(.16)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)	(.09)
Total distributions	(.03)	(.26)	(.47)	(.68)	(.39)	(.26) D
Net asset value, end of period	$10.49	$9.94	$9.52	$10.55	$11.23	$9.66
Total Return E,F	5.88%	7.23%	(5.20)%	(.28)%	20.40%	(.43)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.31% I	.31%	.31%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.31 % I	.31%	.31%	.37%	.37%	.37%
Expenses net of all reductions	.31% I	.31%	.31%	.37%	.37%	.37%
Net investment income (loss)	2.23% I	2.90%	3.33%	1.92%	1.09%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$3,674	$3,361	$2,799	$6,843	$7,725	$6,317
Portfolio turnover rate J	29 % I	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2010 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$9.54	$10.57	$11.25	$9.67	$9.95
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.33	.23	.13	.21
Net realized and unrealized gain (loss)	.46	.40	(.87)	(.23)	1.85	(.23)
Total from investment operations	.58	.69	(.54)	-	1.98	(.02)
Distributions from net investment income	(.03)	(.27)	(.32)	(.26)	(.14)	(.16)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)	(.10)
Total distributions	(.03)	(.27)	(.49)	(.68)	(.40)	(.26)
Net asset value, end of period	$10.51	$9.96	$9.54	$10.57	$11.25	$9.67
Total Return D,E	5.88%	7.33%	(5.01)%	(.27)%	20.60%	(.44)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.20% H,I	.21%	.21%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.20 % H,I	.21%	.21%	.27%	.27%	.27%
Expenses net of all reductions	.20% H,I	.21%	.21%	.27%	.27%	.27%
Net investment income (loss)	2.41% I	3.00%	3.43%	2.02%	1.19%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$53,224	$35,537	$31,108	$35,745	$64,959	$48,155
Portfolio turnover rate J	29 % I	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2010 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.50	$10.52	$11.22	$9.66	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.11	.27	.31	.20	.11	.19
Net realized and unrealized gain (loss)	.47	.40	(.87)	(.22)	1.83	(.22)
Total from investment operations	.58	.67	(.56)	(.02)	1.94	(.03)
Distributions from net investment income	(.03)	(.25)	(.29)	(.26)	(.12)	(.15)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)	(.09)
Total distributions	(.03)	(.25)	(.46)	(.68)	(.38)	(.25) D
Net asset value, end of period	$10.47	$9.92	$9.50	$10.52	$11.22	$9.66
Total Return E,F	5.86%	7.15%	(5.24)%	(.45)%	20.25%	(.53)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.41% I	.41%	.41%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.41 % I	.41%	.41%	.47%	.47%	.47%
Expenses net of all reductions	.41% I	.41%	.41%	.47%	.47%	.47%
Net investment income (loss)	2.13% I	2.80%	3.23%	1.82%	.99%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$790	$729	$705	$1,156	$914	$453
Portfolio turnover rate J	29 % I	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2010 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$9.51	$10.56	$11.25	$9.68	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.11	.28	.31	.22	.12	.20
Net realized and unrealized gain (loss)	.48	.40	(.87)	(.23)	1.84	(.22)
Total from investment operations	.59	.68	(.56)	(.01)	1.96	(.02)
Distributions from net investment income	(.03)	(.21)	(.33)	(.26)	(.13)	(.15)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)	(.09)
Total distributions	(.03)	(.21)	(.49) D	(.68)	(.39)	(.24)
Net asset value, end of period	$10.54	$9.98	$9.51	$10.56	$11.25	$9.68
Total Return E,F	5.94%	7.24%	(5.15)%	(.38)%	20.42%	(.40)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.31% I	.31%	.31%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.31 % I	.31%	.31%	.37%	.37%	.37%
Expenses net of all reductions	.31% I	.31%	.31%	.37%	.37%	.37%
Net investment income (loss)	2.23% I	2.91%	3.33%	1.92%	1.09%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$99	$94	$730	$144	$247	$101
Portfolio turnover rate J	29 % I	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2010 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.52	$10.55	$11.36
Income from Investment Operations
Net investment income (loss) B,C	.12	.29	.33	.39
Net realized and unrealized gain (loss)	.46	.40	(.87)	(.50)
Total from investment operations	.58	.69	(.54)	(.11)
Distributions from net investment income	(.03)	(.27)	(.32)	(.28)
Distributions from net realized gain	-	- D	(.17)	(.42)
Total distributions	(.03)	(.27)	(.49)	(.70)
Net asset value, end of period	$10.49	$9.94	$9.52	$10.55
Total Return E,F	5.90%	7.35%	(4.99)%	(1.23)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19% I	.19%	.19%	.25% I
Expenses net of fee waivers, if any	.19 % I	.19%	.19%	.25% I
Expenses net of all reductions	.19% I	.19%	.19%	.25% I
Net investment income (loss)	2.35% I	3.02%	3.45%	3.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$32,507	$30,363	$31,366	$32,687
Portfolio turnover rate J	29 % I	28%	41%	51%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2015 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.61% to 5.23% 10/24/24 to 12/19/24 (b) (Cost $418,443)	420,000	418,559

Domestic Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	562,273	10,244,607
Fidelity Series Commodity Strategy Fund (c)	5,208	460,354
Fidelity Series Large Cap Growth Index Fund (c)	278,794	6,640,879
Fidelity Series Large Cap Stock Fund (c)	262,074	6,009,365
Fidelity Series Large Cap Value Index Fund (c)	727,662	12,472,123
Fidelity Series Small Cap Core Fund (c)	233,560	2,905,482
Fidelity Series Small Cap Opportunities Fund (c)	117,183	1,780,014
Fidelity Series Value Discovery Fund (c)	261,486	4,361,581
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,940,082)		44,874,405

International Equity Funds - 19.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	170,358	2,807,493
Fidelity Series Emerging Markets Fund (c)	332,321	3,200,256
Fidelity Series Emerging Markets Opportunities Fund (c)	633,632	12,716,995
Fidelity Series International Growth Fund (c)	348,627	6,714,551
Fidelity Series International Index Fund (c)	192,256	2,558,928
Fidelity Series International Small Cap Fund (c)	179,621	3,369,683
Fidelity Series International Value Fund (c)	498,264	6,736,527
Fidelity Series Overseas Fund (c)	448,713	6,717,227
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,182,096)		44,821,660

Bond Funds - 55.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,478,414	24,387,589
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,375,165	10,960,065
Fidelity Series Corporate Bond Fund (c)	1,502,925	14,382,990
Fidelity Series Emerging Markets Debt Fund (c)	147,028	1,201,220
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	39,813	383,404
Fidelity Series Floating Rate High Income Fund (c)	23,358	209,521
Fidelity Series Government Bond Index Fund (c)	2,396,648	22,480,560
Fidelity Series High Income Fund (c)	138,485	1,208,970
Fidelity Series International Developed Markets Bond Index Fund (c)	1,031,042	9,145,343
Fidelity Series Investment Grade Bond Fund (c)	2,117,011	21,805,215
Fidelity Series Investment Grade Securitized Fund (c)	1,524,807	13,997,730
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,269,691	7,453,084
Fidelity Series Real Estate Income Fund (c)	22,469	226,935
TOTAL BOND FUNDS (Cost $138,345,824)		127,842,626

Short-Term Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	310,320	310,382
Fidelity Series Government Money Market Fund 5.03% (c)(e)	2,744,643	2,744,643
Fidelity Series Short-Term Credit Fund (c)	183,295	1,845,780
Fidelity Series Treasury Bill Index Fund (c)	773,786	7,699,173
TOTAL SHORT-TERM FUNDS (Cost $12,579,845)		12,599,978

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $216,466,290)	230,557,228
NET OTHER ASSETS (LIABILITIES) - 0.0%	(80,829)
NET ASSETS - 100.0%	230,476,399

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	12	Dec 2024	703,620	45,054	45,054
ICE MSCI EAFE Index Contracts (United States)	4	Dec 2024	497,560	4,696	4,696

TOTAL EQUITY INDEX CONTRACTS					49,750

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	75	Dec 2024	8,571,094	(13,529)	(13,529)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	46	Dec 2024	5,054,609	978	978

TOTAL TREASURY CONTRACTS					(12,551)

TOTAL PURCHASED					37,199

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	10	Dec 2024	2,907,125	(61,964)	(61,964)

TOTAL FUTURES CONTRACTS					(24,765)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $418,559.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	238,427	2,128,821	2,056,864	8,540	(2)	-	310,382	0.0%
Total	238,427	2,128,821	2,056,864	8,540	(2)	-	310,382

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,855,649	5,891,429	2,012,881	192,074	7,922	645,470	24,387,589
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10,670,718	1,243,691	1,465,528	114,723	(39,393)	550,577	10,960,065
Fidelity Series Blue Chip Growth Fund	9,648,890	2,489,804	2,000,894	879,957	148,112	(41,305)	10,244,607
Fidelity Series Canada Fund	2,535,902	408,127	330,427	-	9,396	184,495	2,807,493
Fidelity Series Commodity Strategy Fund	1,374,459	680,504	1,528,592	43,410	(678,748)	612,731	460,354
Fidelity Series Corporate Bond Fund	13,839,154	1,783,124	1,760,333	311,594	(14,222)	535,267	14,382,990
Fidelity Series Emerging Markets Debt Fund	1,121,730	157,918	123,662	27,584	(2,544)	47,778	1,201,220
Fidelity Series Emerging Markets Debt Local Currency Fund	356,253	33,175	31,477	-	(1,497)	26,950	383,404
Fidelity Series Emerging Markets Fund	3,141,819	340,052	581,490	-	1,946	297,929	3,200,256
Fidelity Series Emerging Markets Opportunities Fund	12,610,666	1,343,545	2,738,759	-	(5,907)	1,507,450	12,716,995
Fidelity Series Floating Rate High Income Fund	200,725	33,070	22,484	9,373	(63)	(1,727)	209,521
Fidelity Series Government Bond Index Fund	20,277,484	3,656,086	2,139,648	353,152	(1,176)	687,814	22,480,560
Fidelity Series Government Money Market Fund 5.03%	2,358,144	679,243	292,744	64,171	-	-	2,744,643
Fidelity Series High Income Fund	1,129,048	164,099	121,415	36,134	(2,500)	39,738	1,208,970
Fidelity Series International Developed Markets Bond Index Fund	8,352,126	1,539,181	898,784	126,307	(5,958)	158,778	9,145,343
Fidelity Series International Growth Fund	6,362,083	1,035,876	912,246	-	(609)	229,447	6,714,551
Fidelity Series International Index Fund	2,408,706	313,219	329,831	-	4,664	162,170	2,558,928
Fidelity Series International Small Cap Fund	3,213,216	346,365	417,256	-	9,881	217,477	3,369,683
Fidelity Series International Value Fund	6,392,674	807,233	933,229	-	36,657	433,192	6,736,527
Fidelity Series Investment Grade Bond Fund	20,408,624	2,923,070	2,262,003	445,075	(14)	735,538	21,805,215
Fidelity Series Investment Grade Securitized Fund	13,429,737	1,739,165	1,670,977	289,111	(71,965)	571,770	13,997,730
Fidelity Series Large Cap Growth Index Fund	6,111,129	1,100,927	1,282,035	10,775	176,169	534,689	6,640,879
Fidelity Series Large Cap Stock Fund	6,476,908	1,030,515	1,829,034	305,360	314,987	15,989	6,009,365
Fidelity Series Large Cap Value Index Fund	11,576,134	1,990,905	1,947,760	-	42,201	810,643	12,472,123
Fidelity Series Long-Term Treasury Bond Index Fund	8,131,904	1,001,167	1,959,194	125,629	(810,750)	1,089,957	7,453,084
Fidelity Series Overseas Fund	6,377,093	878,538	947,099	-	23,246	385,449	6,717,227
Fidelity Series Real Estate Income Fund	209,754	30,366	22,487	6,666	152	9,150	226,935
Fidelity Series Short-Term Credit Fund	1,729,330	303,875	227,418	35,863	242	39,751	1,845,780
Fidelity Series Small Cap Core Fund	102,684	2,828,933	171,751	1,072	(2,739)	148,355	2,905,482
Fidelity Series Small Cap Opportunities Fund	2,865,059	281,746	1,362,587	130,955	144,976	(149,180)	1,780,014
Fidelity Series Treasury Bill Index Fund	7,234,128	1,838,311	1,387,701	180,474	(5,030)	19,465	7,699,173
Fidelity Series Value Discovery Fund	4,276,865	737,916	890,687	-	21,937	215,550	4,361,581
	214,778,795	39,631,175	34,602,413	3,689,459	(700,627)	10,721,357	229,828,287

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	418,559	-	418,559	-

Domestic Equity Funds	44,874,405	44,874,405	-	-

International Equity Funds	44,821,660	44,821,660	-	-

Bond Funds	127,842,626	127,842,626	-	-

Short-Term Funds	12,599,978	12,599,978	-	-
Total Investments in Securities:	230,557,228	230,138,669	418,559	-
Derivative Instruments: Assets
Futures Contracts	50,728	50,728	-	-
Total Assets	50,728	50,728	-	-
Liabilities
Futures Contracts	(75,493)	(75,493)	-	-
Total Liabilities	(75,493)	(75,493)	-	-
Total Derivative Instruments:	(24,765)	(24,765)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	49,750	(61,964)
Total Equity Risk	49,750	(61,964)
Interest Rate Risk
Futures Contracts (a)	978	(13,529)
Total Interest Rate Risk	978	(13,529)
Total Value of Derivatives	50,728	(75,493)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $418,443)	$418,559
Fidelity Central Funds (cost $310,382)	310,382
Other affiliated issuers (cost $215,737,465)	229,828,287

Total Investment in Securities (cost $216,466,290)		$230,557,228
Cash		40,300
Receivable for investments sold		1,472,540
Receivable for fund shares sold		85,709
Distributions receivable from Fidelity Central Funds		1,566
Total assets		232,157,343
Liabilities
Payable for investments purchased	$1,151,564
Payable for fund shares redeemed	406,701
Accrued management fee	44,602
Distribution and service plan fees payable	1,452
Payable for daily variation margin on futures contracts	76,625
Total liabilities		1,680,944
Net Assets		$230,476,399
Net Assets consist of:
Paid in capital		$220,853,048
Total accumulated earnings (loss)		9,623,351
Net Assets		$230,476,399

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,760,580 ÷ 259,918 shares)(a)		$10.62
Maximum offering price per share (100/94.25 of $10.62)		$11.27
Class M :
Net Asset Value and redemption price per share ($700,484 ÷ 65,981 shares)(a)		$10.62
Maximum offering price per share (100/96.50 of $10.62)		$11.01
Class C :
Net Asset Value and offering price per share ($735,143 ÷ 70,369 shares)(a)		$10.45
Fidelity Freedom Blend 2015 Fund :
Net Asset Value, offering price and redemption price per share ($12,602,100 ÷ 1,182,405 shares)		$10.66
Class K :
Net Asset Value, offering price and redemption price per share ($6,292,918 ÷ 588,864 shares)		$10.69
Class K6 :
Net Asset Value, offering price and redemption price per share ($112,407,482 ÷ 10,479,686 shares)		$10.73
Class I :
Net Asset Value, offering price and redemption price per share ($4,912,218 ÷ 460,748 shares)		$10.66
Class Z :
Net Asset Value, offering price and redemption price per share ($238,987 ÷ 22,331 shares)		$10.70
Premier Class :
Net Asset Value, offering price and redemption price per share ($89,826,487 ÷ 8,395,380 shares)		$10.70
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,489,816
Interest		9,993
Income from Fidelity Central Funds		8,540
Total income		2,508,349
Expenses
Management fee	$256,123
Distribution and service plan fees	8,070
Independent trustees' fees and expenses	274
Miscellaneous	1
Total expenses before reductions	264,468
Expense reductions	(212)
Total expenses after reductions		264,256
Net Investment income (loss)		2,244,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9)
Fidelity Central Funds	(2)
Other affiliated issuers	(700,627)
Futures contracts	244,144
Capital gain distributions from underlying funds:
Affiliated issuers	1,199,643
Total net realized gain (loss)		743,149
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	128
Affiliated issuers	10,721,357
Futures contracts	(70,450)
Total change in net unrealized appreciation (depreciation)		10,651,035
Net gain (loss)		11,394,184
Net increase (decrease) in net assets resulting from operations		$13,638,277
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,244,093	$6,292,404
Net realized gain (loss)	743,149	(1,625,778)
Change in net unrealized appreciation (depreciation)	10,651,035	14,436,089
Net increase (decrease) in net assets resulting from operations	13,638,277	19,102,715
Distributions to shareholders	(599,926)	(6,258,312)

Share transactions - net increase (decrease)	2,074,225	(22,428,251)
Total increase (decrease) in net assets	15,112,576	(9,583,848)

Net Assets
Beginning of period	215,363,823	224,947,671
End of period	$230,476,399	$215,363,823

Financial Highlights
Fidelity Advisor Freedom® Blend 2015 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$9.46	$10.61	$11.36	$9.43	$9.91
Income from Investment Operations
Net investment income (loss) A,B	.08	.23	.27	.18	.08	.16
Net realized and unrealized gain (loss)	.53	.58	(.93)	(.17)	2.28	(.37)
Total from investment operations	.61	.81	(.66)	.01	2.36	(.21)
Distributions from net investment income	(.02)	(.23)	(.26)	(.24)	(.11)	(.15)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.02)	(.24)	(.49) C	(.76)	(.43) C	(.27)
Net asset value, end of period	$10.62	$10.03	$9.46	$10.61	$11.36	$9.43
Total Return D,E,F	6.12%	8.58%	(6.15)%	(.22)%	25.27%	(2.38)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67% I	.67%	.68%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.67 % I	.67%	.68%	.73%	.73%	.73%
Expenses net of all reductions	.67% I	.67%	.68%	.73%	.73%	.73%
Net investment income (loss)	1.60% I	2.41%	2.85%	1.54%	.77%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$2,761	$1,983	$1,032	$701	$626	$346
Portfolio turnover rate J	32 % I	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2015 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$9.44	$10.61	$11.35	$9.44	$9.90
Income from Investment Operations
Net investment income (loss) A,B	.07	.21	.24	.15	.06	.14
Net realized and unrealized gain (loss)	.53	.58	(.94)	(.16)	2.27	(.36)
Total from investment operations	.60	.79	(.70)	(.01)	2.33	(.22)
Distributions from net investment income	(.01)	(.19)	(.25)	(.21)	(.09)	(.12)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.01)	(.20)	(.47)	(.73)	(.42)	(.24)
Net asset value, end of period	$10.62	$10.03	$9.44	$10.61	$11.35	$9.44
Total Return C,D,E	6.00%	8.38%	(6.49)%	(.40)%	24.86%	(2.50)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92% H	.92%	.93%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.92 % H	.92%	.93%	.98%	.98%	.98%
Expenses net of all reductions	.92% H	.92%	.93%	.98%	.98%	.98%
Net investment income (loss)	1.35% H	2.16%	2.60%	1.29%	.52%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$700	$658	$808	$627	$696	$107
Portfolio turnover rate I	32 % H	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2015 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$9.35	$10.51	$11.28	$9.39	$9.87
Income from Investment Operations
Net investment income (loss) A,B	.04	.16	.20	.09	- C	.08
Net realized and unrealized gain (loss)	.53	.56	(.93)	(.16)	2.26	(.36)
Total from investment operations	.57	.72	(.73)	(.07)	2.26	(.28)
Distributions from net investment income	-	(.18)	(.20)	(.18)	(.05)	(.08)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	-	(.19)	(.43) D	(.70)	(.37) D	(.20)
Net asset value, end of period	$10.45	$9.88	$9.35	$10.51	$11.28	$9.39
Total Return E,F,G	5.77%	7.75%	(6.91)%	(.94)%	24.28%	(3.04)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.42% J	1.42%	1.43%	1.48%	1.48%	1.48%
Expenses net of fee waivers, if any	1.42 % J	1.42%	1.43%	1.48%	1.48%	1.48%
Expenses net of all reductions	1.42% J	1.42%	1.43%	1.48%	1.48%	1.48%
Net investment income (loss)	.85% J	1.66%	2.10%	.79%	.02%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$735	$834	$552	$606	$763	$467
Portfolio turnover rate K	32 % J	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2015 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$9.48	$10.63	$11.37	$9.44	$9.91
Income from Investment Operations
Net investment income (loss) A,B	.09	.26	.29	.20	.11	.19
Net realized and unrealized gain (loss)	.53	.58	(.93)	(.16)	2.27	(.37)
Total from investment operations	.62	.84	(.64)	.04	2.38	(.18)
Distributions from net investment income	(.02)	(.25)	(.29)	(.26)	(.13)	(.17)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.02)	(.26)	(.51)	(.78)	(.45) C	(.29)
Net asset value, end of period	$10.66	$10.06	$9.48	$10.63	$11.37	$9.44
Total Return D,E	6.22%	8.90%	(5.91)%	.03%	25.50%	(2.09)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42%	.43%	.48%	.48%	.49% I
Expenses net of fee waivers, if any	.42 % H	.42%	.43%	.48%	.48%	.49% I
Expenses net of all reductions	.42% H	.42%	.43%	.48%	.48%	.49% I
Net investment income (loss)	1.85% H	2.66%	3.10%	1.79%	1.02%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$12,602	$12,473	$13,357	$13,189	$11,995	$8,440
Portfolio turnover rate J	32 % H	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2015 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$9.50	$10.66	$11.40	$9.45	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.10	.27	.31	.22	.12	.20
Net realized and unrealized gain (loss)	.54	.58	(.95)	(.17)	2.29	(.37)
Total from investment operations	.64	.85	(.64)	.05	2.41	(.17)
Distributions from net investment income	(.03)	(.26)	(.29)	(.28)	(.13)	(.18)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.03)	(.27)	(.52) C	(.79) C	(.46)	(.30)
Net asset value, end of period	$10.69	$10.08	$9.50	$10.66	$11.40	$9.45
Total Return D,E	6.33%	9.00%	(5.91)%	.16%	25.74%	(2.03)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32% H	.32%	.33%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.32 % H	.32%	.33%	.38%	.38%	.38%
Expenses net of all reductions	.32% H	.32%	.33%	.38%	.38%	.38%
Net investment income (loss)	1.95% H	2.76%	3.20%	1.89%	1.12%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$6,293	$5,910	$5,071	$7,338	$5,237	$6,147
Portfolio turnover rate I	32 % H	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2015 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$9.53	$10.69	$11.41	$9.47	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.11	.28	.32	.23	.13	.21
Net realized and unrealized gain (loss)	.53	.59	(.95)	(.16)	2.28	(.37)
Total from investment operations	.64	.87	(.63)	.07	2.41	(.16)
Distributions from net investment income	(.03)	(.27)	(.31)	(.27)	(.14)	(.17)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.03)	(.28)	(.53)	(.79)	(.47)	(.29)
Net asset value, end of period	$10.73	$10.12	$9.53	$10.69	$11.41	$9.47
Total Return C,D	6.33%	9.18%	(5.79)%	.28%	25.71%	(1.86)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.21% G,H	.22%	.23%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.21 % G,H	.22%	.23%	.28%	.28%	.28%
Expenses net of all reductions	.21% G,H	.22%	.23%	.28%	.28%	.28%
Net investment income (loss)	2.10% G	2.86%	3.30%	1.99%	1.22%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$112,407	$88,865	$79,892	$85,899	$208,674	$162,504
Portfolio turnover rate I	32 % G	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2015 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$9.48	$10.63	$11.38	$9.44	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.09	.26	.29	.20	.11	.19
Net realized and unrealized gain (loss)	.53	.58	(.93)	(.17)	2.28	(.37)
Total from investment operations	.62	.84	(.64)	.03	2.39	(.18)
Distributions from net investment income	(.02)	(.25)	(.28)	(.26)	(.12)	(.18)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.02)	(.26)	(.51) C	(.78)	(.45)	(.30)
Net asset value, end of period	$10.66	$10.06	$9.48	$10.63	$11.38	$9.44
Total Return D,E	6.22%	8.90%	(5.93)%	(.03)%	25.55%	(2.09)%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.42% H	.42%	.43%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.42 % H	.42%	.43%	.48%	.48%	.48%
Expenses net of all reductions	.42% H	.42%	.43%	.48%	.48%	.48%
Net investment income (loss)	1.85% H	2.66%	3.10%	1.79%	1.02%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$4,912	$4,604	$4,891	$5,025	$5,420	$3,592
Portfolio turnover rate I	32 % H	24%	32%	47%	43%	40%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2015 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$9.52	$10.68	$11.42	$9.47	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.10	.27	.31	.22	.12	.20
Net realized and unrealized gain (loss)	.53	.58	(.95)	(.17)	2.29	(.37)
Total from investment operations	.63	.85	(.64)	.05	2.41	(.17)
Distributions from net investment income	(.03)	(.27)	(.30)	(.27)	(.13)	(.16)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.03)	(.27) C	(.52)	(.79)	(.46)	(.28)
Net asset value, end of period	$10.70	$10.10	$9.52	$10.68	$11.42	$9.47
Total Return D,E	6.23%	9.03%	(5.88)%	.13%	25.70%	(1.99)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32% H	.32%	.33%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.32 % H	.32%	.33%	.38%	.38%	.38%
Expenses net of all reductions	.32% H	.32%	.33%	.38%	.38%	.38%
Net investment income (loss)	1.95% H	2.76%	3.20%	1.89%	1.12%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$239	$219	$117	$125	$124	$99
Portfolio turnover rate I	32 % H	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2015 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$9.51	$10.67	$11.55
Income from Investment Operations
Net investment income (loss) B,C	.11	.28	.32	.40
Net realized and unrealized gain (loss)	.53	.58	(.95)	(.47)
Total from investment operations	.64	.86	(.63)	(.07)
Distributions from net investment income	(.03)	(.27)	(.31)	(.30)
Distributions from net realized gain	-	(.01)	(.22)	(.52)
Total distributions	(.03)	(.28)	(.53)	(.81) D
Net asset value, end of period	$10.70	$10.09	$9.51	$10.67
Total Return E,F	6.36%	9.11%	(5.77)%	(.88)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I	.20%	.20%	.25% I
Expenses net of fee waivers, if any	.20 % I	.20%	.20%	.25% I
Expenses net of all reductions	.20% I	.20%	.20%	.25% I
Net investment income (loss)	2.07% I	2.88%	3.33%	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$89,826	$85,861	$87,785	$110,493
Portfolio turnover rate J	32 % I	24%	32%	47%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2020 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $1,414,939)	1,420,000	1,415,322

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	2,577,410	46,960,409
Fidelity Series Commodity Strategy Fund (c)	18,544	1,639,321
Fidelity Series Large Cap Growth Index Fund (c)	1,277,968	30,441,190
Fidelity Series Large Cap Stock Fund (c)	1,201,321	27,546,300
Fidelity Series Large Cap Value Index Fund (c)	3,325,004	56,990,566
Fidelity Series Small Cap Core Fund (c)	1,100,543	13,690,757
Fidelity Series Small Cap Opportunities Fund (c)	535,572	8,135,337
Fidelity Series Value Discovery Fund (c)	1,188,539	19,824,829
TOTAL DOMESTIC EQUITY FUNDS (Cost $141,527,781)		205,228,709

International Equity Funds - 23.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	748,229	12,330,811
Fidelity Series Emerging Markets Fund (c)	1,371,098	13,203,672
Fidelity Series Emerging Markets Opportunities Fund (c)	2,609,896	52,380,604
Fidelity Series International Growth Fund (c)	1,531,205	29,491,001
Fidelity Series International Index Fund (c)	844,402	11,238,988
Fidelity Series International Small Cap Fund (c)	638,509	11,978,437
Fidelity Series International Value Fund (c)	2,188,439	29,587,692
Fidelity Series Overseas Fund (c)	1,970,797	29,502,832
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $146,639,896)		189,714,037

Bond Funds - 49.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,161,960	40,953,685
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,560,751	60,259,186
Fidelity Series Corporate Bond Fund (c)	4,750,525	45,462,525
Fidelity Series Emerging Markets Debt Fund (c)	515,111	4,208,460
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	136,534	1,314,819
Fidelity Series Floating Rate High Income Fund (c)	81,536	731,375
Fidelity Series Government Bond Index Fund (c)	7,573,803	71,042,266
Fidelity Series High Income Fund (c)	484,688	4,231,329
Fidelity Series International Developed Markets Bond Index Fund (c)	3,684,072	32,677,718
Fidelity Series Investment Grade Bond Fund (c)	6,690,196	68,909,022
Fidelity Series Investment Grade Securitized Fund (c)	4,816,795	44,218,178
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,833,350	28,371,766
Fidelity Series Real Estate Income Fund (c)	79,672	804,686
TOTAL BOND FUNDS (Cost $439,431,529)		403,185,015

Short-Term Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	1,311,840	1,312,102
Fidelity Series Government Money Market Fund 5.03% (c)(e)	4,836,448	4,836,448
Fidelity Series Short-Term Credit Fund (c)	235,813	2,374,639
Fidelity Series Treasury Bill Index Fund (c)	1,307,745	13,012,067
TOTAL SHORT-TERM FUNDS (Cost $21,472,929)		21,535,256

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $750,487,074)	821,078,339
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(430,921)
NET ASSETS - 100.0%	820,647,418

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	43	Dec 2024	2,521,305	161,507	161,507
ICE MSCI EAFE Index Contracts (United States)	14	Dec 2024	1,741,460	16,293	16,293

TOTAL EQUITY INDEX CONTRACTS					177,800

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	265	Dec 2024	30,284,531	(48,522)	(48,522)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	162	Dec 2024	17,801,016	4,998	4,998

TOTAL TREASURY CONTRACTS					(43,524)

TOTAL PURCHASED					134,276

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	Dec 2024	10,756,363	(229,267)	(229,267)

TOTAL FUTURES CONTRACTS					(94,991)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,415,322.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	958,674	9,755,965	9,402,527	29,514	(10)	-	1,312,102	0.0%
Total	958,674	9,755,965	9,402,527	29,514	(10)	-	1,312,102

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	27,881,393	14,561,354	2,507,062	289,049	3,924	1,014,076	40,953,685
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	57,276,949	6,138,608	6,016,267	635,231	(8,953)	2,868,849	60,259,186
Fidelity Series Blue Chip Growth Fund	44,137,815	10,248,488	7,982,904	4,027,788	662,240	(105,230)	46,960,409
Fidelity Series Canada Fund	11,124,021	1,511,111	1,159,284	-	(3,728)	858,691	12,330,811
Fidelity Series Commodity Strategy Fund	4,813,932	2,350,453	5,284,484	154,393	(2,758,258)	2,517,678	1,639,321
Fidelity Series Corporate Bond Fund	43,612,327	4,862,425	4,692,772	994,587	(42,346)	1,722,891	45,462,525
Fidelity Series Emerging Markets Debt Fund	3,929,389	467,785	349,904	98,252	2,011	159,179	4,208,460
Fidelity Series Emerging Markets Debt Local Currency Fund	1,221,794	94,063	89,066	-	(2,241)	90,269	1,314,819
Fidelity Series Emerging Markets Fund	12,697,718	1,121,580	1,841,586	-	(82,498)	1,308,458	13,203,672
Fidelity Series Emerging Markets Opportunities Fund	50,965,903	4,462,385	9,188,469	-	7,323	6,133,462	52,380,604
Fidelity Series Floating Rate High Income Fund	701,001	100,380	63,619	33,191	(108)	(6,279)	731,375
Fidelity Series Government Bond Index Fund	63,890,168	10,137,192	5,198,846	1,126,750	15,556	2,198,196	71,042,266
Fidelity Series Government Money Market Fund 5.03%	3,815,765	1,491,362	470,679	111,901	-	-	4,836,448
Fidelity Series High Income Fund	3,915,697	525,351	340,498	127,050	756	130,023	4,231,329
Fidelity Series International Developed Markets Bond Index Fund	29,583,931	5,050,689	2,509,141	455,304	1,993	550,246	32,677,718
Fidelity Series International Growth Fund	27,908,535	3,792,644	3,226,115	-	20,528	995,409	29,491,001
Fidelity Series International Index Fund	10,566,175	1,100,952	1,168,296	-	26,475	713,682	11,238,988
Fidelity Series International Small Cap Fund	11,396,277	999,744	1,233,078	-	31,707	783,787	11,978,437
Fidelity Series International Value Fund	28,042,558	2,905,519	3,438,986	-	170,340	1,908,261	29,587,692
Fidelity Series Investment Grade Bond Fund	64,303,178	7,627,865	5,392,051	1,419,955	17,783	2,352,247	68,909,022
Fidelity Series Investment Grade Securitized Fund	42,323,581	4,485,810	4,201,850	922,670	3,504	1,607,133	44,218,178
Fidelity Series Large Cap Growth Index Fund	27,957,248	4,243,028	5,060,802	50,057	617,753	2,683,963	30,441,190
Fidelity Series Large Cap Stock Fund	29,626,303	4,091,585	7,711,525	1,399,467	1,481,857	58,080	27,546,300
Fidelity Series Large Cap Value Index Fund	52,954,671	7,602,148	7,468,011	-	147,018	3,754,740	56,990,566
Fidelity Series Long-Term Treasury Bond Index Fund	30,601,144	3,340,513	6,692,566	484,761	(2,061,469)	3,184,144	28,371,766
Fidelity Series Overseas Fund	27,974,305	3,175,171	3,460,567	-	97,256	1,716,667	29,502,832
Fidelity Series Real Estate Income Fund	743,682	91,169	63,632	23,967	822	32,645	804,686
Fidelity Series Short-Term Credit Fund	2,266,697	336,143	280,679	47,104	1,496	50,982	2,374,639
Fidelity Series Small Cap Core Fund	490,567	13,184,561	636,975	5,023	(7,878)	660,482	13,690,757
Fidelity Series Small Cap Opportunities Fund	13,102,980	1,249,222	6,170,445	598,927	604,473	(650,893)	8,135,337
Fidelity Series Treasury Bill Index Fund	12,464,359	3,833,292	3,307,935	281,535	(8,223)	30,574	13,012,067
Fidelity Series Value Discovery Fund	19,561,729	2,926,360	3,744,632	-	124,293	957,079	19,824,829
	761,851,792	128,108,952	110,952,726	13,286,962	(936,594)	40,279,491	818,350,915

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,415,322	-	1,415,322	-

Domestic Equity Funds	205,228,709	205,228,709	-	-

International Equity Funds	189,714,037	189,714,037	-	-

Bond Funds	403,185,015	403,185,015	-	-

Short-Term Funds	21,535,256	21,535,256	-	-
Total Investments in Securities:	821,078,339	819,663,017	1,415,322	-
Derivative Instruments: Assets
Futures Contracts	182,798	182,798	-	-
Total Assets	182,798	182,798	-	-
Liabilities
Futures Contracts	(277,789)	(277,789)	-	-
Total Liabilities	(277,789)	(277,789)	-	-
Total Derivative Instruments:	(94,991)	(94,991)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	177,800	(229,267)
Total Equity Risk	177,800	(229,267)
Interest Rate Risk
Futures Contracts (a)	4,998	(48,522)
Total Interest Rate Risk	4,998	(48,522)
Total Value of Derivatives	182,798	(277,789)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,414,939)	$1,415,322
Fidelity Central Funds (cost $1,312,102)	1,312,102
Other affiliated issuers (cost $747,760,033)	818,350,915

Total Investment in Securities (cost $750,487,074)		$821,078,339
Receivable for investments sold		4,726,542
Receivable for fund shares sold		328,399
Distributions receivable from Fidelity Central Funds		5,676
Total assets		826,138,956
Liabilities
Payable for investments purchased	$4,146,778
Payable for fund shares redeemed	908,163
Accrued management fee	164,159
Distribution and service plan fees payable	3,103
Payable for daily variation margin on futures contracts	269,335
Total liabilities		5,491,538
Net Assets		$820,647,418
Net Assets consist of:
Paid in capital		$759,503,831
Total accumulated earnings (loss)		61,143,587
Net Assets		$820,647,418

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,895,347 ÷ 626,087 shares)(a)		$11.01
Maximum offering price per share (100/94.25 of $11.01)		$11.68
Class M :
Net Asset Value and redemption price per share ($1,308,417 ÷ 118,959 shares)(a)		$11.00
Maximum offering price per share (100/96.50 of $11.00)		$11.40
Class C :
Net Asset Value and offering price per share ($1,381,571 ÷ 127,274 shares)(a)		$10.86
Fidelity Freedom Blend 2020 Fund :
Net Asset Value, offering price and redemption price per share ($50,248,277 ÷ 4,546,812 shares)		$11.05
Class K :
Net Asset Value, offering price and redemption price per share ($28,548,664 ÷ 2,573,714 shares)		$11.09
Class K6 :
Net Asset Value, offering price and redemption price per share ($431,050,467 ÷ 38,697,398 shares)		$11.14
Class I :
Net Asset Value, offering price and redemption price per share ($4,964,072 ÷ 448,140 shares)		$11.08
Class Z :
Net Asset Value, offering price and redemption price per share ($1,646,184 ÷ 148,348 shares)		$11.10
Premier Class :
Net Asset Value, offering price and redemption price per share ($294,604,419 ÷ 26,502,241 shares)		$11.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,794,781
Interest		34,511
Income from Fidelity Central Funds		29,514
Total income		7,858,806
Expenses
Management fee	$953,137
Distribution and service plan fees	18,007
Independent trustees' fees and expenses	985
Miscellaneous	1
Total expenses before reductions	972,130
Expense reductions	(57)
Total expenses after reductions		972,073
Net Investment income (loss)		6,886,733
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	152
Fidelity Central Funds	(10)
Other affiliated issuers	(936,594)
Futures contracts	857,230
Capital gain distributions from underlying funds:
Affiliated issuers	5,492,181
Total net realized gain (loss)		5,412,959
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	420
Affiliated issuers	40,279,491
Futures contracts	(257,526)
Total change in net unrealized appreciation (depreciation)		40,022,385
Net gain (loss)		45,435,344
Net increase (decrease) in net assets resulting from operations		$52,322,077
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,886,733	$19,903,754
Net realized gain (loss)	5,412,959	(2,863,636)
Change in net unrealized appreciation (depreciation)	40,022,385	60,287,689
Net increase (decrease) in net assets resulting from operations	52,322,077	77,327,807
Distributions to shareholders	(1,598,030)	(19,922,482)

Share transactions - net increase (decrease)	6,132,031	(53,279,553)
Total increase (decrease) in net assets	56,856,078	4,125,772

Net Assets
Beginning of period	763,791,340	759,665,568
End of period	$820,647,418	$763,791,340

Financial Highlights
Fidelity Advisor Freedom® Blend 2020 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$9.59	$10.86	$11.61	$9.30	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.07	.22	.26	.18	.09	.16
Net realized and unrealized gain (loss)	.60	.77	(1.02)	(.12)	2.70	(.49)
Total from investment operations	.67	.99	(.76)	.06	2.79	(.33)
Distributions from net investment income	(.01)	(.22)	(.26)	(.25)	(.11)	(.15)
Distributions from net realized gain	-	(.01)	(.25)	(.56)	(.37)	(.14)
Total distributions	(.01)	(.23)	(.51)	(.81)	(.48)	(.29)
Net asset value, end of period	$11.01	$10.35	$9.59	$10.86	$11.61	$9.30
Total Return C,D,E	6.47%	10.40%	(6.92)%	.19%	30.27%	(3.65)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.69%	.69%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.68 % H	.69%	.69%	.74%	.74%	.75%
Expenses net of all reductions	.68% H	.69%	.69%	.74%	.74%	.75%
Net investment income (loss)	1.29% H	2.22%	2.67%	1.50%	.82%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$6,895	$6,917	$6,154	$5,800	$3,303	$1,422
Portfolio turnover rate I	28 % H	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2020 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.34	$9.59	$10.85	$11.60	$9.29	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.05	.19	.23	.15	.06	.13
Net realized and unrealized gain (loss)	.61	.76	(1.01)	(.12)	2.71	(.48)
Total from investment operations	.66	.95	(.78)	.03	2.77	(.35)
Distributions from net investment income	- C	(.19)	(.23)	(.22)	(.10)	(.14)
Distributions from net realized gain	-	(.01)	(.25)	(.56)	(.37)	(.14)
Total distributions	- C	(.20)	(.48)	(.78)	(.46) D	(.28)
Net asset value, end of period	$11.00	$10.34	$9.59	$10.85	$11.60	$9.29
Total Return E,F,G	6.42%	10.00%	(7.13)%	(.07)%	30.14%	(3.91)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.93% J	.94%	.94%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.93 % J	.94%	.94%	.99%	.99%	1.00%
Expenses net of all reductions	.93% J	.94%	.94%	.99%	.99%	1.00%
Net investment income (loss)	1.04% J	1.97%	2.42%	1.25%	.56%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,308	$1,158	$1,257	$1,434	$1,433	$267
Portfolio turnover rate K	28 % J	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2020 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$9.49	$10.77	$11.54	$9.26	$9.90
Income from Investment Operations
Net investment income (loss) A,B	.03	.14	.18	.09	.01	.08
Net realized and unrealized gain (loss)	.60	.76	(1.00)	(.11)	2.69	(.49)
Total from investment operations	.63	.90	(.82)	(.02)	2.70	(.41)
Distributions from net investment income	-	(.15)	(.21)	(.19)	(.05)	(.09)
Distributions from net realized gain	-	(.01)	(.25)	(.56)	(.36)	(.14)
Total distributions	-	(.16)	(.46)	(.75)	(.42) C	(.23)
Net asset value, end of period	$10.86	$10.23	$9.49	$10.77	$11.54	$9.26
Total Return D,E,F	6.16%	9.51%	(7.56)%	(.56)%	29.38%	(4.42)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.43% I	1.44%	1.44%	1.49%	1.49%	1.50%
Expenses net of fee waivers, if any	1.43 % I	1.44%	1.44%	1.49%	1.49%	1.50%
Expenses net of all reductions	1.43% I	1.44%	1.44%	1.49%	1.48%	1.50%
Net investment income (loss)	.54% I	1.47%	1.92%	.75%	.08%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,382	$1,362	$1,287	$1,316	$1,027	$413
Portfolio turnover rate J	28 % I	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2020 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$9.62	$10.88	$11.63	$9.31	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.08	.24	.28	.20	.12	.18
Net realized and unrealized gain (loss)	.61	.77	(1.01)	(.11)	2.70	(.48)
Total from investment operations	.69	1.01	(.73)	.09	2.82	(.30)
Distributions from net investment income	(.02)	(.24)	(.28)	(.28)	(.13)	(.17)
Distributions from net realized gain	-	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.02)	(.25)	(.53)	(.84) C	(.50)	(.31)
Net asset value, end of period	$11.05	$10.38	$9.62	$10.88	$11.63	$9.31
Total Return D,E	6.62%	10.60%	(6.62)%	.45%	30.61%	(3.38)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.44%	.44%	.49%	.49%	.51% I
Expenses net of fee waivers, if any	.43 % H	.44%	.44%	.49%	.49%	.51% I
Expenses net of all reductions	.43% H	.44%	.44%	.49%	.49%	.51% I
Net investment income (loss)	1.54% H	2.47%	2.92%	1.75%	1.07%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$50,248	$48,385	$50,764	$60,070	$33,411	$19,124
Portfolio turnover rate J	28 % H	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2020 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$9.65	$10.92	$11.66	$9.32	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.09	.25	.29	.22	.13	.20
Net realized and unrealized gain (loss)	.60	.78	(1.03)	(.11)	2.71	(.49)
Total from investment operations	.69	1.03	(.74)	.11	2.84	(.29)
Distributions from net investment income	(.02)	(.25)	(.28)	(.28)	(.14)	(.19)
Distributions from net realized gain	-	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.02)	(.26)	(.53)	(.85)	(.50) C	(.33)
Net asset value, end of period	$11.09	$10.42	$9.65	$10.92	$11.66	$9.32
Total Return D,E	6.66%	10.75%	(6.62)%	.57%	30.84%	(3.35)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.33% H	.34%	.34%	.39%	.39%	.40%
Expenses net of fee waivers, if any	.33 % H	.34%	.34%	.39%	.39%	.40%
Expenses net of all reductions	.33% H	.34%	.34%	.39%	.39%	.40%
Net investment income (loss)	1.64% H	2.57%	3.02%	1.85%	1.17%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$28,549	$22,022	$16,963	$23,621	$26,939	$23,420
Portfolio turnover rate I	28 % H	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2020 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$9.69	$10.96	$11.68	$9.34	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.10	.26	.30	.23	.14	.21
Net realized and unrealized gain (loss)	.60	.78	(1.02)	(.11)	2.71	(.49)
Total from investment operations	.70	1.04	(.72)	.12	2.85	(.28)
Distributions from net investment income	(.02)	(.26)	(.30)	(.28)	(.15)	(.18)
Distributions from net realized gain	-	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.02)	(.27)	(.55)	(.84) C	(.51) C	(.32)
Net asset value, end of period	$11.14	$10.46	$9.69	$10.96	$11.68	$9.34
Total Return D,E	6.73%	10.83%	(6.45)%	.68%	30.88%	(3.21)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.22% H,I	.24%	.24%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.22 % H,I	.24%	.24%	.29%	.29%	.30%
Expenses net of all reductions	.22% H,I	.24%	.24%	.29%	.29%	.30%
Net investment income (loss)	1.80% I	2.67%	3.12%	1.95%	1.27%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$431,050	$348,467	$309,974	$296,601	$684,575	$476,911
Portfolio turnover rate J	28 % I	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2020 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$9.63	$10.90	$11.64	$9.31	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.08	.24	.28	.21	.12	.19
Net realized and unrealized gain (loss)	.62	.77	(1.03)	(.11)	2.71	(.50)
Total from investment operations	.70	1.01	(.75)	.10	2.83	(.31)
Distributions from net investment income	(.02)	(.23)	(.27)	(.28)	(.13)	(.18)
Distributions from net realized gain	-	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.02)	(.24)	(.52)	(.84) C	(.50)	(.32)
Net asset value, end of period	$11.08	$10.40	$9.63	$10.90	$11.64	$9.31
Total Return D,E	6.70%	10.59%	(6.72)%	.51%	30.71%	(3.50)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.44%	.44%	.49%	.49%	.51% I
Expenses net of fee waivers, if any	.43 % H	.44%	.44%	.49%	.49%	.51% I
Expenses net of all reductions	.43% H	.44%	.44%	.49%	.49%	.51% I
Net investment income (loss)	1.54% H	2.47%	2.92%	1.75%	1.07%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$4,964	$5,332	$8,616	$9,095	$8,555	$5,169
Portfolio turnover rate J	28 % H	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2020 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$9.66	$10.93	$11.68	$9.34	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.09	.25	.29	.22	.13	.20
Net realized and unrealized gain (loss)	.61	.78	(1.02)	(.11)	2.71	(.50)
Total from investment operations	.70	1.03	(.73)	.11	2.84	(.30)
Distributions from net investment income	(.02)	(.26)	(.29)	(.29)	(.14)	(.17)
Distributions from net realized gain	-	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.02)	(.27)	(.54)	(.86)	(.50) C	(.30) C
Net asset value, end of period	$11.10	$10.42	$9.66	$10.93	$11.68	$9.34
Total Return D,E	6.72%	10.75%	(6.56)%	.55%	30.77%	(3.35)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.33% H	.34%	.34%	.39%	.39%	.40%
Expenses net of fee waivers, if any	.33 % H	.34%	.34%	.39%	.39%	.40%
Expenses net of all reductions	.33% H	.34%	.34%	.39%	.39%	.40%
Net investment income (loss)	1.64% H	2.57%	3.02%	1.85%	1.17%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,646	$1,945	$787	$740	$158	$121
Portfolio turnover rate I	28 % H	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2020 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.43	$9.67	$10.94	$11.85
Income from Investment Operations
Net investment income (loss) B,C	.09	.27	.30	.43
Net realized and unrealized gain (loss)	.62	.76	(1.02)	(.47)
Total from investment operations	.71	1.03	(.72)	(.04)
Distributions from net investment income	(.02)	(.26)	(.30)	(.31)
Distributions from net realized gain	-	(.01)	(.25)	(.57)
Total distributions	(.02)	(.27)	(.55)	(.87) D
Net asset value, end of period	$11.12	$10.43	$9.67	$10.94
Total Return E,F	6.85%	10.78%	(6.45)%	(.69)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.21%	.21%	.26% I
Expenses net of fee waivers, if any	.21 % I	.21%	.21%	.26% I
Expenses net of all reductions	.21% I	.21%	.21%	.26% I
Net investment income (loss)	1.76% I	2.70%	3.15%	3.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$294,604	$283,850	$294,577	$364,143
Portfolio turnover rate J	28 % I	24%	36%	44%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2025 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $3,047,180)	3,060,000	3,047,925

Domestic Equity Funds - 29.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	6,701,583	122,102,839
Fidelity Series Commodity Strategy Fund (c)	40,316	3,563,895
Fidelity Series Large Cap Growth Index Fund (c)	3,322,849	79,150,266
Fidelity Series Large Cap Stock Fund (c)	3,123,595	71,624,039
Fidelity Series Large Cap Value Index Fund (c)	8,655,191	148,349,975
Fidelity Series Small Cap Core Fund (c)	2,851,675	35,474,835
Fidelity Series Small Cap Opportunities Fund (c)	1,388,127	21,085,656
Fidelity Series Value Discovery Fund (c)	3,091,849	51,572,037
TOTAL DOMESTIC EQUITY FUNDS (Cost $377,912,155)		532,923,542

International Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,896,547	31,255,102
Fidelity Series Emerging Markets Fund (c)	3,326,261	32,031,894
Fidelity Series Emerging Markets Opportunities Fund (c)	6,338,228	127,208,228
Fidelity Series International Growth Fund (c)	3,881,236	74,752,610
Fidelity Series International Index Fund (c)	2,140,341	28,487,932
Fidelity Series International Small Cap Fund (c)	1,386,129	26,003,785
Fidelity Series International Value Fund (c)	5,547,071	74,996,394
Fidelity Series Overseas Fund (c)	4,995,468	74,782,162
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $376,495,204)		469,518,107

Bond Funds - 43.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,259,871	12,397,129
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	21,057,201	167,825,892
Fidelity Series Corporate Bond Fund (c)	8,926,038	85,422,184
Fidelity Series Emerging Markets Debt Fund (c)	1,106,297	9,038,448
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	290,543	2,797,931
Fidelity Series Floating Rate High Income Fund (c)	174,715	1,567,198
Fidelity Series Government Bond Index Fund (c)	14,229,991	133,477,316
Fidelity Series High Income Fund (c)	1,057,983	9,236,194
Fidelity Series International Developed Markets Bond Index Fund (c)	7,892,507	70,006,540
Fidelity Series Investment Grade Bond Fund (c)	12,569,809	129,469,038
Fidelity Series Investment Grade Securitized Fund (c)	9,040,731	82,993,912
Fidelity Series Long-Term Treasury Bond Index Fund (c)	11,728,539	68,846,522
Fidelity Series Real Estate Income Fund (c)	172,299	1,740,216
TOTAL BOND FUNDS (Cost $841,779,972)		774,818,520

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	2,837,198	2,837,766
Fidelity Series Government Money Market Fund 5.03% (c)(e)	388,938	388,938
Fidelity Series Treasury Bill Index Fund (c)	132,437	1,317,743
TOTAL SHORT-TERM FUNDS (Cost $4,543,236)		4,544,447

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,603,777,747)	1,784,852,541
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(955,419)
NET ASSETS - 100.0%	1,783,897,122

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	94	Dec 2024	5,511,690	353,069	353,069
ICE MSCI EAFE Index Contracts (United States)	31	Dec 2024	3,856,090	36,340	36,340

TOTAL EQUITY INDEX CONTRACTS					389,409

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	576	Dec 2024	65,826,000	(106,191)	(106,191)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	352	Dec 2024	38,678,750	10,153	10,153

TOTAL TREASURY CONTRACTS					(96,038)

TOTAL PURCHASED					293,371

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	81	Dec 2024	23,547,713	(489,492)	(489,492)

TOTAL FUTURES CONTRACTS					(196,121)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,047,925.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,934,782	22,525,480	21,622,479	62,128	(17)	-	2,837,766	0.0%
Total	1,934,782	22,525,480	21,622,479	62,128	(17)	-	2,837,766

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	152,165	12,368,603	272,281	1,932	583	148,059	12,397,129
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	144,245,792	25,240,642	9,427,468	1,675,279	(266,095)	8,033,021	167,825,892
Fidelity Series Blue Chip Growth Fund	110,402,100	27,646,865	17,264,021	10,382,445	1,206,195	111,700	122,102,839
Fidelity Series Canada Fund	27,183,937	4,115,426	2,202,787	-	(14,061)	2,172,587	31,255,102
Fidelity Series Commodity Strategy Fund	10,343,867	4,831,978	11,088,545	333,877	(6,632,656)	6,109,251	3,563,895
Fidelity Series Corporate Bond Fund	79,826,627	9,605,319	7,182,146	1,855,976	47,520	3,124,864	85,422,184
Fidelity Series Emerging Markets Debt Fund	8,141,637	1,118,214	568,878	208,710	4,216	343,259	9,038,448
Fidelity Series Emerging Markets Debt Local Currency Fund	2,530,305	226,142	146,043	-	1,446	186,081	2,797,931
Fidelity Series Emerging Markets Fund	29,418,611	2,814,956	3,121,577	-	12,187	2,907,717	32,031,894
Fidelity Series Emerging Markets Opportunities Fund	118,058,676	11,263,507	16,739,865	-	(429,248)	15,055,158	127,208,228
Fidelity Series Floating Rate High Income Fund	1,452,927	232,113	104,318	70,582	(225)	(13,299)	1,567,198
Fidelity Series Government Bond Index Fund	116,798,838	19,866,317	7,385,838	2,098,437	68,026	4,129,973	133,477,316
Fidelity Series Government Money Market Fund 5.03%	7,427	401,920	20,409	3,485	-	-	388,938
Fidelity Series High Income Fund	8,096,321	1,406,334	550,247	270,757	3,357	280,429	9,236,194
Fidelity Series International Developed Markets Bond Index Fund	62,601,973	10,217,877	4,026,868	947,006	13,274	1,200,284	70,006,540
Fidelity Series International Growth Fund	68,204,368	9,948,436	5,982,575	-	62,841	2,519,540	74,752,610
Fidelity Series International Index Fund	25,822,078	2,932,135	2,129,891	-	18,601	1,845,009	28,487,932
Fidelity Series International Small Cap Fund	23,953,342	2,423,714	2,142,524	-	20,634	1,748,619	26,003,785
Fidelity Series International Value Fund	68,530,735	8,168,957	6,923,878	-	47,255	5,173,325	74,996,394
Fidelity Series Investment Grade Bond Fund	117,550,828	15,217,586	7,771,942	2,647,329	61,392	4,411,174	129,469,038
Fidelity Series Investment Grade Securitized Fund	77,477,290	9,041,298	6,564,019	1,721,159	(17,948)	3,057,291	82,993,912
Fidelity Series Large Cap Growth Index Fund	69,937,332	11,665,099	10,899,759	128,456	454,285	7,993,309	79,150,266
Fidelity Series Large Cap Stock Fund	74,101,823	11,113,580	17,530,740	3,626,334	2,250,180	1,689,196	71,624,039
Fidelity Series Large Cap Value Index Fund	132,455,909	21,581,872	15,886,617	-	322,213	9,876,598	148,349,975
Fidelity Series Long-Term Treasury Bond Index Fund	71,071,780	8,352,971	13,395,288	1,167,154	(3,019,601)	5,836,660	68,846,522
Fidelity Series Overseas Fund	68,364,534	8,264,170	6,422,862	-	77,446	4,498,874	74,782,162
Fidelity Series Real Estate Income Fund	1,559,121	212,967	104,348	51,406	1,230	71,246	1,740,216
Fidelity Series Short-Term Credit Fund	202,339	-	201,312	232	4,403	(5,430)	-
Fidelity Series Small Cap Core Fund	1,262,611	34,478,314	1,943,507	12,594	(25,842)	1,703,259	35,474,835
Fidelity Series Small Cap Opportunities Fund	32,768,582	3,186,902	14,713,351	1,546,367	1,208,335	(1,364,812)	21,085,656
Fidelity Series Treasury Bill Index Fund	23,289	1,354,096	60,856	10,466	6	1,208	1,317,743
Fidelity Series Value Discovery Fund	48,925,230	8,057,043	8,272,595	-	330,487	2,531,872	51,572,037
	1,601,472,394	287,355,353	201,047,355	28,759,983	(4,189,564)	95,376,022	1,778,966,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,047,925	-	3,047,925	-

Domestic Equity Funds	532,923,542	532,923,542	-	-

International Equity Funds	469,518,107	469,518,107	-	-

Bond Funds	774,818,520	774,818,520	-	-

Short-Term Funds	4,544,447	4,544,447	-	-
Total Investments in Securities:	1,784,852,541	1,781,804,616	3,047,925	-
Derivative Instruments: Assets
Futures Contracts	399,562	399,562	-	-
Total Assets	399,562	399,562	-	-
Liabilities
Futures Contracts	(595,683)	(595,683)	-	-
Total Liabilities	(595,683)	(595,683)	-	-
Total Derivative Instruments:	(196,121)	(196,121)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	389,409	(489,492)
Total Equity Risk	389,409	(489,492)
Interest Rate Risk
Futures Contracts (a)	10,153	(106,191)
Total Interest Rate Risk	10,153	(106,191)
Total Value of Derivatives	399,562	(595,683)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,047,180)	$3,047,925
Fidelity Central Funds (cost $2,837,766)	2,837,766
Other affiliated issuers (cost $1,597,892,801)	1,778,966,850

Total Investment in Securities (cost $1,603,777,747)		$1,784,852,541
Receivable for investments sold		9,551,026
Receivable for fund shares sold		1,156,391
Distributions receivable from Fidelity Central Funds		12,452
Total assets		1,795,572,410
Liabilities
Payable for investments purchased	$8,008,092
Payable for fund shares redeemed	2,699,426
Accrued management fee	377,700
Distribution and service plan fees payable	6,519
Payable for daily variation margin on futures contracts	583,551
Total liabilities		11,675,288
Net Assets		$1,783,897,122
Net Assets consist of:
Paid in capital		$1,627,560,564
Total accumulated earnings (loss)		156,336,558
Net Assets		$1,783,897,122

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($18,092,748 ÷ 1,585,863 shares)(a)		$11.41
Maximum offering price per share (100/94.25 of $11.41)		$12.11
Class M :
Net Asset Value and redemption price per share ($2,435,313 ÷ 212,236 shares)(a)		$11.47
Maximum offering price per share (100/96.50 of $11.47)		$11.89
Class C :
Net Asset Value and offering price per share ($2,108,323 ÷ 187,575 shares)(a)		$11.24
Fidelity Freedom Blend 2025 Fund :
Net Asset Value, offering price and redemption price per share ($104,765,258 ÷ 9,146,356 shares)		$11.45
Class K :
Net Asset Value, offering price and redemption price per share ($39,666,470 ÷ 3,449,827 shares)		$11.50
Class K6 :
Net Asset Value, offering price and redemption price per share ($920,592,136 ÷ 79,769,283 shares)		$11.54
Class I :
Net Asset Value, offering price and redemption price per share ($16,790,262 ÷ 1,462,783 shares)		$11.48
Class Z :
Net Asset Value, offering price and redemption price per share ($3,978,965 ÷ 345,689 shares)		$11.51
Premier Class :
Net Asset Value, offering price and redemption price per share ($675,467,647 ÷ 58,658,502 shares)		$11.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,584,720
Interest		73,051
Income from Fidelity Central Funds		62,128
Total income		14,719,899
Expenses
Management fee	$2,179,200
Distribution and service plan fees	37,401
Independent trustees' fees and expenses	2,103
Miscellaneous	3
Total expenses before reductions	2,218,707
Expense reductions	(65)
Total expenses after reductions		2,218,642
Net Investment income (loss)		12,501,257
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(17)
Other affiliated issuers	(4,189,564)
Futures contracts	1,896,299
Capital gain distributions from underlying funds:
Affiliated issuers	14,175,263
Total net realized gain (loss)		11,881,981
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	821
Affiliated issuers	95,376,022
Futures contracts	(525,973)
Total change in net unrealized appreciation (depreciation)		94,850,870
Net gain (loss)		106,732,851
Net increase (decrease) in net assets resulting from operations		$119,234,108
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,501,257	$38,776,960
Net realized gain (loss)	11,881,981	(6,983,210)
Change in net unrealized appreciation (depreciation)	94,850,870	149,345,054
Net increase (decrease) in net assets resulting from operations	119,234,108	181,138,804
Distributions to shareholders	(3,012,904)	(38,268,644)

Share transactions - net increase (decrease)	62,407,624	(11,986,818)
Total increase (decrease) in net assets	178,628,828	130,883,342

Net Assets
Beginning of period	1,605,268,294	1,474,384,952
End of period	$1,783,897,122	$1,605,268,294

Financial Highlights
Fidelity Advisor Freedom® Blend 2025 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$9.76	$11.05	$11.71	$9.09	$9.82
Income from Investment Operations
Net investment income (loss) A,B	.06	.21	.25	.19	.09	.16
Net realized and unrealized gain (loss)	.68	.93	(1.05)	(.08)	3.01	(.58)
Total from investment operations	.74	1.14	(.80)	.11	3.10	(.42)
Distributions from net investment income	(.01)	(.21)	(.25)	(.25)	(.11)	(.15)
Distributions from net realized gain	-	(.01)	(.24)	(.52)	(.36)	(.15)
Total distributions	(.01)	(.22)	(.49)	(.77)	(.48) C	(.31) C
Net asset value, end of period	$11.41	$10.68	$9.76	$11.05	$11.71	$9.09
Total Return D,E,F	6.94%	11.81%	(7.11)%	.59%	34.40%	(4.73)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70% I	.70%	.70%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.70 % I	.70%	.70%	.75%	.76%	.76%
Expenses net of all reductions	.70% I	.70%	.70%	.75%	.76%	.76%
Net investment income (loss)	1.02% I	2.12%	2.59%	1.63%	.85%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$18,093	$15,172	$10,030	$7,622	$3,751	$1,706
Portfolio turnover rate J	24 % I	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2025 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$9.81	$11.10	$11.77	$9.13	$9.82
Income from Investment Operations
Net investment income (loss) A,B	.04	.19	.23	.16	.07	.13
Net realized and unrealized gain (loss)	.68	.94	(1.05)	(.08)	3.00	(.58)
Total from investment operations	.72	1.13	(.82)	.08	3.07	(.45)
Distributions from net investment income	-	(.18)	(.23)	(.24)	(.07)	(.08)
Distributions from net realized gain	-	(.01)	(.24)	(.51)	(.36)	(.15)
Total distributions	-	(.19)	(.47)	(.75)	(.43)	(.24) C
Net asset value, end of period	$11.47	$10.75	$9.81	$11.10	$11.77	$9.13
Total Return D,E,F	6.70%	11.59%	(7.30)%	.32%	33.97%	(4.94)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95% I	.95%	.95%	1.00%	1.01%	1.02% J
Expenses net of fee waivers, if any	.95 % I	.95%	.95%	1.00%	1.01%	1.02% J
Expenses net of all reductions	.95% I	.95%	.95%	1.00%	1.01%	1.02% J
Net investment income (loss)	.77% I	1.87%	2.34%	1.38%	.60%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$2,435	$2,309	$2,166	$2,249	$1,838	$886
Portfolio turnover rate K	24 % I	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2025 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$9.65	$10.96	$11.64	$9.05	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.01	.14	.18	.10	.01	.08
Net realized and unrealized gain (loss)	.67	.93	(1.05)	(.08)	2.98	(.58)
Total from investment operations	.68	1.07	(.87)	.02	2.99	(.50)
Distributions from net investment income	-	(.15)	(.20)	(.19)	(.05)	(.11)
Distributions from net realized gain	-	(.01)	(.24)	(.51)	(.36)	(.15)
Total distributions	-	(.16)	(.44)	(.70)	(.40) C	(.26)
Net asset value, end of period	$11.24	$10.56	$9.65	$10.96	$11.64	$9.05
Total Return D,E,F	6.44%	11.14%	(7.87)%	(.16)%	33.37%	(5.45)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.45% I	1.45%	1.45%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.45 % I	1.45%	1.45%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.45% I	1.45%	1.45%	1.50%	1.51%	1.51%
Net investment income (loss)	.27% I	1.37%	1.84%	.88%	.10%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$2,108	$2,117	$2,008	$1,696	$1,273	$472
Portfolio turnover rate J	24 % I	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2025 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$9.78	$11.06	$11.73	$9.10	$9.82
Income from Investment Operations
Net investment income (loss) A,B	.07	.24	.28	.22	.12	.18
Net realized and unrealized gain (loss)	.67	.94	(1.05)	(.09)	3.01	(.57)
Total from investment operations	.74	1.18	(.77)	.13	3.13	(.39)
Distributions from net investment income	(.01)	(.23)	(.27)	(.28)	(.14)	(.17)
Distributions from net realized gain	-	(.01)	(.24)	(.53)	(.36)	(.15)
Total distributions	(.01)	(.24)	(.51)	(.80) C	(.50)	(.33) C
Net asset value, end of period	$11.45	$10.72	$9.78	$11.06	$11.73	$9.10
Total Return D,E	6.94%	12.14%	(6.82)%	.79%	34.74%	(4.45)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.50%	.51%	.52% I
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.50%	.51%	.52% I
Expenses net of all reductions	.45% H	.45%	.45%	.50%	.51%	.52% I
Net investment income (loss)	1.27% H	2.37%	2.84%	1.88%	1.10%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$104,765	$99,372	$88,783	$93,025	$43,207	$21,223
Portfolio turnover rate J	24 % H	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2025 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$9.81	$11.09	$11.75	$9.11	$9.83
Income from Investment Operations
Net investment income (loss) A,B	.07	.25	.29	.24	.13	.20
Net realized and unrealized gain (loss)	.69	.94	(1.05)	(.09)	3.01	(.58)
Total from investment operations	.76	1.19	(.76)	.15	3.14	(.38)
Distributions from net investment income	(.02)	(.23)	(.28)	(.28)	(.14)	(.18)
Distributions from net realized gain	-	(.01)	(.24)	(.53)	(.36)	(.15)
Total distributions	(.02)	(.24)	(.52)	(.81)	(.50)	(.34) C
Net asset value, end of period	$11.50	$10.76	$9.81	$11.09	$11.75	$9.11
Total Return D,E	7.07%	12.28%	(6.75)%	.90%	34.83%	(4.34)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.35% H	.35%	.35%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.35 % H	.35%	.35%	.40%	.41%	.41%
Expenses net of all reductions	.35% H	.35%	.35%	.40%	.41%	.41%
Net investment income (loss)	1.37% H	2.47%	2.94%	1.98%	1.20%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$39,666	$32,358	$27,361	$36,357	$31,964	$24,031
Portfolio turnover rate I	24 % H	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2025 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$9.84	$11.13	$11.77	$9.13	$9.84
Income from Investment Operations
Net investment income (loss) A,B	.08	.26	.30	.25	.14	.21
Net realized and unrealized gain (loss)	.69	.95	(1.06)	(.09)	3.01	(.59)
Total from investment operations	.77	1.21	(.76)	.16	3.15	(.38)
Distributions from net investment income	(.02)	(.25)	(.29)	(.28)	(.15)	(.18)
Distributions from net realized gain	-	(.01)	(.24)	(.53)	(.36)	(.16)
Total distributions	(.02)	(.26)	(.53)	(.80) C	(.51)	(.33) C
Net asset value, end of period	$11.54	$10.79	$9.84	$11.13	$11.77	$9.13
Total Return D,E	7.15%	12.37%	(6.69)%	1.05%	34.86%	(4.28)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.24% H,I	.25%	.25%	.30%	.31%	.31%
Expenses net of fee waivers, if any	.24 % H,I	.25%	.25%	.30%	.31%	.31%
Expenses net of all reductions	.24% H,I	.25%	.25%	.30%	.31%	.31%
Net investment income (loss)	1.51% I	2.57%	3.04%	2.08%	1.30%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$920,592	$731,890	$616,407	$585,570	$1,055,963	$623,940
Portfolio turnover rate J	24 % I	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2025 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$9.79	$11.07	$11.73	$9.10	$9.83
Income from Investment Operations
Net investment income (loss) A,B	.07	.24	.28	.22	.12	.18
Net realized and unrealized gain (loss)	.68	.94	(1.05)	(.08)	3.00	(.57)
Total from investment operations	.75	1.18	(.77)	.14	3.12	(.39)
Distributions from net investment income	(.01)	(.22)	(.27)	(.27)	(.13)	(.18)
Distributions from net realized gain	-	(.01)	(.24)	(.53)	(.36)	(.15)
Total distributions	(.01)	(.23)	(.51)	(.80)	(.49)	(.34) C
Net asset value, end of period	$11.48	$10.74	$9.79	$11.07	$11.73	$9.10
Total Return D,E	7.03%	12.14%	(6.83)%	.80%	34.69%	(4.46)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.50%	.51%	.51%
Expenses net of all reductions	.45% H	.45%	.45%	.50%	.51%	.51%
Net investment income (loss)	1.27% H	2.37%	2.84%	1.88%	1.10%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$16,790	$17,917	$23,383	$26,357	$24,503	$7,685
Portfolio turnover rate I	24 % H	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2025 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$9.82	$11.11	$11.77	$9.13	$9.83
Income from Investment Operations
Net investment income (loss) A,B	.07	.25	.29	.23	.13	.20
Net realized and unrealized gain (loss)	.69	.95	(1.07)	(.07)	3.01	(.58)
Total from investment operations	.76	1.20	(.78)	.16	3.14	(.38)
Distributions from net investment income	(.02)	(.24)	(.27)	(.30)	(.13)	(.17)
Distributions from net realized gain	-	(.01)	(.24)	(.53)	(.36)	(.15)
Total distributions	(.02)	(.25)	(.51)	(.82) C	(.50) C	(.32)
Net asset value, end of period	$11.51	$10.77	$9.82	$11.11	$11.77	$9.13
Total Return D,E	7.04%	12.32%	(6.83)%	1.01%	34.72%	(4.30)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.35% H	.35%	.35%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.35 % H	.35%	.35%	.40%	.41%	.41%
Expenses net of all reductions	.35% H	.35%	.35%	.40%	.41%	.41%
Net investment income (loss)	1.37% H	2.47%	2.94%	1.97%	1.20%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$3,979	$3,666	$2,134	$2,226	$130	$96
Portfolio turnover rate I	24 % H	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2025 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$9.82	$11.11	$11.95
Income from Investment Operations
Net investment income (loss) B,C	.08	.26	.30	.44
Net realized and unrealized gain (loss)	.69	.95	(1.06)	(.45)
Total from investment operations	.77	1.21	(.76)	(.01)
Distributions from net investment income	(.02)	(.25)	(.29)	(.31)
Distributions from net realized gain	-	(.01)	(.24)	(.53)
Total distributions	(.02)	(.26)	(.53)	(.83) D
Net asset value, end of period	$11.52	$10.77	$9.82	$11.11
Total Return E,F	7.17%	12.42%	(6.67)%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22% I	.22%	.22%	.26% I
Expenses net of fee waivers, if any	.22 % I	.22%	.22%	.26% I
Expenses net of all reductions	.22% I	.22%	.22%	.26% I
Net investment income (loss)	1.50% I	2.60%	3.07%	3.72% I
Supplemental Data
Net assets, end of period (000 omitted)	$675,468	$601,194	$549,028	$613,010
Portfolio turnover rate J	24 % I	24%	28%	34%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2030 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $4,408,315)	4,430,000	4,409,307

Domestic Equity Funds - 33.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	11,035,554	201,067,792
Fidelity Series Commodity Strategy Fund (c)	58,591	5,179,434
Fidelity Series Large Cap Growth Index Fund (c)	5,471,772	130,337,613
Fidelity Series Large Cap Stock Fund (c)	5,143,616	117,943,106
Fidelity Series Large Cap Value Index Fund (c)	14,238,202	244,042,780
Fidelity Series Small Cap Core Fund (c)	4,733,236	58,881,458
Fidelity Series Small Cap Opportunities Fund (c)	2,282,409	34,669,799
Fidelity Series Value Discovery Fund (c)	5,081,396	84,757,681
TOTAL DOMESTIC EQUITY FUNDS (Cost $646,035,780)		876,879,663

International Equity Funds - 28.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,074,591	50,669,257
Fidelity Series Emerging Markets Fund (c)	5,250,219	50,559,605
Fidelity Series Emerging Markets Opportunities Fund (c)	10,012,253	200,945,920
Fidelity Series International Growth Fund (c)	6,292,073	121,185,331
Fidelity Series International Index Fund (c)	3,469,824	46,183,353
Fidelity Series International Small Cap Fund (c)	2,012,286	37,750,489
Fidelity Series International Value Fund (c)	8,992,757	121,582,076
Fidelity Series Overseas Fund (c)	8,098,456	121,233,884
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $615,586,172)		750,109,915

Bond Funds - 36.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,835,499	18,061,310
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	17,057,724	135,950,057
Fidelity Series Corporate Bond Fund (c)	11,472,429	109,791,149
Fidelity Series Emerging Markets Debt Fund (c)	1,612,651	13,175,361
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	415,845	4,004,583
Fidelity Series Floating Rate High Income Fund (c)	253,081	2,270,132
Fidelity Series Government Bond Index Fund (c)	18,290,915	171,568,780
Fidelity Series High Income Fund (c)	1,542,634	13,467,197
Fidelity Series International Developed Markets Bond Index Fund (c)	11,387,162	101,004,126
Fidelity Series Investment Grade Bond Fund (c)	16,156,907	166,416,143
Fidelity Series Investment Grade Securitized Fund (c)	11,626,900	106,734,943
Fidelity Series Long-Term Treasury Bond Index Fund (c)	18,873,543	110,787,699
Fidelity Series Real Estate Income Fund (c)	248,771	2,512,587
TOTAL BOND FUNDS (Cost $1,014,873,773)		955,744,067

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	4,066,350	4,067,164
Fidelity Series Government Money Market Fund 5.03% (c)(e)	636,871	636,871
Fidelity Series Short-Term Credit Fund (c)	37	369
Fidelity Series Treasury Bill Index Fund (c)	189,697	1,887,482
TOTAL SHORT-TERM FUNDS (Cost $6,590,117)		6,591,886

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,287,494,157)	2,593,734,838
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,411,957)
NET ASSETS - 100.0%	2,592,322,881

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	138	Dec 2024	8,091,630	518,352	518,352
ICE MSCI EAFE Index Contracts (United States)	48	Dec 2024	5,970,720	55,660	55,660

TOTAL EQUITY INDEX CONTRACTS					574,012

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	837	Dec 2024	95,653,406	(151,373)	(151,373)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	512	Dec 2024	56,260,000	14,643	14,643

TOTAL TREASURY CONTRACTS					(136,730)

TOTAL PURCHASED					437,282

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	120	Dec 2024	34,885,500	(706,318)	(706,318)

TOTAL FUTURES CONTRACTS					(269,036)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,409,307.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	2,337,806	30,492,960	28,763,581	87,723	(21)	-	4,067,164	0.0%
Total	2,337,806	30,492,960	28,763,581	87,723	(21)	-	4,067,164

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	582,785	17,536,393	279,485	6,063	876	220,741	18,061,310
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	106,959,180	26,970,437	4,131,366	1,299,532	79,343	6,072,463	135,950,057
Fidelity Series Blue Chip Growth Fund	173,797,243	48,061,490	22,633,726	17,081,612	529,559	1,313,226	201,067,792
Fidelity Series Canada Fund	42,148,204	7,268,200	2,236,757	-	(8,436)	3,498,046	50,669,257
Fidelity Series Commodity Strategy Fund	14,544,646	6,853,711	15,466,124	484,683	(8,099,937)	7,347,138	5,179,434
Fidelity Series Corporate Bond Fund	98,031,987	13,965,692	6,253,542	2,336,971	71,704	3,975,308	109,791,149
Fidelity Series Emerging Markets Debt Fund	11,189,066	1,935,616	452,635	293,884	7,669	495,645	13,175,361
Fidelity Series Emerging Markets Debt Local Currency Fund	3,475,019	377,490	115,215	-	1,715	265,574	4,004,583
Fidelity Series Emerging Markets Fund	44,047,884	5,119,019	3,121,719	-	53,635	4,460,786	50,559,605
Fidelity Series Emerging Markets Opportunities Fund	176,792,560	20,463,294	18,969,371	-	811,323	21,848,114	200,945,920
Fidelity Series Floating Rate High Income Fund	2,001,761	369,584	82,299	99,946	(148)	(18,766)	2,270,132
Fidelity Series Government Bond Index Fund	143,464,570	28,172,717	5,406,807	2,644,746	51,552	5,286,748	171,568,780
Fidelity Series Government Money Market Fund 5.03%	10,242	649,054	22,425	5,028	-	-	636,871
Fidelity Series High Income Fund	11,236,521	2,259,946	439,081	385,296	5,332	404,479	13,467,197
Fidelity Series International Developed Markets Bond Index Fund	86,063,632	16,341,954	3,177,735	1,321,683	14,071	1,762,204	101,004,126
Fidelity Series International Growth Fund	105,753,041	17,331,010	6,128,051	-	148,622	4,080,709	121,185,331
Fidelity Series International Index Fund	40,037,710	5,286,949	2,145,513	-	36,307	2,967,900	46,183,353
Fidelity Series International Small Cap Fund	33,230,417	4,018,864	2,060,194	-	58,790	2,502,612	37,750,489
Fidelity Series International Value Fund	106,257,633	14,859,569	7,937,563	-	25,937	8,376,500	121,582,076
Fidelity Series Investment Grade Bond Fund	144,388,324	22,351,043	6,022,366	3,335,476	70,043	5,629,099	166,416,143
Fidelity Series Investment Grade Securitized Fund	95,149,879	13,247,604	5,531,912	2,168,145	70,209	3,799,163	106,734,943
Fidelity Series Large Cap Growth Index Fund	110,098,024	20,731,108	14,165,445	205,807	539,801	13,134,125	130,337,613
Fidelity Series Large Cap Stock Fund	116,649,527	19,805,432	24,866,688	5,889,014	2,744,562	3,610,273	117,943,106
Fidelity Series Large Cap Value Index Fund	208,514,079	39,019,627	20,187,312	-	368,781	16,327,605	244,042,780
Fidelity Series Long-Term Treasury Bond Index Fund	107,962,286	14,793,903	16,521,782	1,836,031	(2,670,452)	7,223,744	110,787,699
Fidelity Series Overseas Fund	106,000,652	14,675,421	6,822,348	-	75,934	7,304,225	121,233,884
Fidelity Series Real Estate Income Fund	2,149,093	342,708	82,337	73,032	933	102,190	2,512,587
Fidelity Series Short-Term Credit Fund	307,407	358	305,846	359	6,815	(8,365)	369
Fidelity Series Small Cap Core Fund	2,021,726	56,646,273	2,526,910	19,393	(23,170)	2,763,539	58,881,458
Fidelity Series Small Cap Opportunities Fund	51,579,187	5,901,355	22,508,345	2,542,567	1,505,275	(1,807,673)	34,669,799
Fidelity Series Treasury Bill Index Fund	31,766	1,922,260	68,315	15,137	12	1,759	1,887,482
Fidelity Series Value Discovery Fund	77,014,435	14,654,819	11,588,907	-	350,286	4,327,048	84,757,681
	2,221,490,486	461,932,900	232,258,121	42,044,405	(3,173,057)	137,266,159	2,585,258,367

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,409,307	-	4,409,307	-

Domestic Equity Funds	876,879,663	876,879,663	-	-

International Equity Funds	750,109,915	750,109,915	-	-

Bond Funds	955,744,067	955,744,067	-	-

Short-Term Funds	6,591,886	6,591,886	-	-
Total Investments in Securities:	2,593,734,838	2,589,325,531	4,409,307	-
Derivative Instruments: Assets
Futures Contracts	588,655	588,655	-	-
Total Assets	588,655	588,655	-	-
Liabilities
Futures Contracts	(857,691)	(857,691)	-	-
Total Liabilities	(857,691)	(857,691)	-	-
Total Derivative Instruments:	(269,036)	(269,036)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	574,012	(706,318)
Total Equity Risk	574,012	(706,318)
Interest Rate Risk
Futures Contracts (a)	14,643	(151,373)
Total Interest Rate Risk	14,643	(151,373)
Total Value of Derivatives	588,655	(857,691)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,408,315)	$4,409,307
Fidelity Central Funds (cost $4,067,164)	4,067,164
Other affiliated issuers (cost $2,279,018,678)	2,585,258,367

Total Investment in Securities (cost $2,287,494,157)		$2,593,734,838
Receivable for investments sold		13,133,771
Receivable for fund shares sold		1,960,168
Distributions receivable from Fidelity Central Funds		17,946
Total assets		2,608,846,723
Liabilities
Payable for investments purchased	$12,145,494
Payable for fund shares redeemed	2,948,778
Accrued management fee	571,270
Distribution and service plan fees payable	9,946
Payable for daily variation margin on futures contracts	848,354
Total liabilities		16,523,842
Net Assets		$2,592,322,881
Net Assets consist of:
Paid in capital		$2,296,200,902
Total accumulated earnings (loss)		296,121,979
Net Assets		$2,592,322,881

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($26,808,682 ÷ 2,292,269 shares)(a)		$11.70
Maximum offering price per share (100/94.25 of $11.70)		$12.41
Class M :
Net Asset Value and redemption price per share ($3,328,203 ÷ 284,723 shares)(a)		$11.69
Maximum offering price per share (100/96.50 of $11.69)		$12.11
Class C :
Net Asset Value and offering price per share ($3,829,501 ÷ 331,654 shares)(a)		$11.55
Fidelity Freedom Blend 2030 Fund :
Net Asset Value, offering price and redemption price per share ($141,474,840 ÷ 12,023,054 shares)		$11.77
Class K :
Net Asset Value, offering price and redemption price per share ($84,998,322 ÷ 7,197,483 shares)		$11.81
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,285,157,717 ÷ 108,358,327 shares)		$11.86
Class I :
Net Asset Value, offering price and redemption price per share ($36,220,397 ÷ 3,072,665 shares)		$11.79
Class Z :
Net Asset Value, offering price and redemption price per share ($12,836,753 ÷ 1,086,433 shares)		$11.82
Premier Class :
Net Asset Value, offering price and redemption price per share ($997,668,466 ÷ 84,295,321 shares)		$11.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,789,561
Interest		102,610
Income from Fidelity Central Funds		87,723
Total income		18,979,894
Expenses
Management fee	$3,239,737
Distribution and service plan fees	55,184
Independent trustees' fees and expenses	2,961
Miscellaneous	3
Total expenses before reductions	3,297,885
Expense reductions	(23)
Total expenses after reductions		3,297,862
Net Investment income (loss)		15,682,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(21)
Other affiliated issuers	(3,173,057)
Futures contracts	2,788,802
Capital gain distributions from underlying funds:
Affiliated issuers	23,254,844
Total net realized gain (loss)		22,870,568
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,076
Affiliated issuers	137,266,159
Futures contracts	(720,198)
Total change in net unrealized appreciation (depreciation)		136,547,037
Net gain (loss)		159,417,605
Net increase (decrease) in net assets resulting from operations		$175,099,637
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,682,032	$48,440,101
Net realized gain (loss)	22,870,568	(1,120,756)
Change in net unrealized appreciation (depreciation)	136,547,037	223,726,624
Net increase (decrease) in net assets resulting from operations	175,099,637	271,045,969
Distributions to shareholders	(4,148,351)	(48,884,420)

Share transactions - net increase (decrease)	194,705,294	204,011,945
Total increase (decrease) in net assets	365,656,580	426,173,494

Net Assets
Beginning of period	2,226,666,301	1,800,492,807
End of period	$2,592,322,881	$2,226,666,301

Financial Highlights
Fidelity Advisor Freedom® Blend 2030 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$9.83	$11.11	$11.76	$8.81	$9.68
Income from Investment Operations
Net investment income (loss) A,B	.05	.21	.23	.19	.10	.16
Net realized and unrealized gain (loss)	.73	1.11	(1.03)	(.02)	3.36	(.70)
Total from investment operations	.78	1.32	(.80)	.17	3.46	(.54)
Distributions from net investment income	(.01)	(.21)	(.23)	(.26)	(.12)	(.16)
Distributions from net realized gain	-	(.01)	(.26)	(.56)	(.39)	(.17)
Total distributions	(.01)	(.22)	(.48) C	(.82)	(.51)	(.33)
Net asset value, end of period	$11.70	$10.93	$9.83	$11.11	$11.76	$8.81
Total Return D,E,F	7.12%	13.55%	(7.03)%	1.05%	39.73%	(6.09)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.71% I	.71%	.71%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.71 % I	.71%	.71%	.77%	.77%	.77%
Expenses net of all reductions	.71% I	.71%	.71%	.77%	.77%	.77%
Net investment income (loss)	.84% I	2.02%	2.39%	1.59%	.88%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$26,809	$22,388	$12,749	$9,930	$5,650	$1,516
Portfolio turnover rate J	19 % I	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2030 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$9.82	$11.10	$11.76	$8.79	$9.68
Income from Investment Operations
Net investment income (loss) A,B	.03	.18	.21	.16	.07	.13
Net realized and unrealized gain (loss)	.73	1.12	(1.03)	(.02)	3.37	(.70)
Total from investment operations	.76	1.30	(.82)	.14	3.44	(.57)
Distributions from net investment income	-	(.18)	(.20)	(.24)	(.09)	(.15)
Distributions from net realized gain	-	(.01)	(.26)	(.56)	(.38)	(.17)
Total distributions	-	(.19)	(.46)	(.80)	(.47)	(.32)
Net asset value, end of period	$11.69	$10.93	$9.82	$11.10	$11.76	$8.79
Total Return C,D,E	6.95%	13.29%	(7.28)%	.78%	39.53%	(6.44)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.96%	.96%	1.02%	1.02%	1.02%
Expenses net of fee waivers, if any	.96 % H	.96%	.96%	1.02%	1.02%	1.02%
Expenses net of all reductions	.96% H	.96%	.96%	1.02%	1.02%	1.02%
Net investment income (loss)	.59% H	1.77%	2.14%	1.34%	.64%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$3,328	$3,008	$2,585	$2,726	$2,306	$976
Portfolio turnover rate I	19 % H	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2030 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$9.74	$11.02	$11.68	$8.77	$9.66
Income from Investment Operations
Net investment income (loss) A,B	- C	.13	.16	.10	.01	.08
Net realized and unrealized gain (loss)	.72	1.11	(1.02)	(.02)	3.35	(.71)
Total from investment operations	.72	1.24	(.86)	.08	3.36	(.63)
Distributions from net investment income	-	(.14)	(.16)	(.19)	(.06)	(.09)
Distributions from net realized gain	-	(.01)	(.26)	(.55)	(.39)	(.17)
Total distributions	-	(.15)	(.42)	(.74)	(.45)	(.26)
Net asset value, end of period	$11.55	$10.83	$9.74	$11.02	$11.68	$8.77
Total Return D,E,F	6.65%	12.75%	(7.72)%	.35%	38.75%	(6.94)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.46% I	1.46%	1.46%	1.52%	1.52%	1.51% J
Expenses net of fee waivers, if any	1.46 % I	1.46%	1.46%	1.52%	1.52%	1.51% J
Expenses net of all reductions	1.46% I	1.46%	1.46%	1.52%	1.52%	1.51% J
Net investment income (loss)	.09% I	1.27%	1.64%	.84%	.13%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,830	$3,439	$2,798	$3,242	$3,003	$987
Portfolio turnover rate K	19 % I	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2030 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.99	$9.87	$11.15	$11.80	$8.82	$9.69
Income from Investment Operations
Net investment income (loss) A,B	.06	.23	.26	.22	.12	.18
Net realized and unrealized gain (loss)	.73	1.12	(1.04)	(.01)	3.38	(.70)
Total from investment operations	.79	1.35	(.78)	.21	3.50	(.52)
Distributions from net investment income	(.01)	(.22)	(.24)	(.29)	(.13)	(.18)
Distributions from net realized gain	-	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.01)	(.23)	(.50)	(.86)	(.52)	(.35)
Net asset value, end of period	$11.77	$10.99	$9.87	$11.15	$11.80	$8.82
Total Return C,D	7.23%	13.83%	(6.84)%	1.37%	40.16%	(5.94)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.46%	.52%	.52%	.53% H
Expenses net of fee waivers, if any	.46 % G	.46%	.46%	.52%	.52%	.53% H
Expenses net of all reductions	.46% G	.46%	.46%	.52%	.52%	.53% H
Net investment income (loss)	1.09% G	2.27%	2.64%	1.84%	1.14%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$141,475	$128,200	$97,873	$91,428	$32,244	$17,917
Portfolio turnover rate I	19 % G	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2030 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$9.90	$11.18	$11.82	$8.83	$9.70
Income from Investment Operations
Net investment income (loss) A,B	.07	.24	.27	.23	.13	.20
Net realized and unrealized gain (loss)	.73	1.13	(1.04)	(.02)	3.39	(.71)
Total from investment operations	.80	1.37	(.77)	.21	3.52	(.51)
Distributions from net investment income	(.02)	(.23)	(.25)	(.28)	(.14)	(.19)
Distributions from net realized gain	-	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.02)	(.24)	(.51)	(.85)	(.53)	(.36)
Net asset value, end of period	$11.81	$11.03	$9.90	$11.18	$11.82	$8.83
Total Return C,D	7.28%	13.95%	(6.76)%	1.43%	40.29%	(5.86)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36% G	.36%	.36%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.42%	.42%	.42%
Expenses net of all reductions	.36% G	.36%	.36%	.42%	.42%	.42%
Net investment income (loss)	1.19% G	2.37%	2.74%	1.94%	1.24%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$84,998	$53,110	$43,937	$48,882	$31,624	$21,646
Portfolio turnover rate H	19 % G	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2030 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.08	$9.94	$11.22	$11.84	$8.85	$9.70
Income from Investment Operations
Net investment income (loss) A,B	.08	.25	.28	.25	.14	.20
Net realized and unrealized gain (loss)	.72	1.14	(1.04)	(.02)	3.39	(.70)
Total from investment operations	.80	1.39	(.76)	.23	3.53	(.50)
Distributions from net investment income	(.02)	(.24)	(.26)	(.28)	(.15)	(.18)
Distributions from net realized gain	-	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.02)	(.25)	(.52)	(.85)	(.54)	(.35)
Net asset value, end of period	$11.86	$11.08	$9.94	$11.22	$11.84	$8.85
Total Return C,D	7.23%	14.12%	(6.62)%	1.56%	40.33%	(5.71)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G,H	.26%	.26%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.25 % G,H	.26%	.26%	.32%	.32%	.32%
Expenses net of all reductions	.25% G,H	.26%	.26%	.32%	.32%	.32%
Net investment income (loss)	1.35% H	2.47%	2.84%	2.04%	1.34%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,285,158	$950,796	$707,260	$613,817	$1,111,589	$615,185
Portfolio turnover rate I	19 % H	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2030 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.01	$9.88	$11.16	$11.80	$8.82	$9.69
Income from Investment Operations
Net investment income (loss) A,B	.06	.23	.26	.22	.12	.18
Net realized and unrealized gain (loss)	.73	1.13	(1.04)	(.02)	3.38	(.70)
Total from investment operations	.79	1.36	(.78)	.20	3.50	(.52)
Distributions from net investment income	(.01)	(.22)	(.24)	(.28)	(.13)	(.18)
Distributions from net realized gain	-	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.01)	(.23)	(.50)	(.84) C	(.52)	(.35)
Net asset value, end of period	$11.79	$11.01	$9.88	$11.16	$11.80	$8.82
Total Return D,E	7.22%	13.85%	(6.85)%	1.35%	40.19%	(5.92)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.46%	.46%	.52%	.52%	.53% I
Expenses net of fee waivers, if any	.46 % H	.46%	.46%	.52%	.52%	.53% I
Expenses net of all reductions	.46% H	.46%	.46%	.52%	.52%	.53% I
Net investment income (loss)	1.09% H	2.27%	2.64%	1.84%	1.14%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$36,220	$36,663	$40,936	$37,047	$30,890	$10,530
Portfolio turnover rate J	19 % H	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2030 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.04	$9.91	$11.19	$11.84	$8.85	$9.70
Income from Investment Operations
Net investment income (loss) A,B	.07	.24	.27	.23	.13	.19
Net realized and unrealized gain (loss)	.73	1.14	(1.04)	(.01)	3.39	(.70)
Total from investment operations	.80	1.38	(.77)	.22	3.52	(.51)
Distributions from net investment income	(.02)	(.24)	(.25)	(.30)	(.14)	(.17)
Distributions from net realized gain	-	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.02)	(.25)	(.51)	(.87)	(.53)	(.34)
Net asset value, end of period	$11.82	$11.04	$9.91	$11.19	$11.84	$8.85
Total Return C,D	7.23%	14.02%	(6.73)%	1.44%	40.22%	(5.83)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36% G	.36%	.36%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.42%	.42%	.42%
Expenses net of all reductions	.36% G	.36%	.36%	.42%	.42%	.42%
Net investment income (loss)	1.19% G	2.37%	2.74%	1.94%	1.24%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$12,837	$11,731	$5,564	$5,101	$290	$141
Portfolio turnover rate H	19 % G	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2030 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$9.92	$11.20	$12.04
Income from Investment Operations
Net investment income (loss) B,C	.07	.26	.28	.45
Net realized and unrealized gain (loss)	.74	1.12	(1.04)	(.41)
Total from investment operations	.81	1.38	(.76)	.04
Distributions from net investment income	(.02)	(.24)	(.27)	(.31)
Distributions from net realized gain	-	(.01)	(.26)	(.57)
Total distributions	(.02)	(.25)	(.52) D	(.88)
Net asset value, end of period	$11.84	$11.05	$9.92	$11.20
Total Return E,F	7.35%	14.08%	(6.60)%	(.06)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23% I	.23%	.23%	.27% I
Expenses net of fee waivers, if any	.23 % I	.23%	.23%	.27% I
Expenses net of all reductions	.23% I	.23%	.23%	.27% I
Net investment income (loss)	1.32% I	2.50%	2.87%	3.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$997,668	$855,064	$710,791	$714,942
Portfolio turnover rate J	19 % I	18%	23%	29%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2035 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $4,885,050)	4,910,000	4,886,248

Domestic Equity Funds - 40.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	14,445,408	263,195,330
Fidelity Series Commodity Strategy Fund (c)	64,869	5,734,401
Fidelity Series Large Cap Growth Index Fund (c)	7,162,509	170,610,954
Fidelity Series Large Cap Stock Fund (c)	6,732,926	154,385,995
Fidelity Series Large Cap Value Index Fund (c)	18,652,795	319,708,913
Fidelity Series Small Cap Core Fund (c)	6,154,359	76,560,223
Fidelity Series Small Cap Opportunities Fund (c)	2,987,548	45,380,850
Fidelity Series Value Discovery Fund (c)	6,666,784	111,201,955
TOTAL DOMESTIC EQUITY FUNDS (Cost $856,586,690)		1,146,778,621

International Equity Funds - 33.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,948,793	65,076,114
Fidelity Series Emerging Markets Fund (c)	6,517,729	62,765,726
Fidelity Series Emerging Markets Opportunities Fund (c)	12,438,814	249,647,005
Fidelity Series International Growth Fund (c)	8,080,949	155,639,076
Fidelity Series International Index Fund (c)	4,456,347	59,313,984
Fidelity Series International Small Cap Fund (c)	2,224,269	41,727,279
Fidelity Series International Value Fund (c)	11,549,409	156,148,016
Fidelity Series Overseas Fund (c)	10,400,860	155,700,868
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $784,759,847)		946,018,068

Bond Funds - 26.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,042,486	20,098,058
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	3,860,548	30,768,569
Fidelity Series Corporate Bond Fund (c)	9,286,025	88,867,257
Fidelity Series Emerging Markets Debt Fund (c)	1,794,207	14,658,669
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	455,806	4,389,408
Fidelity Series Floating Rate High Income Fund (c)	275,011	2,466,846
Fidelity Series Government Bond Index Fund (c)	14,804,807	138,869,088
Fidelity Series High Income Fund (c)	1,719,687	15,012,867
Fidelity Series International Developed Markets Bond Index Fund (c)	10,510,476	93,227,926
Fidelity Series Investment Grade Bond Fund (c)	13,077,410	134,697,319
Fidelity Series Investment Grade Securitized Fund (c)	9,400,013	86,292,115
Fidelity Series Long-Term Treasury Bond Index Fund (c)	22,965,254	134,806,043
Fidelity Series Real Estate Income Fund (c)	271,116	2,738,277
TOTAL BOND FUNDS (Cost $800,415,562)		766,892,442

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	3,813,443	3,814,206
Fidelity Series Government Money Market Fund 5.03% (c)(e)	915,820	915,820
Fidelity Series Treasury Bill Index Fund (c)	199,240	1,982,439
TOTAL SHORT-TERM FUNDS (Cost $6,710,482)		6,712,465

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,453,357,631)	2,871,287,844
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,578,945)
NET ASSETS - 100.0%	2,869,708,899

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	154	Dec 2024	9,029,790	578,431	578,431
ICE MSCI EAFE Index Contracts (United States)	55	Dec 2024	6,841,450	67,707	67,707

TOTAL EQUITY INDEX CONTRACTS					646,138

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	926	Dec 2024	105,824,438	(164,642)	(164,642)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	566	Dec 2024	62,193,672	16,450	16,450

TOTAL TREASURY CONTRACTS					(148,192)

TOTAL PURCHASED					497,946

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	136	Dec 2024	39,536,900	(786,835)	(786,835)

TOTAL FUTURES CONTRACTS					(288,889)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,886,248.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	2,427,675	33,141,157	31,754,608	90,706	(18)	-	3,814,206	0.0%
Total	2,427,675	33,141,157	31,754,608	90,706	(18)	-	3,814,206

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	789,022	19,172,542	119,232	7,956	87	255,639	20,098,058
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	15,710,820	14,289,733	472,263	238,149	(44,349)	1,284,628	30,768,569
Fidelity Series Blue Chip Growth Fund	230,451,459	58,072,173	27,915,703	22,260,322	1,199,441	1,387,960	263,195,330
Fidelity Series Canada Fund	54,850,485	8,027,556	2,289,186	-	(13,941)	4,501,200	65,076,114
Fidelity Series Commodity Strategy Fund	16,094,392	7,183,395	16,720,710	532,767	(8,450,376)	7,627,700	5,734,401
Fidelity Series Corporate Bond Fund	75,644,109	12,276,040	2,269,484	1,820,893	25,408	3,191,184	88,867,257
Fidelity Series Emerging Markets Debt Fund	12,407,997	2,002,225	308,520	322,346	5,485	551,482	14,658,669
Fidelity Series Emerging Markets Debt Local Currency Fund	3,809,140	367,096	78,532	-	1,040	290,664	4,389,408
Fidelity Series Emerging Markets Fund	54,658,983	5,548,516	3,032,737	-	52,625	5,538,339	62,765,726
Fidelity Series Emerging Markets Opportunities Fund	219,381,008	22,328,642	20,119,514	-	1,089,263	26,967,606	249,647,005
Fidelity Series Floating Rate High Income Fund	2,173,549	369,625	56,095	107,412	(94)	(20,139)	2,466,846
Fidelity Series Government Bond Index Fund	110,736,944	26,504,103	2,611,611	2,064,319	14,724	4,224,928	138,869,088
Fidelity Series Government Money Market Fund 5.03%	11,432	920,185	15,797	5,799	-	-	915,820
Fidelity Series High Income Fund	12,469,047	2,390,618	298,409	423,110	3,148	448,463	15,012,867
Fidelity Series International Developed Markets Bond Index Fund	74,990,662	18,335,017	1,748,332	1,146,886	1,019	1,649,560	93,227,926
Fidelity Series International Growth Fund	137,622,579	19,315,614	6,753,130	-	340,292	5,113,721	155,639,076
Fidelity Series International Index Fund	52,103,862	5,845,413	2,495,523	-	75,128	3,785,104	59,313,984
Fidelity Series International Small Cap Fund	36,715,962	3,920,481	1,734,434	-	75,793	2,749,477	41,727,279
Fidelity Series International Value Fund	138,279,865	16,468,009	9,396,147	-	37,857	10,758,432	156,148,016
Fidelity Series Investment Grade Bond Fund	111,449,870	21,268,351	2,560,375	2,602,948	26,212	4,513,261	134,697,319
Fidelity Series Investment Grade Securitized Fund	73,422,608	11,644,761	1,847,839	1,689,250	18,115	3,054,470	86,292,115
Fidelity Series Large Cap Growth Index Fund	145,999,157	24,063,490	17,377,246	269,769	756,829	17,168,724	170,610,954
Fidelity Series Large Cap Stock Fund	154,671,199	23,277,581	31,978,181	7,638,906	3,812,052	4,603,344	154,385,995
Fidelity Series Large Cap Value Index Fund	276,491,722	44,186,251	22,756,268	-	510,001	21,277,207	319,708,913
Fidelity Series Long-Term Treasury Bond Index Fund	129,218,257	17,328,546	17,246,687	2,203,525	(2,913,207)	8,419,134	134,806,043
Fidelity Series Overseas Fund	137,945,123	16,519,327	8,246,672	-	134,677	9,348,413	155,700,868
Fidelity Series Real Estate Income Fund	2,341,792	341,162	56,103	78,941	1,069	110,357	2,738,277
Fidelity Series Short-Term Credit Fund	369,296	-	367,421	424	7,799	(9,674)	-
Fidelity Series Small Cap Core Fund	2,746,601	72,924,314	2,694,364	26,359	(25,027)	3,608,699	76,560,223
Fidelity Series Small Cap Opportunities Fund	68,385,197	7,148,214	29,703,307	3,309,805	2,118,228	(2,567,482)	45,380,850
Fidelity Series Treasury Bill Index Fund	34,713	1,994,299	48,558	16,885	1	1,984	1,982,439
Fidelity Series Value Discovery Fund	102,113,452	17,015,157	14,009,550	-	365,249	5,717,647	111,201,955
	2,454,090,304	501,048,436	247,327,930	46,766,771	(775,452)	155,552,032	2,862,587,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,886,248	-	4,886,248	-

Domestic Equity Funds	1,146,778,621	1,146,778,621	-	-

International Equity Funds	946,018,068	946,018,068	-	-

Bond Funds	766,892,442	766,892,442	-	-

Short-Term Funds	6,712,465	6,712,465	-	-
Total Investments in Securities:	2,871,287,844	2,866,401,596	4,886,248	-
Derivative Instruments: Assets
Futures Contracts	662,588	662,588	-	-
Total Assets	662,588	662,588	-	-
Liabilities
Futures Contracts	(951,477)	(951,477)	-	-
Total Liabilities	(951,477)	(951,477)	-	-
Total Derivative Instruments:	(288,889)	(288,889)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	646,138	(786,835)
Total Equity Risk	646,138	(786,835)
Interest Rate Risk
Futures Contracts (a)	16,450	(164,642)
Total Interest Rate Risk	16,450	(164,642)
Total Value of Derivatives	662,588	(951,477)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,885,050)	$4,886,248
Fidelity Central Funds (cost $3,814,206)	3,814,206
Other affiliated issuers (cost $2,444,658,375)	2,862,587,390

Total Investment in Securities (cost $2,453,357,631)		$2,871,287,844
Receivable for investments sold		17,253,389
Receivable for fund shares sold		2,535,570
Distributions receivable from Fidelity Central Funds		16,988
Total assets		2,891,093,791
Liabilities
Payable for investments purchased	$16,420,057
Payable for fund shares redeemed	3,369,414
Accrued management fee	644,287
Distribution and service plan fees payable	10,331
Payable for daily variation margin on futures contracts	940,803
Total liabilities		21,384,892
Net Assets		$2,869,708,899
Net Assets consist of:
Paid in capital		$2,451,141,087
Total accumulated earnings (loss)		418,567,812
Net Assets		$2,869,708,899

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($30,326,180 ÷ 2,462,267 shares)(a)		$12.32
Maximum offering price per share (100/94.25 of $12.32)		$13.07
Class M :
Net Asset Value and redemption price per share ($3,364,960 ÷ 274,210 shares)(a)		$12.27
Maximum offering price per share (100/96.50 of $12.27)		$12.72
Class C :
Net Asset Value and offering price per share ($3,323,101 ÷ 274,384 shares)(a)		$12.11
Fidelity Freedom Blend 2035 Fund :
Net Asset Value, offering price and redemption price per share ($203,015,155 ÷ 16,376,572 shares)		$12.40
Class K :
Net Asset Value, offering price and redemption price per share ($55,270,146 ÷ 4,441,585 shares)		$12.44
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,401,973,315 ÷ 112,091,950 shares)		$12.51
Class I :
Net Asset Value, offering price and redemption price per share ($36,228,866 ÷ 2,919,911 shares)		$12.41
Class Z :
Net Asset Value, offering price and redemption price per share ($3,853,583 ÷ 309,833 shares)		$12.44
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,132,353,593 ÷ 90,716,589 shares)		$12.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,494,570
Interest		112,652
Income from Fidelity Central Funds		90,706
Total income		16,697,928
Expenses
Management fee	$3,637,491
Distribution and service plan fees	57,169
Independent trustees' fees and expenses	3,244
Miscellaneous	6
Total expenses before reductions	3,697,910
Expense reductions	(16)
Total expenses after reductions		3,697,894
Net Investment income (loss)		13,000,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(18)
Other affiliated issuers	(775,452)
Futures contracts	2,930,377
Capital gain distributions from underlying funds:
Affiliated issuers	30,272,201
Total net realized gain (loss)		32,427,108
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,287
Affiliated issuers	155,552,032
Futures contracts	(781,438)
Total change in net unrealized appreciation (depreciation)		154,771,881
Net gain (loss)		187,198,989
Net increase (decrease) in net assets resulting from operations		$200,199,023
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,000,034	$47,307,319
Net realized gain (loss)	32,427,108	(167,587)
Change in net unrealized appreciation (depreciation)	154,771,881	302,728,895
Net increase (decrease) in net assets resulting from operations	200,199,023	349,868,627
Distributions to shareholders	(3,838,165)	(49,083,882)

Share transactions - net increase (decrease)	213,564,026	285,762,869
Total increase (decrease) in net assets	409,924,884	586,547,614

Net Assets
Beginning of period	2,459,784,015	1,873,236,401
End of period	$2,869,708,899	$2,459,784,015

Financial Highlights
Fidelity Advisor Freedom® Blend 2035 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$10.04	$11.42	$12.05	$8.46	$9.60
Income from Investment Operations
Net investment income (loss) A,B	.03	.19	.21	.18	.10	.15
Net realized and unrealized gain (loss)	.82	1.46	(1.05)	.14	4.03	(.94)
Total from investment operations	.85	1.65	(.84)	.32	4.13	(.79)
Distributions from net investment income	(.01)	(.19)	(.22)	(.28)	(.12)	(.17)
Distributions from net realized gain	-	(.02)	(.31)	(.67)	(.42)	(.19)
Total distributions	(.01)	(.21)	(.54) C	(.95)	(.54)	(.35) C
Net asset value, end of period	$12.32	$11.48	$10.04	$11.42	$12.05	$8.46
Total Return D,E,F	7.37%	16.51%	(7.23)%	2.19%	49.46%	(8.89)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.72%	.73%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.72 % I	.72%	.73%	.78%	.78%	.78%
Expenses net of all reductions	.72% I	.72%	.73%	.78%	.78%	.78%
Net investment income (loss)	.51% I	1.79%	2.14%	1.46%	.92%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$30,326	$23,639	$13,309	$6,186	$2,089	$790
Portfolio turnover rate J	19 % I	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2035 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$10.01	$11.39	$12.01	$8.46	$9.59
Income from Investment Operations
Net investment income (loss) A,B	.02	.16	.18	.15	.07	.13
Net realized and unrealized gain (loss)	.80	1.46	(1.05)	.14	4.02	(.94)
Total from investment operations	.82	1.62	(.87)	.29	4.09	(.81)
Distributions from net investment income	-	(.16)	(.19)	(.24)	(.12)	(.14)
Distributions from net realized gain	-	(.02)	(.31)	(.67)	(.41)	(.19)
Total distributions	-	(.18)	(.51) C	(.91)	(.54) C	(.32) C
Net asset value, end of period	$12.27	$11.45	$10.01	$11.39	$12.01	$8.46
Total Return D,E,F	7.16%	16.28%	(7.51)%	2.00%	48.92%	(9.06)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97% I	.97%	.98%	1.03%	1.03%	1.03%
Expenses net of fee waivers, if any	.97 % I	.97%	.98%	1.03%	1.03%	1.03%
Expenses net of all reductions	.97% I	.97%	.98%	1.03%	1.03%	1.03%
Net investment income (loss)	.26% I	1.55%	1.89%	1.21%	.67%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$3,365	$3,027	$2,874	$1,913	$887	$291
Portfolio turnover rate J	19 % I	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2035 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.33	$9.93	$11.30	$11.96	$8.44	$9.59
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.11	.13	.09	.02	.08
Net realized and unrealized gain (loss)	.79	1.44	(1.03)	.12	4.00	(.94)
Total from investment operations	.78	1.55	(.90)	.21	4.02	(.86)
Distributions from net investment income	-	(.13)	(.16)	(.21)	(.09)	(.10)
Distributions from net realized gain	-	(.02)	(.31)	(.67)	(.41)	(.19)
Total distributions	-	(.15)	(.47)	(.87) C	(.50)	(.29)
Net asset value, end of period	$12.11	$11.33	$9.93	$11.30	$11.96	$8.44
Total Return D,E,F	6.88%	15.64%	(7.85)%	1.36%	48.25%	(9.54)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.47% I	1.47%	1.48%	1.53%	1.54% J	1.53%
Expenses net of fee waivers, if any	1.47 % I	1.47%	1.48%	1.53%	1.54% J	1.53%
Expenses net of all reductions	1.47% I	1.47%	1.48%	1.53%	1.54% J	1.53%
Net investment income (loss)	(.23)% I	1.04%	1.39%	.71%	.16%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$3,323	$3,100	$2,301	$1,958	$1,362	$274
Portfolio turnover rate K	19 % I	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2035 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.55	$10.09	$11.45	$12.07	$8.48	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.04	.22	.24	.21	.13	.17
Net realized and unrealized gain (loss)	.82	1.46	(1.06)	.14	4.03	(.94)
Total from investment operations	.86	1.68	(.82)	.35	4.16	(.77)
Distributions from net investment income	(.01)	(.21)	(.23)	(.30)	(.14)	(.18)
Distributions from net realized gain	-	(.02)	(.31)	(.68)	(.43)	(.19)
Total distributions	(.01)	(.22) C	(.54)	(.97) C	(.57)	(.36) C
Net asset value, end of period	$12.40	$11.55	$10.09	$11.45	$12.07	$8.48
Total Return D,E	7.47%	16.82%	(6.99)%	2.48%	49.72%	(8.68)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.47%	.48%	.53%	.53%	.54% I
Expenses net of fee waivers, if any	.47 % H	.47%	.48%	.53%	.53%	.54% I
Expenses net of all reductions	.47% H	.47%	.48%	.53%	.53%	.54% I
Net investment income (loss)	.76% H	2.04%	2.39%	1.71%	1.17%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$203,015	$187,807	$127,296	$109,569	$37,661	$14,672
Portfolio turnover rate J	19 % H	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2035 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$10.12	$11.48	$12.09	$8.48	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.05	.23	.25	.22	.14	.19
Net realized and unrealized gain (loss)	.82	1.47	(1.06)	.14	4.04	(.94)
Total from investment operations	.87	1.70	(.81)	.36	4.18	(.75)
Distributions from net investment income	(.02)	(.21)	(.23)	(.29)	(.14)	(.19)
Distributions from net realized gain	-	(.02)	(.31)	(.68)	(.43)	(.19)
Total distributions	(.02)	(.23)	(.55) C	(.97)	(.57)	(.38)
Net asset value, end of period	$12.44	$11.59	$10.12	$11.48	$12.09	$8.48
Total Return D,E	7.51%	16.91%	(6.91)%	2.55%	49.96%	(8.56)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37% H	.37%	.38%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.37 % H	.37%	.38%	.43%	.43%	.43%
Expenses net of all reductions	.37% H	.37%	.38%	.43%	.43%	.43%
Net investment income (loss)	.86% H	2.14%	2.49%	1.81%	1.27%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$55,270	$36,927	$29,257	$35,991	$24,728	$16,000
Portfolio turnover rate I	19 % H	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2035 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$10.17	$11.53	$12.12	$8.50	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.06	.24	.26	.24	.15	.20
Net realized and unrealized gain (loss)	.83	1.47	(1.06)	.13	4.04	(.94)
Total from investment operations	.89	1.71	(.80)	.37	4.19	(.74)
Distributions from net investment income	(.02)	(.22)	(.24)	(.28)	(.15)	(.18)
Distributions from net realized gain	-	(.02)	(.31)	(.68)	(.43)	(.19)
Total distributions	(.02)	(.24)	(.56) C	(.96)	(.57) C	(.37)
Net asset value, end of period	$12.51	$11.64	$10.17	$11.53	$12.12	$8.50
Total Return D,E	7.64%	16.97%	(6.79)%	2.62%	50.08%	(8.41)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.26% H,I	.27%	.28%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.26 % H,I	.27%	.28%	.33%	.33%	.33%
Expenses net of all reductions	.26% H,I	.27%	.28%	.33%	.33%	.33%
Net investment income (loss)	1.04% I	2.24%	2.59%	1.91%	1.37%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,401,973	$1,001,075	$690,861	$562,284	$1,067,514	$572,455
Portfolio turnover rate J	19 % I	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2035 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$10.09	$11.46	$12.07	$8.48	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.04	.22	.24	.21	.13	.18
Net realized and unrealized gain (loss)	.82	1.47	(1.07)	.14	4.02	(.94)
Total from investment operations	.86	1.69	(.83)	.35	4.15	(.76)
Distributions from net investment income	(.01)	(.20)	(.23)	(.28)	(.13)	(.19)
Distributions from net realized gain	-	(.02)	(.31)	(.68)	(.43)	(.19)
Total distributions	(.01)	(.22)	(.54)	(.96)	(.56)	(.37) C
Net asset value, end of period	$12.41	$11.56	$10.09	$11.46	$12.07	$8.48
Total Return D,E	7.46%	16.87%	(7.03)%	2.47%	49.67%	(8.60)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.47%	.48%	.53%	.53%	.54% I
Expenses net of fee waivers, if any	.47 % H	.47%	.48%	.53%	.53%	.54% I
Expenses net of all reductions	.47% H	.47%	.48%	.53%	.53%	.54% I
Net investment income (loss)	.76% H	2.05%	2.39%	1.71%	1.17%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$36,229	$34,472	$32,413	$24,436	$17,238	$5,807
Portfolio turnover rate J	19 % H	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2035 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.58	$10.12	$11.49	$12.10	$8.49	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.05	.23	.25	.22	.14	.19
Net realized and unrealized gain (loss)	.83	1.47	(1.06)	.14	4.03	(.94)
Total from investment operations	.88	1.70	(.81)	.36	4.17	(.75)
Distributions from net investment income	(.02)	(.22)	(.24)	(.29)	(.14)	(.18)
Distributions from net realized gain	-	(.02)	(.31)	(.69)	(.43)	(.19)
Total distributions	(.02)	(.24)	(.56) C	(.97) C	(.56) C	(.37)
Net asset value, end of period	$12.44	$11.58	$10.12	$11.49	$12.10	$8.49
Total Return D,E	7.57%	16.90%	(6.90)%	2.58%	49.87%	(8.52)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37% H	.37%	.38%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.37 % H	.37%	.38%	.43%	.43%	.43%
Expenses net of all reductions	.37% H	.37%	.38%	.43%	.43%	.43%
Net investment income (loss)	.86% H	2.14%	2.49%	1.81%	1.27%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$3,854	$3,389	$1,738	$1,262	$345	$228
Portfolio turnover rate I	19 % H	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2035 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$10.15	$11.50	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.06	.24	.26	.46
Net realized and unrealized gain (loss)	.82	1.47	(1.05)	(.33)
Total from investment operations	.88	1.71	(.79)	.13
Distributions from net investment income	(.02)	(.23)	(.24)	(.31)
Distributions from net realized gain	-	(.02)	(.31)	(.68)
Total distributions	(.02)	(.24) D	(.56)	(.99)
Net asset value, end of period	$12.48	$11.62	$10.15	$11.50
Total Return E,F	7.58%	17.04%	(6.70)%	.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23% I	.23%	.24%	.28% I
Expenses net of fee waivers, if any	.23 % I	.23%	.24%	.28% I
Expenses net of all reductions	.23% I	.23%	.24%	.28% I
Net investment income (loss)	1.00% I	2.28%	2.63%	3.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,132,354	$978,508	$772,627	$750,109
Portfolio turnover rate J	19 % I	17%	19%	24%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2040 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $4,575,632)	4,600,000	4,576,621

Domestic Equity Funds - 48.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	16,685,659	304,012,712
Fidelity Series Commodity Strategy Fund (c)	61,538	5,439,918
Fidelity Series Large Cap Growth Index Fund (c)	8,273,249	197,068,795
Fidelity Series Large Cap Stock Fund (c)	7,759,372	177,922,397
Fidelity Series Large Cap Value Index Fund (c)	21,455,635	367,749,579
Fidelity Series Small Cap Core Fund (c)	7,288,627	90,670,524
Fidelity Series Small Cap Opportunities Fund (c)	3,437,102	52,209,578
Fidelity Series Value Discovery Fund (c)	7,662,715	127,814,081
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,004,936,506)		1,322,887,584

International Equity Funds - 38.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,481,464	73,854,521
Fidelity Series Emerging Markets Fund (c)	7,117,905	68,545,429
Fidelity Series Emerging Markets Opportunities Fund (c)	13,608,689	273,126,386
Fidelity Series International Growth Fund (c)	9,171,352	176,640,233
Fidelity Series International Index Fund (c)	5,057,573	67,316,294
Fidelity Series International Small Cap Fund (c)	2,105,232	39,494,147
Fidelity Series International Value Fund (c)	13,107,762	177,216,948
Fidelity Series Overseas Fund (c)	11,804,318	176,710,637
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $879,471,520)		1,052,904,595

Bond Funds - 12.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,934,343	19,033,932
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	154,672	1,232,734
Fidelity Series Corporate Bond Fund (c)	2,412,664	23,089,195
Fidelity Series Emerging Markets Debt Fund (c)	1,681,907	13,741,178
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	448,454	4,318,608
Fidelity Series Floating Rate High Income Fund (c)	281,004	2,520,603
Fidelity Series Government Bond Index Fund (c)	3,852,809	36,139,349
Fidelity Series High Income Fund (c)	1,627,595	14,208,906
Fidelity Series International Developed Markets Bond Index Fund (c)	3,536,051	31,364,770
Fidelity Series Investment Grade Bond Fund (c)	3,402,978	35,050,675
Fidelity Series Investment Grade Securitized Fund (c)	2,441,973	22,417,308
Fidelity Series Long-Term Treasury Bond Index Fund (c)	22,243,637	130,570,149
Fidelity Series Real Estate Income Fund (c)	258,803	2,613,909
TOTAL BOND FUNDS (Cost $352,828,946)		336,301,316

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	3,977,018	3,977,813
Fidelity Series Government Money Market Fund 5.03% (c)(e)	642,901	642,901
Fidelity Series Treasury Bill Index Fund (c)	208,409	2,073,670
TOTAL SHORT-TERM FUNDS (Cost $6,692,494)		6,694,384

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,248,505,098)	2,723,364,500
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,519,672)
NET ASSETS - 100.0%	2,721,844,828

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	145	Dec 2024	8,502,075	544,615	544,615
ICE MSCI EAFE Index Contracts (United States)	52	Dec 2024	6,468,280	83,394	83,394

TOTAL EQUITY INDEX CONTRACTS					628,009

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	877	Dec 2024	100,224,656	(153,925)	(153,925)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	537	Dec 2024	59,007,070	14,889	14,889

TOTAL TREASURY CONTRACTS					(139,036)

TOTAL PURCHASED					488,973

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	131	Dec 2024	38,083,338	(712,394)	(712,394)

TOTAL FUTURES CONTRACTS					(223,421)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,576,621.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	2,242,574	30,410,642	28,675,384	86,282	(19)	-	3,977,813	0.0%
Total	2,242,574	30,410,642	28,675,384	86,282	(19)	-	3,977,813

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,128,037	17,793,301	127,596	11,110	149	240,041	19,033,932
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,069,316	132,891	26,682	12,396	253	56,956	1,232,734
Fidelity Series Blue Chip Growth Fund	264,260,152	65,924,380	29,200,576	25,570,063	1,409,902	1,618,854	304,012,712
Fidelity Series Canada Fund	61,840,744	9,277,806	2,342,177	-	(13,971)	5,092,119	73,854,521
Fidelity Series Commodity Strategy Fund	15,502,544	6,444,716	15,735,720	503,383	(7,499,591)	6,727,969	5,439,918
Fidelity Series Corporate Bond Fund	18,010,627	5,060,336	818,598	454,352	5,293	831,537	23,089,195
Fidelity Series Emerging Markets Debt Fund	11,848,756	1,663,196	293,503	307,137	4,626	518,103	13,741,178
Fidelity Series Emerging Markets Debt Local Currency Fund	3,769,047	337,388	74,710	-	742	286,141	4,318,608
Fidelity Series Emerging Markets Fund	58,836,693	6,152,424	2,513,184	-	76,227	5,993,269	68,545,429
Fidelity Series Emerging Markets Opportunities Fund	236,492,544	24,831,477	18,631,851	-	1,060,090	29,374,126	273,126,386
Fidelity Series Floating Rate High Income Fund	2,243,507	351,359	53,364	110,367	(121)	(20,778)	2,520,603
Fidelity Series Government Bond Index Fund	26,478,008	9,504,661	936,089	516,949	11,332	1,081,437	36,139,349
Fidelity Series Government Money Market Fund 5.03%	9,159	648,505	14,763	5,658	-	-	642,901
Fidelity Series High Income Fund	12,101,922	1,963,430	288,167	408,270	2,874	428,847	14,208,906
Fidelity Series International Developed Markets Bond Index Fund	21,181,294	10,148,134	547,408	333,154	1,080	581,670	31,364,770
Fidelity Series International Growth Fund	155,178,738	21,757,505	6,471,026	-	224,243	5,950,773	176,640,233
Fidelity Series International Index Fund	58,751,190	6,241,620	2,043,753	-	78,419	4,288,818	67,316,294
Fidelity Series International Small Cap Fund	34,582,957	3,902,500	1,674,282	-	73,757	2,609,215	39,494,147
Fidelity Series International Value Fund	155,915,541	18,011,820	8,918,675	-	36,065	12,172,197	177,216,948
Fidelity Series Investment Grade Bond Fund	26,648,991	8,404,655	1,179,836	651,017	9,367	1,167,498	35,050,675
Fidelity Series Investment Grade Securitized Fund	17,476,355	4,871,929	725,541	421,390	4,541	790,024	22,417,308
Fidelity Series Large Cap Growth Index Fund	167,465,226	26,943,558	17,975,414	311,244	757,077	19,878,348	197,068,795
Fidelity Series Large Cap Stock Fund	177,337,953	26,633,701	35,724,731	8,788,587	3,959,047	5,716,427	177,922,397
Fidelity Series Large Cap Value Index Fund	317,076,251	51,089,250	25,474,060	-	1,045,141	24,012,997	367,749,579
Fidelity Series Long-Term Treasury Bond Index Fund	123,020,303	17,106,666	14,928,037	2,124,069	(3,012,719)	8,383,936	130,570,149
Fidelity Series Overseas Fund	155,540,087	17,472,727	7,038,857	-	137,084	10,599,596	176,710,637
Fidelity Series Real Estate Income Fund	2,244,238	316,534	53,375	75,531	1,092	105,420	2,613,909
Fidelity Series Short-Term Credit Fund	290,629	(1)	289,153	334	6,201	(7,676)	-
Fidelity Series Small Cap Core Fund	3,203,140	86,507,754	3,148,418	29,738	(21,652)	4,129,700	90,670,524
Fidelity Series Small Cap Opportunities Fund	78,353,698	8,367,254	33,888,775	3,801,845	1,984,154	(2,606,753)	52,209,578
Fidelity Series Treasury Bill Index Fund	29,735	2,088,594	46,550	16,120	1	1,890	2,073,670
Fidelity Series Value Discovery Fund	117,034,120	19,195,413	15,433,212	-	395,484	6,622,276	127,814,081
	2,324,921,502	479,145,483	246,618,083	44,452,714	736,187	156,624,977	2,714,810,066

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,576,621	-	4,576,621	-

Domestic Equity Funds	1,322,887,584	1,322,887,584	-	-

International Equity Funds	1,052,904,595	1,052,904,595	-	-

Bond Funds	336,301,316	336,301,316	-	-

Short-Term Funds	6,694,384	6,694,384	-	-
Total Investments in Securities:	2,723,364,500	2,718,787,879	4,576,621	-
Derivative Instruments: Assets
Futures Contracts	642,898	642,898	-	-
Total Assets	642,898	642,898	-	-
Liabilities
Futures Contracts	(866,319)	(866,319)	-	-
Total Liabilities	(866,319)	(866,319)	-	-
Total Derivative Instruments:	(223,421)	(223,421)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	628,009	(712,394)
Total Equity Risk	628,009	(712,394)
Interest Rate Risk
Futures Contracts (a)	14,889	(153,925)
Total Interest Rate Risk	14,889	(153,925)
Total Value of Derivatives	642,898	(866,319)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,575,632)	$4,576,621
Fidelity Central Funds (cost $3,977,813)	3,977,813
Other affiliated issuers (cost $2,239,951,653)	2,714,810,066

Total Investment in Securities (cost $2,248,505,098)		$2,723,364,500
Receivable for investments sold		12,469,783
Receivable for fund shares sold		2,542,587
Distributions receivable from Fidelity Central Funds		17,352
Total assets		2,738,394,222
Liabilities
Payable for investments purchased	$14,109,552
Payable for fund shares redeemed	906,701
Accrued management fee	637,297
Distribution and service plan fees payable	8,390
Payable for daily variation margin on futures contracts	887,454
Total liabilities		16,549,394
Net Assets		$2,721,844,828
Net Assets consist of:
Paid in capital		$2,242,254,747
Total accumulated earnings (loss)		479,590,081
Net Assets		$2,721,844,828

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($22,568,398 ÷ 1,751,699 shares)(a)		$12.88
Maximum offering price per share (100/94.25 of $12.88)		$13.67
Class M :
Net Asset Value and redemption price per share ($2,906,877 ÷ 225,961 shares)(a)		$12.86
Maximum offering price per share (100/96.50 of $12.86)		$13.33
Class C :
Net Asset Value and offering price per share ($3,285,453 ÷ 259,791 shares)(a)		$12.65
Fidelity Freedom Blend 2040 Fund :
Net Asset Value, offering price and redemption price per share ($243,336,811 ÷ 18,743,682 shares)		$12.98
Class K :
Net Asset Value, offering price and redemption price per share ($53,967,956 ÷ 4,137,766 shares)		$13.04
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,284,479,991 ÷ 97,965,113 shares)		$13.11
Class I :
Net Asset Value, offering price and redemption price per share ($34,804,635 ÷ 2,677,408 shares)		$13.00
Class Z :
Net Asset Value, offering price and redemption price per share ($8,115,303 ÷ 621,212 shares)		$13.06
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,068,379,404 ÷ 81,619,861 shares)		$13.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$9,667,871
Interest		107,331
Income from Fidelity Central Funds		86,282
Total income		9,861,484
Expenses
Management fee	$3,620,622
Distribution and service plan fees	47,304
Independent trustees' fees and expenses	3,077
Miscellaneous	6
Total expenses before reductions	3,671,009
Expense reductions	(69)
Total expenses after reductions		3,670,940
Net Investment income (loss)		6,190,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(19)
Other affiliated issuers	736,187
Futures contracts	2,812,416
Capital gain distributions from underlying funds:
Affiliated issuers	34,784,843
Total net realized gain (loss)		38,333,427
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,070
Affiliated issuers	156,624,977
Futures contracts	(713,567)
Total change in net unrealized appreciation (depreciation)		155,912,480
Net gain (loss)		194,245,907
Net increase (decrease) in net assets resulting from operations		$200,436,451
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,190,544	$38,381,847
Net realized gain (loss)	38,333,427	(2,637,694)
Change in net unrealized appreciation (depreciation)	155,912,480	342,218,034
Net increase (decrease) in net assets resulting from operations	200,436,451	377,962,187
Distributions to shareholders	(1,505,113)	(40,508,311)

Share transactions - net increase (decrease)	192,714,524	317,499,021
Total increase (decrease) in net assets	391,645,862	654,952,897

Net Assets
Beginning of period	2,330,198,966	1,675,246,069
End of period	$2,721,844,828	$2,330,198,966

Financial Highlights
Fidelity Advisor Freedom® Blend 2040 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.95	$10.16	$11.62	$12.24	$8.27	$9.55
Income from Investment Operations
Net investment income (loss) A,B	- C	.17	.20	.17	.10	.15
Net realized and unrealized gain (loss)	.93	1.81	(1.08)	.25	4.43	(1.09)
Total from investment operations	.93	1.98	(.88)	.42	4.53	(.94)
Distributions from net investment income	-	(.18)	(.22)	(.28)	(.13)	(.17)
Distributions from net realized gain	-	(.02)	(.36)	(.76)	(.43)	(.17)
Total distributions	-	(.19) D	(.58)	(1.04)	(.56)	(.34)
Net asset value, end of period	$12.88	$11.95	$10.16	$11.62	$12.24	$8.27
Total Return E,F,G	7.78%	19.65%	(7.38)%	2.97%	55.55%	(10.57)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.73% J	.73%	.74%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.73 % J	.73%	.74%	.79%	.79%	.79%
Expenses net of all reductions	.73% J	.73%	.74%	.79%	.79%	.79%
Net investment income (loss)	.03% J	1.54%	2.05%	1.39%	.89%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$22,568	$19,061	$10,150	$5,920	$2,843	$695
Portfolio turnover rate K	20 % J	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2040 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.95	$10.16	$11.62	$12.24	$8.28	$9.55
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.14	.18	.14	.07	.12
Net realized and unrealized gain (loss)	.92	1.81	(1.08)	.25	4.43	(1.08)
Total from investment operations	.91	1.95	(.90)	.39	4.50	(.96)
Distributions from net investment income	-	(.15)	(.20)	(.25)	(.11)	(.14)
Distributions from net realized gain	-	(.02)	(.36)	(.76)	(.43)	(.17)
Total distributions	-	(.16) C	(.56)	(1.01)	(.54)	(.31)
Net asset value, end of period	$12.86	$11.95	$10.16	$11.62	$12.24	$8.28
Total Return D,E,F	7.62%	19.33%	(7.59)%	2.72%	55.06%	(10.74)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.98%	.99%	1.04%	1.04%	1.04%
Expenses net of fee waivers, if any	.98 % I	.98%	.99%	1.04%	1.04%	1.04%
Expenses net of all reductions	.98% I	.98%	.99%	1.04%	1.04%	1.04%
Net investment income (loss)	(.22)% I	1.29%	1.79%	1.14%	.64%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$2,907	$2,454	$1,733	$1,381	$853	$318
Portfolio turnover rate J	20 % I	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2040 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.78	$10.03	$11.50	$12.15	$8.25	$9.54
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.08	.13	.08	.02	.07
Net realized and unrealized gain (loss)	.91	1.80	(1.07)	.24	4.39	(1.07)
Total from investment operations	.87	1.88	(.94)	.32	4.41	(1.00)
Distributions from net investment income	-	(.11)	(.17)	(.21)	(.09)	(.12)
Distributions from net realized gain	-	(.02)	(.36)	(.76)	(.43)	(.17)
Total distributions	-	(.13)	(.53)	(.97)	(.51) C	(.29)
Net asset value, end of period	$12.65	$11.78	$10.03	$11.50	$12.15	$8.25
Total Return D,E,F	7.39%	18.80%	(8.05)%	2.19%	54.23%	(11.10)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.48% I	1.48%	1.49%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.48 % I	1.48%	1.49%	1.54%	1.55%	1.54%
Expenses net of all reductions	1.48% I	1.48%	1.49%	1.54%	1.55%	1.54%
Net investment income (loss)	(.72)% I	.79%	1.29%	.64%	.14%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$3,285	$3,256	$2,670	$2,207	$1,451	$357
Portfolio turnover rate J	20 % I	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2040 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.03	$10.21	$11.66	$12.28	$8.29	$9.55
Income from Investment Operations
Net investment income (loss) A,B	.02	.19	.23	.20	.12	.16
Net realized and unrealized gain (loss)	.93	1.84	(1.09)	.26	4.44	(1.06)
Total from investment operations	.95	2.03	(.86)	.46	4.56	(.90)
Distributions from net investment income	- C	(.19)	(.23)	(.31)	(.14)	(.18)
Distributions from net realized gain	-	(.02)	(.36)	(.77)	(.44)	(.17)
Total distributions	- C	(.21)	(.59)	(1.08)	(.57) D	(.36) D
Net asset value, end of period	$12.98	$12.03	$10.21	$11.66	$12.28	$8.29
Total Return E,F	7.91%	19.97%	(7.17)%	3.27%	55.89%	(10.24)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48% I	.48%	.49%	.54%	.54%	.55% J
Expenses net of fee waivers, if any	.48 % I	.48%	.49%	.54%	.54%	.55% J
Expenses net of all reductions	.48% I	.48%	.49%	.54%	.54%	.55% J
Net investment income (loss)	.28% I	1.79%	2.30%	1.64%	1.14%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$243,337	$221,527	$131,293	$117,037	$33,442	$15,147
Portfolio turnover rate K	20 % I	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2040 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$10.25	$11.70	$12.30	$8.30	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.02	.20	.24	.22	.13	.18
Net realized and unrealized gain (loss)	.94	1.85	(1.09)	.26	4.45	(1.08)
Total from investment operations	.96	2.05	(.85)	.48	4.58	(.90)
Distributions from net investment income	(.01)	(.19)	(.24)	(.30)	(.14)	(.19)
Distributions from net realized gain	-	(.02)	(.36)	(.77)	(.43)	(.17)
Total distributions	(.01)	(.21)	(.60)	(1.08) C	(.58) C	(.37) C
Net asset value, end of period	$13.04	$12.09	$10.25	$11.70	$12.30	$8.30
Total Return D,E	7.94%	20.11%	(7.07)%	3.39%	55.97%	(10.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.38%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.38 % H	.38%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.38% H	.38%	.39%	.44%	.44%	.44%
Net investment income (loss)	.38% H	1.89%	2.40%	1.74%	1.24%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$53,968	$30,797	$24,872	$27,424	$19,429	$15,212
Portfolio turnover rate I	20 % H	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2040 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.14	$10.30	$11.75	$12.33	$8.32	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.03	.22	.25	.23	.15	.19
Net realized and unrealized gain (loss)	.95	1.84	(1.10)	.25	4.45	(1.08)
Total from investment operations	.98	2.06	(.85)	.48	4.60	(.89)
Distributions from net investment income	(.01)	(.20)	(.24)	(.29)	(.15)	(.18)
Distributions from net realized gain	-	(.02)	(.36)	(.78)	(.44)	(.18)
Total distributions	(.01)	(.22)	(.60)	(1.06) C	(.59)	(.36)
Net asset value, end of period	$13.11	$12.14	$10.30	$11.75	$12.33	$8.32
Total Return D,E	8.06%	20.16%	(6.98)%	3.46%	56.11%	(10.07)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.27% H,I	.28%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.27 % H,I	.28%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.27% H,I	.28%	.29%	.34%	.34%	.34%
Net investment income (loss)	.55% I	1.99%	2.50%	1.84%	1.34%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,284,480	$929,284	$611,076	$509,486	$972,867	$510,439
Portfolio turnover rate J	20 % I	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2040 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$10.22	$11.67	$12.28	$8.30	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.02	.19	.23	.21	.12	.17
Net realized and unrealized gain (loss)	.94	1.83	(1.08)	.25	4.44	(1.07)
Total from investment operations	.96	2.02	(.85)	.46	4.56	(.90)
Distributions from net investment income	-	(.18)	(.23)	(.30)	(.14)	(.19)
Distributions from net realized gain	-	(.02)	(.36)	(.77)	(.44)	(.17)
Total distributions	-	(.20)	(.60) C	(1.07)	(.58)	(.36)
Net asset value, end of period	$13.00	$12.04	$10.22	$11.67	$12.28	$8.30
Total Return D,E	7.97%	19.89%	(7.10)%	3.23%	55.73%	(10.17)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.48%	.49%	.54%	.54%	.55% I
Expenses net of fee waivers, if any	.48 % H	.48%	.49%	.54%	.54%	.55% I
Expenses net of all reductions	.48% H	.48%	.49%	.54%	.54%	.55% I
Net investment income (loss)	.28% H	1.79%	2.30%	1.64%	1.14%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$34,805	$33,703	$30,849	$19,664	$11,759	$4,049
Portfolio turnover rate J	20 % H	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2040 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.10	$10.27	$11.72	$12.33	$8.32	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.02	.21	.24	.22	.13	.18
Net realized and unrealized gain (loss)	.94	1.84	(1.09)	.26	4.45	(1.08)
Total from investment operations	.96	2.05	(.85)	.48	4.58	(.90)
Distributions from net investment income	- C	(.20)	(.23)	(.30)	(.14)	(.17)
Distributions from net realized gain	-	(.02)	(.36)	(.78)	(.43)	(.17)
Total distributions	- C	(.22)	(.60) D	(1.09) D	(.57)	(.35) D
Net asset value, end of period	$13.06	$12.10	$10.27	$11.72	$12.33	$8.32
Total Return E,F	7.97%	20.06%	(7.07)%	3.38%	55.93%	(10.17)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.38% I	.38%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.38 % I	.38%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.38% I	.38%	.39%	.44%	.44%	.44%
Net investment income (loss)	.38% I	1.89%	2.40%	1.74%	1.24%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$8,115	$7,431	$3,728	$3,618	$138	$89
Portfolio turnover rate J	20 % I	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2040 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.12	$10.28	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.03	.22	.25	.48
Net realized and unrealized gain (loss)	.95	1.84	(1.08)	(.26)
Total from investment operations	.98	2.06	(.83)	.22
Distributions from net investment income	(.01)	(.21)	(.24)	(.33)
Distributions from net realized gain	-	(.02)	(.36)	(.78)
Total distributions	(.01)	(.22) D	(.61) D	(1.10) D
Net asset value, end of period	$13.09	$12.12	$10.28	$11.72
Total Return E,F	8.08%	20.22%	(6.90)%	1.28%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.24% I	.24%	.25%	.29% I
Expenses net of fee waivers, if any	.24 % I	.24%	.25%	.29% I
Expenses net of all reductions	.24% I	.24%	.25%	.29% I
Net investment income (loss)	.52% I	2.03%	2.54%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,068,379	$914,542	$704,498	$688,642
Portfolio turnover rate J	20 % I	15%	18%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2045 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $3,848,663)	3,870,000	3,849,701

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	16,093,130	293,216,833
Fidelity Series Commodity Strategy Fund (c)	55,237	4,882,923
Fidelity Series Large Cap Growth Index Fund (c)	7,979,404	190,069,395
Fidelity Series Large Cap Stock Fund (c)	7,449,697	170,821,544
Fidelity Series Large Cap Value Index Fund (c)	20,625,304	353,517,707
Fidelity Series Small Cap Core Fund (c)	7,194,932	89,504,951
Fidelity Series Small Cap Opportunities Fund (c)	3,300,973	50,141,786
Fidelity Series Value Discovery Fund (c)	7,364,604	122,841,590
TOTAL DOMESTIC EQUITY FUNDS (Cost $980,784,143)		1,274,996,729

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,321,042	71,210,772
Fidelity Series Emerging Markets Fund (c)	6,744,803	64,952,449
Fidelity Series Emerging Markets Opportunities Fund (c)	12,945,551	259,817,215
Fidelity Series International Growth Fund (c)	8,843,275	170,321,474
Fidelity Series International Index Fund (c)	4,876,577	64,907,233
Fidelity Series International Small Cap Fund (c)	1,887,981	35,418,530
Fidelity Series International Value Fund (c)	12,638,788	170,876,407
Fidelity Series Overseas Fund (c)	11,382,053	170,389,331
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $845,426,164)		1,007,893,411

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,676,851	16,500,212
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	146,630	1,168,639
Fidelity Series Emerging Markets Debt Fund (c)	1,516,209	12,387,427
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	400,208	3,854,007
Fidelity Series Floating Rate High Income Fund (c)	251,557	2,256,470
Fidelity Series High Income Fund (c)	1,432,314	12,504,099
Fidelity Series Long-Term Treasury Bond Index Fund (c)	17,014,952	99,877,771
Fidelity Series Real Estate Income Fund (c)	231,630	2,339,461
TOTAL BOND FUNDS (Cost $165,838,274)		150,888,086

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	4,484,420	4,485,317
Fidelity Series Government Money Market Fund 5.03% (c)(e)	574,210	574,210
Fidelity Series Treasury Bill Index Fund (c)	176,296	1,754,143
TOTAL SHORT-TERM FUNDS (Cost $6,811,952)		6,813,670

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,002,709,196)	2,444,441,597
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,388,164)
NET ASSETS - 100.0%	2,443,053,433

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	149	Dec 2024	8,736,615	559,665	559,665
ICE MSCI EAFE Index Contracts (United States)	50	Dec 2024	6,219,500	83,498	83,498

TOTAL EQUITY INDEX CONTRACTS					643,163

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	756	Dec 2024	86,396,625	(131,685)	(131,685)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	424	Dec 2024	46,590,313	13,525	13,525
CBOT Long Term U.S. Treasury Bond Contracts (United States)	117	Dec 2024	14,529,938	(128,784)	(128,784)

TOTAL TREASURY CONTRACTS					(246,944)

TOTAL PURCHASED					396,219

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	90	Dec 2024	26,164,125	(439,716)	(439,716)

TOTAL FUTURES CONTRACTS					(43,497)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,849,701.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,950,260	28,995,019	26,459,935	79,948	(27)	-	4,485,317	0.0%
Total	1,950,260	28,995,019	26,459,935	79,948	(27)	-	4,485,317

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,004,554	15,378,740	89,796	9,898	51	206,663	16,500,212
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,011,768	123,658	20,992	11,697	383	53,822	1,168,639
Fidelity Series Blue Chip Growth Fund	250,485,006	65,918,174	25,926,945	24,539,578	1,319,024	1,421,574	293,216,833
Fidelity Series Canada Fund	58,029,702	10,184,534	1,865,872	-	(16,930)	4,879,338	71,210,772
Fidelity Series Commodity Strategy Fund	13,758,499	5,815,980	13,994,398	450,992	(6,430,561)	5,733,403	4,882,923
Fidelity Series Corporate Bond Fund	-	545,750	550,465	1,701	4,715	-	-
Fidelity Series Emerging Markets Debt Fund	10,516,077	1,632,441	231,662	273,270	3,960	466,611	12,387,427
Fidelity Series Emerging Markets Debt Local Currency Fund	3,343,811	313,493	58,777	-	586	254,894	3,854,007
Fidelity Series Emerging Markets Fund	54,484,705	6,393,328	1,603,876	-	50,084	5,628,208	64,952,449
Fidelity Series Emerging Markets Opportunities Fund	219,881,668	25,438,485	14,112,168	-	920,861	27,688,369	259,817,215
Fidelity Series Floating Rate High Income Fund	1,994,812	322,211	41,983	98,288	(98)	(18,472)	2,256,470
Fidelity Series Government Bond Index Fund	-	1,091,498	1,093,500	2,487	2,002	-	-
Fidelity Series Government Money Market Fund 5.03%	5,149	605,671	36,610	5,283	-	-	574,210
Fidelity Series High Income Fund	10,740,891	1,604,322	227,358	363,297	3,027	383,217	12,504,099
Fidelity Series International Developed Markets Bond Index Fund	-	290,790	291,789	-	999	-	-
Fidelity Series International Growth Fund	146,251,401	22,946,208	4,828,323	-	149,920	5,802,268	170,321,474
Fidelity Series International Index Fund	55,113,484	6,964,313	1,338,214	-	36,790	4,130,860	64,907,233
Fidelity Series International Small Cap Fund	30,872,435	3,245,776	1,078,863	-	43,440	2,335,742	35,418,530
Fidelity Series International Value Fund	147,358,808	19,453,304	7,588,379	-	8,214	11,644,460	170,876,407
Fidelity Series Investment Grade Bond Fund	-	1,036,943	1,042,413	2,997	5,470	-	-
Fidelity Series Investment Grade Securitized Fund	-	536,359	539,483	1,542	3,124	-	-
Fidelity Series Large Cap Growth Index Fund	158,593,575	27,502,008	15,718,959	295,164	676,479	19,016,292	190,069,395
Fidelity Series Large Cap Stock Fund	168,348,694	26,133,305	32,884,910	8,387,712	3,479,084	5,745,371	170,821,544
Fidelity Series Large Cap Value Index Fund	300,999,376	50,764,820	22,331,659	-	832,906	23,252,264	353,517,707
Fidelity Series Long-Term Treasury Bond Index Fund	99,577,937	13,444,281	17,388,183	1,685,750	(4,666,210)	8,909,946	99,877,771
Fidelity Series Overseas Fund	146,591,358	17,719,656	4,191,863	-	68,310	10,201,870	170,389,331
Fidelity Series Real Estate Income Fund	1,995,074	291,366	41,983	67,442	909	94,095	2,339,461
Fidelity Series Short-Term Credit Fund	378,439	-	376,518	434	8,626	(10,547)	-
Fidelity Series Small Cap Core Fund	3,043,633	85,521,074	2,986,096	29,192	(30,801)	3,957,141	89,504,951
Fidelity Series Small Cap Opportunities Fund	74,276,214	8,460,545	31,959,949	3,647,828	1,748,734	(2,383,758)	50,141,786
Fidelity Series Treasury Bill Index Fund	23,455	1,763,933	34,964	14,636	-	1,719	1,754,143
Fidelity Series Value Discovery Fund	110,717,142	19,506,281	14,138,489	-	297,063	6,459,593	122,841,590
	2,069,397,667	440,949,247	218,615,439	39,889,188	(1,479,839)	145,854,943	2,436,106,579

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,849,701	-	3,849,701	-

Domestic Equity Funds	1,274,996,729	1,274,996,729	-	-

International Equity Funds	1,007,893,411	1,007,893,411	-	-

Bond Funds	150,888,086	150,888,086	-	-

Short-Term Funds	6,813,670	6,813,670	-	-
Total Investments in Securities:	2,444,441,597	2,440,591,896	3,849,701	-
Derivative Instruments: Assets
Futures Contracts	656,688	656,688	-	-
Total Assets	656,688	656,688	-	-
Liabilities
Futures Contracts	(700,185)	(700,185)	-	-
Total Liabilities	(700,185)	(700,185)	-	-
Total Derivative Instruments:	(43,497)	(43,497)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	643,163	(439,716)
Total Equity Risk	643,163	(439,716)
Interest Rate Risk
Futures Contracts (a)	13,525	(260,469)
Total Interest Rate Risk	13,525	(260,469)
Total Value of Derivatives	656,688	(700,185)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,848,663)	$3,849,701
Fidelity Central Funds (cost $4,485,317)	4,485,317
Other affiliated issuers (cost $1,994,375,216)	2,436,106,579

Total Investment in Securities (cost $2,002,709,196)		$2,444,441,597
Receivable for investments sold		10,896,787
Receivable for fund shares sold		2,666,536
Distributions receivable from Fidelity Central Funds		18,499
Total assets		2,458,023,419
Liabilities
Payable for investments purchased	$12,691,063
Payable for fund shares redeemed	873,198
Accrued management fee	579,185
Distribution and service plan fees payable	8,404
Payable for daily variation margin on futures contracts	818,136
Total liabilities		14,969,986
Net Assets		$2,443,053,433
Net Assets consist of:
Paid in capital		$1,997,042,851
Total accumulated earnings (loss)		446,010,582
Net Assets		$2,443,053,433

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($20,045,096 ÷ 1,538,599 shares)(a)		$13.03
Maximum offering price per share (100/94.25 of $13.03)		$13.82
Class M :
Net Asset Value and redemption price per share ($3,715,947 ÷ 286,306 shares)(a)		$12.98
Maximum offering price per share (100/96.50 of $12.98)		$13.45
Class C :
Net Asset Value and offering price per share ($3,644,436 ÷ 285,289 shares)(a)		$12.77
Fidelity Freedom Blend 2045 Fund :
Net Asset Value, offering price and redemption price per share ($159,175,712 ÷ 12,134,437 shares)		$13.12
Class K :
Net Asset Value, offering price and redemption price per share ($37,439,233 ÷ 2,843,122 shares)		$13.17
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,163,970,123 ÷ 87,901,680 shares)		$13.24
Class I :
Net Asset Value, offering price and redemption price per share ($38,527,393 ÷ 2,937,954 shares)		$13.11
Class Z :
Net Asset Value, offering price and redemption price per share ($6,451,560 ÷ 489,373 shares)		$13.18
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,010,083,933 ÷ 76,439,464 shares)		$13.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,546,355
Interest		94,797
Income from Fidelity Central Funds		79,948
Total income		6,721,100
Expenses
Management fee	$3,275,118
Distribution and service plan fees	47,538
Independent trustees' fees and expenses	2,739
Miscellaneous	4
Total expenses before reductions	3,325,399
Expense reductions	(28)
Total expenses after reductions		3,325,371
Net Investment income (loss)		3,395,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(27)
Other affiliated issuers	(1,479,839)
Futures contracts	3,028,625
Capital gain distributions from underlying funds:
Affiliated issuers	33,342,833
Total net realized gain (loss)		34,891,592
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,113
Affiliated issuers	145,854,943
Futures contracts	(625,900)
Total change in net unrealized appreciation (depreciation)		145,230,156
Net gain (loss)		180,121,748
Net increase (decrease) in net assets resulting from operations		$183,517,477
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,395,729	$32,632,856
Net realized gain (loss)	34,891,592	(3,324,152)
Change in net unrealized appreciation (depreciation)	145,230,156	319,495,940
Net increase (decrease) in net assets resulting from operations	183,517,477	348,804,644
Distributions to shareholders	(537,550)	(36,726,946)

Share transactions - net increase (decrease)	185,719,435	296,321,015
Total increase (decrease) in net assets	368,699,362	608,398,713

Net Assets
Beginning of period	2,074,354,071	1,465,955,358
End of period	$2,443,053,433	$2,074,354,071

Financial Highlights
Fidelity Advisor Freedom® Blend 2045 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.06	$10.18	$11.64	$12.26	$8.29	$9.55
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.16	.20	.17	.10	.15
Net realized and unrealized gain (loss)	.98	1.92	(1.07)	.26	4.42	(1.07)
Total from investment operations	.97	2.08	(.87)	.43	4.52	(.92)
Distributions from net investment income	-	(.17)	(.22)	(.28)	(.12)	(.17)
Distributions from net realized gain	-	(.03)	(.37)	(.77)	(.43)	(.17)
Total distributions	-	(.20)	(.59)	(1.05)	(.55)	(.34)
Net asset value, end of period	$13.03	$12.06	$10.18	$11.64	$12.26	$8.29
Total Return C,D,E	8.04%	20.59%	(7.27)%	3.02%	55.30%	(10.38)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.74%	.74%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.74 % H	.74%	.74%	.79%	.79%	.79%
Expenses net of all reductions	.74% H	.74%	.74%	.79%	.79%	.79%
Net investment income (loss)	(.16)% H	1.47%	2.05%	1.38%	.89%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$20,045	$15,911	$7,582	$3,782	$1,963	$835
Portfolio turnover rate I	20 % H	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2045 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.03	$10.15	$11.61	$12.23	$8.27	$9.54
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.13	.18	.14	.07	.12
Net realized and unrealized gain (loss)	.98	1.92	(1.08)	.26	4.42	(1.08)
Total from investment operations	.95	2.05	(.90)	.40	4.49	(.96)
Distributions from net investment income	-	(.14)	(.19)	(.25)	(.10)	(.14)
Distributions from net realized gain	-	(.03)	(.37)	(.77)	(.43)	(.17)
Total distributions	-	(.17)	(.56)	(1.02)	(.53)	(.31)
Net asset value, end of period	$12.98	$12.03	$10.15	$11.61	$12.23	$8.27
Total Return C,D,E	7.90%	20.35%	(7.55)%	2.78%	55.04%	(10.71)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99% H	.99%	.99%	1.04%	1.04%	1.05% I
Expenses net of fee waivers, if any	.99 % H	.99%	.99%	1.04%	1.04%	1.05% I
Expenses net of all reductions	.99% H	.99%	.99%	1.04%	1.04%	1.05% I
Net investment income (loss)	(.41)% H	1.22%	1.80%	1.13%	.64%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$3,716	$3,136	$2,301	$2,547	$1,787	$1,120
Portfolio turnover rate J	20 % H	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2045 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$10.03	$11.50	$12.16	$8.26	$9.54
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.08	.13	.08	.02	.07
Net realized and unrealized gain (loss)	.96	1.89	(1.07)	.25	4.40	(1.08)
Total from investment operations	.90	1.97	(.94)	.33	4.42	(1.01)
Distributions from net investment income	-	(.10)	(.16)	(.22)	(.09)	(.10)
Distributions from net realized gain	-	(.03)	(.37)	(.77)	(.42)	(.17)
Total distributions	-	(.13)	(.53)	(.99)	(.52) C	(.27)
Net asset value, end of period	$12.77	$11.87	$10.03	$11.50	$12.16	$8.26
Total Return D,E,F	7.58%	19.78%	(8.03)%	2.21%	54.21%	(11.14)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.49% I	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.49 % I	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.49% I	1.49%	1.49%	1.54%	1.54%	1.54%
Net investment income (loss)	(.92)% I	.72%	1.30%	.63%	.14%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,644	$3,417	$2,728	$2,380	$1,151	$261
Portfolio turnover rate J	20 % I	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2045 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$10.22	$11.67	$12.29	$8.30	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.23	.20	.12	.16
Net realized and unrealized gain (loss)	.98	1.93	(1.08)	.26	4.44	(1.07)
Total from investment operations	.99	2.12	(.85)	.46	4.56	(.91)
Distributions from net investment income	-	(.18)	(.23)	(.31)	(.14)	(.18)
Distributions from net realized gain	-	(.03)	(.37)	(.77)	(.44)	(.17)
Total distributions	-	(.21)	(.60)	(1.08)	(.57) C	(.35)
Net asset value, end of period	$13.12	$12.13	$10.22	$11.67	$12.29	$8.30
Total Return D,E	8.16%	20.94%	(7.08)%	3.27%	55.82%	(10.29)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.49%	.49%	.54%	.54%	.56% I
Expenses net of fee waivers, if any	.49 % H	.49%	.49%	.54%	.54%	.56% I
Expenses net of all reductions	.49% H	.49%	.49%	.54%	.54%	.56% I
Net investment income (loss)	.08% H	1.72%	2.30%	1.63%	1.14%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$159,176	$140,492	$78,179	$63,196	$23,283	$10,682
Portfolio turnover rate J	20 % H	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2045 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$10.25	$11.69	$12.30	$8.30	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.01	.20	.24	.22	.13	.18
Net realized and unrealized gain (loss)	.98	1.94	(1.08)	.25	4.45	(1.07)
Total from investment operations	.99	2.14	(.84)	.47	4.58	(.89)
Distributions from net investment income	- C	(.19)	(.23)	(.31)	(.15)	(.19)
Distributions from net realized gain	-	(.03)	(.37)	(.77)	(.43)	(.17)
Total distributions	- C	(.21) D	(.60)	(1.08)	(.58)	(.37) D
Net asset value, end of period	$13.17	$12.18	$10.25	$11.69	$12.30	$8.30
Total Return E,F	8.15%	21.09%	(6.94)%	3.35%	56.03%	(10.14)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.39% I	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39 % I	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39% I	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	.18% I	1.82%	2.40%	1.73%	1.24%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$37,439	$25,058	$19,815	$24,152	$20,125	$13,473
Portfolio turnover rate J	20 % I	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2045 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$10.30	$11.75	$12.33	$8.32	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.02	.21	.25	.23	.15	.19
Net realized and unrealized gain (loss)	.98	1.96	(1.09)	.26	4.45	(1.08)
Total from investment operations	1.00	2.17	(.84)	.49	4.60	(.89)
Distributions from net investment income	- C	(.20)	(.24)	(.29)	(.15)	(.18)
Distributions from net realized gain	-	(.03)	(.37)	(.78)	(.44)	(.17)
Total distributions	- C	(.23)	(.61)	(1.07)	(.59)	(.36) D
Net asset value, end of period	$13.24	$12.24	$10.30	$11.75	$12.33	$8.32
Total Return E,F	8.20%	21.22%	(6.91)%	3.51%	56.12%	(10.10)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.28% I,J	.29%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.28 % I,J	.29%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.28% I,J	.29%	.29%	.34%	.34%	.34%
Net investment income (loss)	.36% J	1.92%	2.50%	1.83%	1.34%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,163,970	$832,662	$540,024	$445,959	$828,827	$435,714
Portfolio turnover rate K	20 % J	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2045 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$10.21	$11.67	$12.28	$8.30	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.23	.21	.12	.17
Net realized and unrealized gain (loss)	.97	1.94	(1.08)	.25	4.44	(1.07)
Total from investment operations	.98	2.13	(.85)	.46	4.56	(.90)
Distributions from net investment income	-	(.18)	(.24)	(.30)	(.14)	(.19)
Distributions from net realized gain	-	(.03)	(.37)	(.77)	(.44)	(.17)
Total distributions	-	(.21)	(.61)	(1.07)	(.58)	(.36)
Net asset value, end of period	$13.11	$12.13	$10.21	$11.67	$12.28	$8.30
Total Return C,D	8.08%	20.99%	(7.09)%	3.28%	55.74%	(10.18)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49% G	.49%	.49%	.54%	.54%	.55% H
Expenses net of fee waivers, if any	.49 % G	.49%	.49%	.54%	.54%	.55% H
Expenses net of all reductions	.49% G	.49%	.49%	.54%	.54%	.55% H
Net investment income (loss)	.08% G	1.72%	2.30%	1.63%	1.14%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$38,527	$36,557	$32,946	$17,038	$10,354	$3,395
Portfolio turnover rate I	20 % G	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2045 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.26	$11.71	$12.33	$8.32	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.01	.20	.24	.22	.13	.18
Net realized and unrealized gain (loss)	.98	1.95	(1.09)	.25	4.46	(1.08)
Total from investment operations	.99	2.15	(.85)	.47	4.59	(.90)
Distributions from net investment income	-	(.19)	(.23)	(.31)	(.14)	(.17)
Distributions from net realized gain	-	(.03)	(.37)	(.79)	(.43)	(.17)
Total distributions	-	(.22)	(.60)	(1.09) C	(.58) C	(.34)
Net asset value, end of period	$13.18	$12.19	$10.26	$11.71	$12.33	$8.32
Total Return D,E	8.12%	21.14%	(7.00)%	3.37%	55.96%	(10.10)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39 % H	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39% H	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	.18% H	1.82%	2.40%	1.73%	1.24%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$6,452	$5,574	$2,715	$2,779	$329	$92
Portfolio turnover rate I	20 % H	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2045 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$10.27	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.02	.21	.26	.48
Net realized and unrealized gain (loss)	.98	1.96	(1.10)	(.25)
Total from investment operations	1.00	2.17	(.84)	.23
Distributions from net investment income	- D	(.20)	(.24)	(.33)
Distributions from net realized gain	-	(.03)	(.37)	(.78)
Total distributions	- D	(.23)	(.61)	(1.11)
Net asset value, end of period	$13.21	$12.21	$10.27	$11.72
Total Return E,F	8.23%	21.30%	(6.90)%	1.32%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.29% I
Expenses net of all reductions	.25% I	.25%	.25%	.29% I
Net investment income (loss)	.32% I	1.96%	2.54%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,010,084	$861,581	$644,664	$625,889
Portfolio turnover rate J	20 % I	13%	16%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2050 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $3,440,765)	3,460,000	3,441,709

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	14,417,399	262,685,002
Fidelity Series Commodity Strategy Fund (c)	49,485	4,374,480
Fidelity Series Large Cap Growth Index Fund (c)	7,148,530	170,277,995
Fidelity Series Large Cap Stock Fund (c)	6,673,866	153,031,758
Fidelity Series Large Cap Value Index Fund (c)	18,477,322	316,701,295
Fidelity Series Small Cap Core Fund (c)	6,447,767	80,210,221
Fidelity Series Small Cap Opportunities Fund (c)	2,956,864	44,914,759
Fidelity Series Value Discovery Fund (c)	6,597,513	110,046,516
TOTAL DOMESTIC EQUITY FUNDS (Cost $884,125,294)		1,142,242,026

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,871,100	63,795,733
Fidelity Series Emerging Markets Fund (c)	6,042,941	58,193,521
Fidelity Series Emerging Markets Opportunities Fund (c)	11,597,876	232,769,375
Fidelity Series International Growth Fund (c)	7,922,453	152,586,451
Fidelity Series International Index Fund (c)	4,368,798	58,148,701
Fidelity Series International Small Cap Fund (c)	1,691,346	31,729,659
Fidelity Series International Value Fund (c)	11,322,689	153,082,751
Fidelity Series Overseas Fund (c)	10,196,856	152,646,934
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $757,456,652)		902,953,125

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,502,973	14,789,258
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	131,368	1,047,006
Fidelity Series Emerging Markets Debt Fund (c)	1,360,462	11,114,977
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	358,442	3,451,800
Fidelity Series Floating Rate High Income Fund (c)	225,363	2,021,509
Fidelity Series High Income Fund (c)	1,285,077	11,218,718
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,242,626	89,474,216
Fidelity Series Real Estate Income Fund (c)	207,528	2,096,032
TOTAL BOND FUNDS (Cost $148,303,954)		135,213,516

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	3,950,726	3,951,516
Fidelity Series Government Money Market Fund 5.03% (c)(e)	522,582	522,582
Fidelity Series Treasury Bill Index Fund (c)	158,738	1,579,440
TOTAL SHORT-TERM FUNDS (Cost $6,051,988)		6,053,538

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,799,378,653)	2,189,903,914
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,249,308)
NET ASSETS - 100.0%	2,188,654,606

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	132	Dec 2024	7,739,820	495,795	495,795
ICE MSCI EAFE Index Contracts (United States)	44	Dec 2024	5,473,160	70,737	70,737

TOTAL EQUITY INDEX CONTRACTS					566,532

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	677	Dec 2024	77,368,406	(117,619)	(117,619)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	380	Dec 2024	41,755,469	11,650	11,650
CBOT Long Term U.S. Treasury Bond Contracts (United States)	105	Dec 2024	13,039,688	(114,003)	(114,003)

TOTAL TREASURY CONTRACTS					(219,972)

TOTAL PURCHASED					346,560

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	80	Dec 2024	23,257,000	(396,377)	(396,377)

TOTAL FUTURES CONTRACTS					(49,817)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,441,709.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,697,763	26,693,032	24,439,258	69,681	(21)	-	3,951,516	0.0%
Total	1,697,763	26,693,032	24,439,258	69,681	(21)	-	3,951,516

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	890,067	13,823,467	109,570	8,832	86	185,208	14,789,258
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	901,481	117,355	20,404	10,492	347	48,227	1,047,006
Fidelity Series Blue Chip Growth Fund	223,193,092	60,629,291	23,526,600	22,030,981	965,345	1,423,874	262,685,002
Fidelity Series Canada Fund	51,713,696	9,502,154	1,793,135	-	(14,865)	4,387,883	63,795,733
Fidelity Series Commodity Strategy Fund	12,259,675	5,296,633	12,555,503	404,902	(5,449,716)	4,823,391	4,374,480
Fidelity Series Corporate Bond Fund	-	490,046	494,263	1,526	4,217	-	-
Fidelity Series Emerging Markets Debt Fund	9,367,686	1,549,459	224,960	244,627	3,603	419,189	11,114,977
Fidelity Series Emerging Markets Debt Local Currency Fund	2,980,328	299,217	57,132	-	726	228,661	3,451,800
Fidelity Series Emerging Markets Fund	48,564,170	6,049,950	1,518,597	-	67,146	5,030,852	58,193,521
Fidelity Series Emerging Markets Opportunities Fund	195,929,014	24,197,250	13,017,504	-	327,661	25,332,954	232,769,375
Fidelity Series Floating Rate High Income Fund	1,777,191	301,748	40,808	88,023	(76)	(16,546)	2,021,509
Fidelity Series Government Bond Index Fund	-	978,228	979,996	2,230	1,768	-	-
Fidelity Series Government Money Market Fund 5.03%	4,909	551,409	33,736	4,818	-	-	522,582
Fidelity Series High Income Fund	9,569,338	1,523,125	220,810	325,520	2,618	344,447	11,218,718
Fidelity Series International Developed Markets Bond Index Fund	-	255,645	256,524	-	879	-	-
Fidelity Series International Growth Fund	130,317,936	21,398,669	4,491,970	-	(5,652)	5,367,468	152,586,451
Fidelity Series International Index Fund	49,114,740	6,560,193	1,270,553	-	27,584	3,716,737	58,148,701
Fidelity Series International Small Cap Fund	27,507,027	3,084,340	999,814	-	38,330	2,099,776	31,729,659
Fidelity Series International Value Fund	131,295,786	18,203,573	6,886,693	-	12,255	10,457,830	153,082,751
Fidelity Series Investment Grade Bond Fund	-	929,267	934,134	2,687	4,867	-	-
Fidelity Series Investment Grade Securitized Fund	-	481,614	484,407	1,383	2,793	-	-
Fidelity Series Large Cap Growth Index Fund	141,319,315	25,604,444	14,285,912	264,983	569,605	17,070,543	170,277,995
Fidelity Series Large Cap Stock Fund	149,997,355	24,413,866	29,631,843	7,528,629	3,133,227	5,119,153	153,031,758
Fidelity Series Large Cap Value Index Fund	268,187,939	47,109,384	20,222,144	-	796,023	20,830,093	316,701,295
Fidelity Series Long-Term Treasury Bond Index Fund	88,721,076	12,683,479	15,736,082	1,509,570	(3,515,562)	7,321,305	89,474,216
Fidelity Series Overseas Fund	130,620,895	16,659,895	3,860,306	-	4,190	9,222,260	152,646,934
Fidelity Series Real Estate Income Fund	1,777,542	274,145	40,812	60,415	1,085	84,072	2,096,032
Fidelity Series Short-Term Credit Fund	231,051	-	229,878	265	5,049	(6,222)	-
Fidelity Series Small Cap Core Fund	2,711,028	76,568,438	2,589,433	27,732	(20,452)	3,540,640	80,210,221
Fidelity Series Small Cap Opportunities Fund	66,180,174	7,819,808	28,526,254	3,274,687	1,634,113	(2,193,082)	44,914,759
Fidelity Series Treasury Bill Index Fund	21,221	1,590,507	33,841	13,217	3	1,550	1,579,440
Fidelity Series Value Discovery Fund	98,661,231	18,072,032	12,759,478	-	236,463	5,836,268	110,046,516
	1,843,814,963	407,018,631	197,833,096	35,805,519	(1,166,340)	130,676,531	2,182,510,689

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,441,709	-	3,441,709	-

Domestic Equity Funds	1,142,242,026	1,142,242,026	-	-

International Equity Funds	902,953,125	902,953,125	-	-

Bond Funds	135,213,516	135,213,516	-	-

Short-Term Funds	6,053,538	6,053,538	-	-
Total Investments in Securities:	2,189,903,914	2,186,462,205	3,441,709	-
Derivative Instruments: Assets
Futures Contracts	578,182	578,182	-	-
Total Assets	578,182	578,182	-	-
Liabilities
Futures Contracts	(627,999)	(627,999)	-	-
Total Liabilities	(627,999)	(627,999)	-	-
Total Derivative Instruments:	(49,817)	(49,817)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	566,532	(396,377)
Total Equity Risk	566,532	(396,377)
Interest Rate Risk
Futures Contracts (a)	11,650	(231,622)
Total Interest Rate Risk	11,650	(231,622)
Total Value of Derivatives	578,182	(627,999)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,440,765)	$3,441,709
Fidelity Central Funds (cost $3,951,516)	3,951,516
Other affiliated issuers (cost $1,791,986,372)	2,182,510,689

Total Investment in Securities (cost $1,799,378,653)		$2,189,903,914
Receivable for investments sold		9,642,596
Receivable for fund shares sold		2,551,030
Distributions receivable from Fidelity Central Funds		16,334
Total assets		2,202,113,874
Liabilities
Payable for investments purchased	$11,533,393
Payable for fund shares redeemed	661,554
Accrued management fee	525,613
Distribution and service plan fees payable	7,057
Payable for daily variation margin on futures contracts	731,651
Total liabilities		13,459,268
Net Assets		$2,188,654,606
Net Assets consist of:
Paid in capital		$1,791,150,659
Total accumulated earnings (loss)		397,503,947
Net Assets		$2,188,654,606

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($16,695,282 ÷ 1,280,905 shares)(a)		$13.03
Maximum offering price per share (100/94.25 of $13.03)		$13.82
Class M :
Net Asset Value and redemption price per share ($2,059,608 ÷ 158,938 shares)(a)		$12.96
Maximum offering price per share (100/96.50 of $12.96)		$13.43
Class C :
Net Asset Value and offering price per share ($3,645,895 ÷ 285,892 shares)(a)		$12.75
Fidelity Freedom Blend 2050 Fund :
Net Asset Value, offering price and redemption price per share ($149,254,146 ÷ 11,391,451 shares)		$13.10
Class K :
Net Asset Value, offering price and redemption price per share ($35,864,628 ÷ 2,726,620 shares)		$13.15
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,095,846,033 ÷ 82,856,404 shares)		$13.23
Class I :
Net Asset Value, offering price and redemption price per share ($49,157,145 ÷ 3,751,267 shares)		$13.10
Class Z :
Net Asset Value, offering price and redemption price per share ($4,519,841 ÷ 342,952 shares)		$13.18
Premier Class :
Net Asset Value, offering price and redemption price per share ($831,612,028 ÷ 63,020,382 shares)		$13.20
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,872,625
Interest		84,682
Income from Fidelity Central Funds		69,681
Total income		6,026,988
Expenses
Management fee	$2,968,037
Distribution and service plan fees	39,538
Independent trustees' fees and expenses	2,450
Miscellaneous	4
Total expenses before reductions	3,010,029
Expense reductions	(52)
Total expenses after reductions		3,009,977
Net Investment income (loss)		3,017,011
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(21)
Other affiliated issuers	(1,166,340)
Futures contracts	2,692,309
Capital gain distributions from underlying funds:
Affiliated issuers	29,932,894
Total net realized gain (loss)		31,458,842
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,015
Affiliated issuers	130,676,531
Futures contracts	(568,389)
Total change in net unrealized appreciation (depreciation)		130,109,157
Net gain (loss)		161,567,999
Net increase (decrease) in net assets resulting from operations		$164,585,010
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,017,011	$28,404,549
Net realized gain (loss)	31,458,842	(1,766,131)
Change in net unrealized appreciation (depreciation)	130,109,157	280,500,090
Net increase (decrease) in net assets resulting from operations	164,585,010	307,138,508
Distributions to shareholders	(405,501)	(31,562,455)

Share transactions - net increase (decrease)	176,244,271	304,606,039
Total increase (decrease) in net assets	340,423,780	580,182,092

Net Assets
Beginning of period	1,848,230,826	1,268,048,734
End of period	$2,188,654,606	$1,848,230,826

Financial Highlights
Fidelity Advisor Freedom® Blend 2050 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.07	$10.18	$11.63	$12.24	$8.26	$9.51
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.16	.20	.18	.10	.15
Net realized and unrealized gain (loss)	.97	1.92	(1.07)	.24	4.42	(1.08)
Total from investment operations	.96	2.08	(.87)	.42	4.52	(.93)
Distributions from net investment income	-	(.17)	(.22)	(.28)	(.12)	(.16)
Distributions from net realized gain	-	(.02)	(.36)	(.75)	(.41)	(.16)
Total distributions	-	(.19)	(.58)	(1.03)	(.54) C	(.32)
Net asset value, end of period	$13.03	$12.07	$10.18	$11.63	$12.24	$8.26
Total Return D,E,F	7.95%	20.61%	(7.26)%	2.97%	55.43%	(10.48)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I	.74%	.74%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.74 % I	.74%	.74%	.79%	.79%	.79%
Expenses net of all reductions	.74% I	.74%	.74%	.79%	.79%	.79%
Net investment income (loss)	(.17)% I	1.46%	2.07%	1.47%	.90%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$16,695	$13,216	$8,070	$4,292	$2,103	$644
Portfolio turnover rate J	20 % I	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2050 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.01	$10.14	$11.59	$12.20	$8.24	$9.51
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.13	.18	.15	.07	.12
Net realized and unrealized gain (loss)	.98	1.91	(1.07)	.25	4.40	(1.08)
Total from investment operations	.95	2.04	(.89)	.40	4.47	(.96)
Distributions from net investment income	-	(.15)	(.20)	(.25)	(.10)	(.14)
Distributions from net realized gain	-	(.02)	(.36)	(.75)	(.41)	(.16)
Total distributions	-	(.17)	(.56)	(1.01) C	(.51)	(.31) C
Net asset value, end of period	$12.96	$12.01	$10.14	$11.59	$12.20	$8.24
Total Return D,E,F	7.91%	20.27%	(7.51)%	2.77%	55.03%	(10.80)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99% I	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of fee waivers, if any	.99 % I	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of all reductions	.99% I	.99%	.99%	1.04%	1.04%	1.04%
Net investment income (loss)	(.42)% I	1.21%	1.82%	1.22%	.65%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$2,060	$1,735	$1,167	$965	$686	$298
Portfolio turnover rate J	20 % I	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2050 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$10.02	$11.49	$12.12	$8.21	$9.50
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.08	.13	.09	.02	.07
Net realized and unrealized gain (loss)	.96	1.89	(1.07)	.25	4.37	(1.08)
Total from investment operations	.90	1.97	(.94)	.34	4.39	(1.01)
Distributions from net investment income	-	(.11)	(.16)	(.22)	(.07)	(.12)
Distributions from net realized gain	-	(.02)	(.36)	(.75)	(.41)	(.16)
Total distributions	-	(.14) C	(.53) C	(.97)	(.48)	(.28)
Net asset value, end of period	$12.75	$11.85	$10.02	$11.49	$12.12	$8.21
Total Return D,E,F	7.59%	19.72%	(8.06)%	2.35%	54.21%	(11.22)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.49% I	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.49 % I	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.49% I	1.49%	1.49%	1.54%	1.54%	1.54%
Net investment income (loss)	(.92)% I	.71%	1.32%	.72%	.15%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$3,646	$3,133	$2,095	$1,540	$978	$449
Portfolio turnover rate J	20 % I	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2050 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.12	$10.20	$11.65	$12.25	$8.26	$9.51
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.23	.21	.13	.16
Net realized and unrealized gain (loss)	.97	1.94	(1.09)	.25	4.42	(1.07)
Total from investment operations	.98	2.13	(.86)	.46	4.55	(.91)
Distributions from net investment income	-	(.19)	(.23)	(.30)	(.14)	(.18)
Distributions from net realized gain	-	(.02)	(.36)	(.76)	(.42)	(.16)
Total distributions	-	(.21)	(.59)	(1.06)	(.56)	(.34)
Net asset value, end of period	$13.10	$12.12	$10.20	$11.65	$12.25	$8.26
Total Return C,D	8.09%	21.03%	(7.16)%	3.30%	55.91%	(10.29)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49% G	.49%	.49%	.54%	.54%	.56% H
Expenses net of fee waivers, if any	.49 % G	.49%	.49%	.54%	.54%	.56% H
Expenses net of all reductions	.49% G	.49%	.49%	.54%	.54%	.56% H
Net investment income (loss)	.08% G	1.71%	2.32%	1.72%	1.15%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$149,254	$133,617	$78,142	$61,158	$27,448	$9,530
Portfolio turnover rate I	20 % G	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2050 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$10.23	$11.68	$12.27	$8.27	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.01	.20	.24	.23	.13	.19
Net realized and unrealized gain (loss)	.98	1.94	(1.09)	.25	4.43	(1.09)
Total from investment operations	.99	2.14	(.85)	.48	4.56	(.90)
Distributions from net investment income	- C	(.19)	(.23)	(.31)	(.14)	(.19)
Distributions from net realized gain	-	(.02)	(.36)	(.76)	(.42)	(.16)
Total distributions	- C	(.21)	(.60) D	(1.07)	(.56)	(.35)
Net asset value, end of period	$13.15	$12.16	$10.23	$11.68	$12.27	$8.27
Total Return E,F	8.18%	21.09%	(7.08)%	3.43%	55.95%	(10.17)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.39% I	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39 % I	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39% I	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	.18% I	1.81%	2.42%	1.82%	1.25%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$35,865	$18,519	$13,390	$15,640	$11,248	$8,346
Portfolio turnover rate J	20 % I	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2050 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$10.28	$11.72	$12.29	$8.28	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.02	.21	.25	.24	.15	.19
Net realized and unrealized gain (loss)	.99	1.95	(1.08)	.25	4.43	(1.08)
Total from investment operations	1.01	2.16	(.83)	.49	4.58	(.89)
Distributions from net investment income	- C	(.20)	(.24)	(.30)	(.15)	(.18)
Distributions from net realized gain	-	(.02)	(.36)	(.77)	(.42)	(.17)
Total distributions	- C	(.22)	(.61) D	(1.06) D	(.57)	(.35)
Net asset value, end of period	$13.23	$12.22	$10.28	$11.72	$12.29	$8.28
Total Return E,F	8.28%	21.19%	(6.89)%	3.52%	56.13%	(10.13)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.28% I,J	.29%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.28 % I,J	.29%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.28% I,J	.29%	.29%	.34%	.34%	.34%
Net investment income (loss)	.36% I	1.91%	2.52%	1.92%	1.35%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$1,095,846	$798,740	$508,454	$417,397	$681,408	$344,082
Portfolio turnover rate K	20 % I	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2050 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.12	$10.20	$11.65	$12.25	$8.26	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.01	.18	.23	.22	.12	.17
Net realized and unrealized gain (loss)	.97	1.94	(1.08)	.24	4.42	(1.08)
Total from investment operations	.98	2.12	(.85)	.46	4.54	(.91)
Distributions from net investment income	-	(.18)	(.24)	(.30)	(.14)	(.19)
Distributions from net realized gain	-	(.02)	(.36)	(.76)	(.42)	(.16)
Total distributions	-	(.20)	(.60)	(1.06)	(.55) C	(.35)
Net asset value, end of period	$13.10	$12.12	$10.20	$11.65	$12.25	$8.26
Total Return D,E	8.09%	20.96%	(7.06)%	3.27%	55.81%	(10.32)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.49%	.49%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.49 % H	.49%	.49%	.54%	.54%	.54%
Expenses net of all reductions	.49% H	.49%	.49%	.54%	.54%	.54%
Net investment income (loss)	.08% H	1.71%	2.32%	1.72%	1.15%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$49,157	$45,783	$38,986	$15,494	$7,177	$3,181
Portfolio turnover rate I	20 % H	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2050 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$10.25	$11.70	$12.30	$8.28	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.01	.20	.24	.23	.13	.18
Net realized and unrealized gain (loss)	.99	1.95	(1.09)	.25	4.45	(1.09)
Total from investment operations	1.00	2.15	(.85)	.48	4.58	(.91)
Distributions from net investment income	-	(.19)	(.23)	(.31)	(.14)	(.17)
Distributions from net realized gain	-	(.02)	(.36)	(.77)	(.42)	(.16)
Total distributions	-	(.22) C	(.60) C	(1.08)	(.56)	(.33)
Net asset value, end of period	$13.18	$12.18	$10.25	$11.70	$12.30	$8.28
Total Return D,E	8.21%	21.10%	(7.07)%	3.40%	56.08%	(10.24)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39 % H	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39% H	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	.18% H	1.81%	2.42%	1.81%	1.25%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$4,520	$3,962	$1,985	$2,142	$138	$89
Portfolio turnover rate I	20 % H	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2050 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.26	$11.70	$12.56
Income from Investment Operations
Net investment income (loss) B,C	.02	.21	.26	.48
Net realized and unrealized gain (loss)	.99	1.95	(1.09)	(.25)
Total from investment operations	1.01	2.16	(.83)	.23
Distributions from net investment income	- D	(.20)	(.24)	(.33)
Distributions from net realized gain	-	(.02)	(.36)	(.77)
Total distributions	- D	(.23) E	(.61) E	(1.09) E
Net asset value, end of period	$13.20	$12.19	$10.26	$11.70
Total Return F,G	8.32%	21.18%	(6.88)%	1.38%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.25% J	.25%	.25%	.29% J
Expenses net of fee waivers, if any	.25 % J	.25%	.25%	.29% J
Expenses net of all reductions	.25% J	.25%	.25%	.29% J
Net investment income (loss)	.32% J	1.95%	2.56%	3.87% J
Supplemental Data
Net assets, end of period (000 omitted)	$831,612	$705,793	$514,263	$484,158
Portfolio turnover rate K	20 % J	13%	15%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2055 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $2,316,858)	2,330,000	2,317,514

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	9,663,511	176,069,165
Fidelity Series Commodity Strategy Fund (c)	33,168	2,932,076
Fidelity Series Large Cap Growth Index Fund (c)	4,791,424	114,131,708
Fidelity Series Large Cap Stock Fund (c)	4,473,116	102,568,543
Fidelity Series Large Cap Value Index Fund (c)	12,384,389	212,268,429
Fidelity Series Small Cap Core Fund (c)	4,321,521	53,759,724
Fidelity Series Small Cap Opportunities Fund (c)	1,981,809	30,103,672
Fidelity Series Value Discovery Fund (c)	4,421,930	73,757,800
TOTAL DOMESTIC EQUITY FUNDS (Cost $602,282,911)		765,591,117

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,594,678	42,760,300
Fidelity Series Emerging Markets Fund (c)	4,049,458	38,996,277
Fidelity Series Emerging Markets Opportunities Fund (c)	7,773,237	156,008,868
Fidelity Series International Growth Fund (c)	5,310,183	102,274,129
Fidelity Series International Index Fund (c)	2,928,266	38,975,215
Fidelity Series International Small Cap Fund (c)	1,133,758	21,269,306
Fidelity Series International Value Fund (c)	7,589,293	102,607,245
Fidelity Series Overseas Fund (c)	6,834,660	102,314,859
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $510,472,230)		605,206,199

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,005,736	9,896,439
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	88,122	702,331
Fidelity Series Emerging Markets Debt Fund (c)	913,760	7,465,417
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	239,551	2,306,876
Fidelity Series Floating Rate High Income Fund (c)	151,196	1,356,232
Fidelity Series High Income Fund (c)	862,373	7,528,514
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,217,053	59,974,103
Fidelity Series Real Estate Income Fund (c)	139,212	1,406,039
TOTAL BOND FUNDS (Cost $97,781,505)		90,635,951

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	2,653,186	2,653,716
Fidelity Series Government Money Market Fund 5.03% (c)(e)	354,497	354,497
Fidelity Series Treasury Bill Index Fund (c)	106,842	1,063,081
TOTAL SHORT-TERM FUNDS (Cost $4,070,253)		4,071,294

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,216,923,757)	1,467,822,075
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(841,450)
NET ASSETS - 100.0%	1,466,980,625

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	88	Dec 2024	5,159,880	330,546	330,546
ICE MSCI EAFE Index Contracts (United States)	30	Dec 2024	3,731,700	48,807	48,807

TOTAL EQUITY INDEX CONTRACTS					379,353

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	454	Dec 2024	51,883,688	(79,490)	(79,490)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	255	Dec 2024	28,020,117	7,439	7,439
CBOT Long Term U.S. Treasury Bond Contracts (United States)	70	Dec 2024	8,693,125	(78,067)	(78,067)

TOTAL TREASURY CONTRACTS					(150,118)

TOTAL PURCHASED					229,235

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	54	Dec 2024	15,698,475	(266,313)	(266,313)

TOTAL FUTURES CONTRACTS					(37,078)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,317,514.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,103,667	18,121,597	16,571,530	45,992	(18)	-	2,653,716	0.0%
Total	1,103,667	18,121,597	16,571,530	45,992	(18)	-	2,653,716

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	585,811	9,269,158	81,963	5,887	90	123,343	9,896,439
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	591,411	91,566	13,213	6,975	299	32,268	702,331
Fidelity Series Blue Chip Growth Fund	146,393,860	43,495,443	15,394,539	14,711,367	730,966	843,435	176,069,165
Fidelity Series Canada Fund	33,917,087	7,047,620	1,129,058	-	(3,038)	2,927,689	42,760,300
Fidelity Series Commodity Strategy Fund	8,044,130	3,669,073	8,358,200	270,395	(3,335,229)	2,912,302	2,932,076
Fidelity Series Corporate Bond Fund	-	327,184	329,942	1,014	2,758	-	-
Fidelity Series Emerging Markets Debt Fund	6,147,171	1,180,050	145,519	162,540	3,384	280,331	7,465,417
Fidelity Series Emerging Markets Debt Local Currency Fund	1,954,079	236,857	36,997	-	490	152,447	2,306,876
Fidelity Series Emerging Markets Fund	31,848,618	4,715,465	958,200	-	50,481	3,339,913	38,996,277
Fidelity Series Emerging Markets Opportunities Fund	128,511,916	18,782,896	8,359,412	-	(35,186)	17,108,654	156,008,868
Fidelity Series Floating Rate High Income Fund	1,165,965	227,689	26,427	58,505	(73)	(10,922)	1,356,232
Fidelity Series Government Bond Index Fund	-	647,525	648,647	1,480	1,122	-	-
Fidelity Series Government Money Market Fund 5.03%	3,158	373,677	22,338	3,248	-	-	354,497
Fidelity Series High Income Fund	6,278,669	1,159,848	142,847	216,414	2,234	230,610	7,528,514
Fidelity Series International Developed Markets Bond Index Fund	-	149,475	149,989	-	514	-	-
Fidelity Series International Growth Fund	85,474,615	15,981,587	2,801,802	-	67,561	3,552,168	102,274,129
Fidelity Series International Index Fund	32,212,867	5,040,509	783,793	-	4,602	2,501,030	38,975,215
Fidelity Series International Small Cap Fund	18,042,832	2,410,801	617,786	-	27,557	1,405,902	21,269,306
Fidelity Series International Value Fund	86,118,053	13,832,252	4,336,010	-	13,185	6,979,765	102,607,245
Fidelity Series Investment Grade Bond Fund	-	614,857	618,015	1,783	3,158	-	-
Fidelity Series Investment Grade Securitized Fund	-	321,550	323,373	919	1,823	-	-
Fidelity Series Large Cap Growth Index Fund	92,690,379	19,019,045	9,343,750	175,936	345,437	11,420,597	114,131,708
Fidelity Series Large Cap Stock Fund	98,385,272	18,021,340	19,328,217	5,024,262	1,610,640	3,879,508	102,568,543
Fidelity Series Large Cap Value Index Fund	175,908,487	35,004,939	13,147,391	-	550,021	13,952,373	212,268,429
Fidelity Series Long-Term Treasury Bond Index Fund	58,197,064	9,342,869	10,136,836	1,002,853	(2,128,293)	4,699,299	59,974,103
Fidelity Series Overseas Fund	85,673,720	12,700,462	2,242,393	-	35,432	6,147,638	102,314,859
Fidelity Series Real Estate Income Fund	1,166,180	209,404	26,428	40,219	760	56,123	1,406,039
Fidelity Series Short-Term Credit Fund	187,041	1	186,092	215	4,036	(4,986)	-
Fidelity Series Small Cap Core Fund	1,767,782	51,555,425	1,913,154	19,494	(21,467)	2,371,138	53,759,724
Fidelity Series Small Cap Opportunities Fund	43,411,424	5,763,386	18,718,499	2,186,699	970,385	(1,323,024)	30,103,672
Fidelity Series Treasury Bill Index Fund	13,801	1,071,670	23,431	8,855	-	1,041	1,063,081
Fidelity Series Value Discovery Fund	64,711,475	13,325,929	8,362,985	-	91,658	3,991,723	73,757,800
	1,209,402,867	295,589,552	128,707,246	23,899,060	(1,004,693)	87,570,365	1,462,850,845

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,317,514	-	2,317,514	-

Domestic Equity Funds	765,591,117	765,591,117	-	-

International Equity Funds	605,206,199	605,206,199	-	-

Bond Funds	90,635,951	90,635,951	-	-

Short-Term Funds	4,071,294	4,071,294	-	-
Total Investments in Securities:	1,467,822,075	1,465,504,561	2,317,514	-
Derivative Instruments: Assets
Futures Contracts	386,792	386,792	-	-
Total Assets	386,792	386,792	-	-
Liabilities
Futures Contracts	(423,870)	(423,870)	-	-
Total Liabilities	(423,870)	(423,870)	-	-
Total Derivative Instruments:	(37,078)	(37,078)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	379,353	(266,313)
Total Equity Risk	379,353	(266,313)
Interest Rate Risk
Futures Contracts (a)	7,439	(157,557)
Total Interest Rate Risk	7,439	(157,557)
Total Value of Derivatives	386,792	(423,870)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,316,858)	$2,317,514
Fidelity Central Funds (cost $2,653,716)	2,653,716
Other affiliated issuers (cost $1,211,953,183)	1,462,850,845

Total Investment in Securities (cost $1,216,923,757)		$1,467,822,075
Receivable for investments sold		6,300,155
Receivable for fund shares sold		2,402,045
Distributions receivable from Fidelity Central Funds		11,012
Total assets		1,476,535,287
Liabilities
Payable for investments purchased	$7,914,793
Payable for fund shares redeemed	788,165
Accrued management fee	356,092
Distribution and service plan fees payable	5,963
Payable for daily variation margin on futures contracts	489,649
Total liabilities		9,554,662
Net Assets		$1,466,980,625
Net Assets consist of:
Paid in capital		$1,209,464,187
Total accumulated earnings (loss)		257,516,438
Net Assets		$1,466,980,625

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($15,921,815 ÷ 1,215,542 shares)(a)		$13.10
Maximum offering price per share (100/94.25 of $13.10)		$13.90
Class M :
Net Asset Value and redemption price per share ($2,189,196 ÷ 167,944 shares)(a)		$13.04
Maximum offering price per share (100/96.50 of $13.04)		$13.51
Class C :
Net Asset Value and offering price per share ($2,229,936 ÷ 174,108 shares)(a)		$12.81
Fidelity Freedom Blend 2055 Fund :
Net Asset Value, offering price and redemption price per share ($103,148,222 ÷ 7,808,885 shares)		$13.21
Class K :
Net Asset Value, offering price and redemption price per share ($20,982,023 ÷ 1,583,631 shares)		$13.25
Class K6 :
Net Asset Value, offering price and redemption price per share ($803,840,630 ÷ 60,399,390 shares)		$13.31
Class I :
Net Asset Value, offering price and redemption price per share ($39,545,925 ÷ 2,995,579 shares)		$13.20
Class Z :
Net Asset Value, offering price and redemption price per share ($3,300,043 ÷ 248,580 shares)		$13.28
Premier Class :
Net Asset Value, offering price and redemption price per share ($475,822,835 ÷ 35,816,575 shares)		$13.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,913,599
Interest		56,512
Income from Fidelity Central Funds		45,992
Total income		4,016,103
Expenses
Management fee	$1,999,154
Distribution and service plan fees	33,268
Independent trustees' fees and expenses	1,620
Total expenses before reductions	2,034,042
Expense reductions	(34)
Total expenses after reductions		2,034,008
Net Investment income (loss)		1,982,095
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(18)
Other affiliated issuers	(1,004,693)
Futures contracts	1,806,599
Capital gain distributions from underlying funds:
Affiliated issuers	19,985,461
Total net realized gain (loss)		20,787,349
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	696
Affiliated issuers	87,570,365
Futures contracts	(376,242)
Total change in net unrealized appreciation (depreciation)		87,194,819
Net gain (loss)		107,982,168
Net increase (decrease) in net assets resulting from operations		$109,964,263
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,982,095	$18,441,379
Net realized gain (loss)	20,787,349	333,311
Change in net unrealized appreciation (depreciation)	87,194,819	179,873,363
Net increase (decrease) in net assets resulting from operations	109,964,263	198,648,053
Distributions to shareholders	(251,585)	(21,237,590)

Share transactions - net increase (decrease)	144,983,287	245,607,666
Total increase (decrease) in net assets	254,695,965	423,018,129

Net Assets
Beginning of period	1,212,284,660	789,266,531
End of period	$1,466,980,625	$1,212,284,660

Financial Highlights
Fidelity Advisor Freedom® Blend 2055 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$10.24	$11.70	$12.28	$8.27	$9.51
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.16	.21	.21	.10	.16
Net realized and unrealized gain (loss)	.98	1.94	(1.09)	.23	4.43	(1.10)
Total from investment operations	.97	2.10	(.88)	.44	4.53	(.94)
Distributions from net investment income	-	(.17)	(.22)	(.28)	(.13)	(.15)
Distributions from net realized gain	-	(.04)	(.36)	(.74)	(.39)	(.14)
Total distributions	-	(.21)	(.58)	(1.02)	(.52)	(.30) C
Net asset value, end of period	$13.10	$12.13	$10.24	$11.70	$12.28	$8.27
Total Return D,E,F	8.00%	20.66%	(7.33)%	3.10%	55.44%	(10.55)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I	.74%	.74%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.74 % I	.74%	.74%	.79%	.79%	.79%
Expenses net of all reductions	.74% I	.74%	.74%	.79%	.79%	.79%
Net investment income (loss)	(.15)% I	1.49%	2.09%	1.66%	.92%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$15,922	$12,328	$5,788	$2,479	$1,296	$393
Portfolio turnover rate J	19 % I	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2055 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$10.21	$11.66	$12.26	$8.27	$9.51
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.13	.18	.18	.07	.13
Net realized and unrealized gain (loss)	.97	1.93	(1.08)	.21	4.42	(1.09)
Total from investment operations	.95	2.06	(.90)	.39	4.49	(.96)
Distributions from net investment income	-	(.15)	(.20)	(.25)	(.11)	(.13)
Distributions from net realized gain	-	(.04)	(.36)	(.74)	(.39)	(.14)
Total distributions	-	(.18) C	(.55) C	(.99)	(.50)	(.28) C
Net asset value, end of period	$13.04	$12.09	$10.21	$11.66	$12.26	$8.27
Total Return D,E,F	7.86%	20.35%	(7.50)%	2.73%	54.95%	(10.73)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99% I	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of fee waivers, if any	.99 % I	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of all reductions	.99% I	.99%	.99%	1.04%	1.04%	1.04%
Net investment income (loss)	(.40)% I	1.24%	1.84%	1.40%	.67%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$2,189	$1,828	$1,213	$822	$671	$249
Portfolio turnover rate J	19 % I	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2055 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$10.08	$11.57	$12.19	$8.24	$9.49
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.08	.13	.11	.02	.08
Net realized and unrealized gain (loss)	.96	1.90	(1.08)	.23	4.40	(1.08)
Total from investment operations	.91	1.98	(.95)	.34	4.42	(1.00)
Distributions from net investment income	-	(.12)	(.18)	(.22)	(.08)	(.10)
Distributions from net realized gain	-	(.04)	(.36)	(.74)	(.39)	(.14)
Total distributions	-	(.16)	(.54)	(.96)	(.47)	(.25) C
Net asset value, end of period	$12.81	$11.90	$10.08	$11.57	$12.19	$8.24
Total Return D,E,F	7.65%	19.72%	(8.06)%	2.31%	54.23%	(11.12)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.49% I	1.49%	1.49%	1.54%	1.55% J	1.54%
Expenses net of fee waivers, if any	1.49 % I	1.49%	1.49%	1.54%	1.55% J	1.54%
Expenses net of all reductions	1.49% I	1.49%	1.49%	1.54%	1.55% J	1.54%
Net investment income (loss)	(.90)% I	.74%	1.34%	.90%	.16%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$2,230	$1,854	$1,162	$631	$391	$153
Portfolio turnover rate K	19 % I	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2055 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$10.30	$11.74	$12.32	$8.29	$9.51
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.23	.24	.13	.17
Net realized and unrealized gain (loss)	.98	1.95	(1.08)	.23	4.43	(1.08)
Total from investment operations	.99	2.14	(.85)	.47	4.56	(.91)
Distributions from net investment income	-	(.18)	(.23)	(.31)	(.14)	(.17)
Distributions from net realized gain	-	(.04)	(.36)	(.75)	(.39)	(.14)
Total distributions	-	(.22)	(.59)	(1.05) C	(.53)	(.31)
Net asset value, end of period	$13.21	$12.22	$10.30	$11.74	$12.32	$8.29
Total Return D,E	8.10%	20.94%	(7.06)%	3.36%	55.75%	(10.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.49%	.49%	.54%	.54%	.56% I
Expenses net of fee waivers, if any	.49 % H	.49%	.49%	.54%	.54%	.56% I
Expenses net of all reductions	.49% H	.49%	.49%	.54%	.54%	.56% I
Net investment income (loss)	.10% H	1.74%	2.34%	1.90%	1.17%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$103,148	$89,294	$51,504	$38,090	$13,739	$5,211
Portfolio turnover rate J	19 % H	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2055 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$10.32	$11.76	$12.33	$8.29	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.01	.20	.25	.25	.14	.19
Net realized and unrealized gain (loss)	.99	1.95	(1.10)	.23	4.44	(1.09)
Total from investment operations	1.00	2.15	(.85)	.48	4.58	(.90)
Distributions from net investment income	- C	(.19)	(.23)	(.30)	(.15)	(.19)
Distributions from net realized gain	-	(.04)	(.36)	(.75)	(.39)	(.14)
Total distributions	- C	(.22) D	(.59)	(1.05)	(.54)	(.33)
Net asset value, end of period	$13.25	$12.25	$10.32	$11.76	$12.33	$8.29
Total Return E,F	8.20%	21.03%	(7.00)%	3.43%	55.92%	(10.17)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.39% I	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39 % I	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39% I	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	.20% I	1.84%	2.44%	2.00%	1.27%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$20,982	$11,486	$7,512	$8,995	$7,108	$4,757
Portfolio turnover rate J	19 % I	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2055 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$10.36	$11.80	$12.35	$8.30	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.02	.21	.26	.27	.15	.20
Net realized and unrealized gain (loss)	.99	1.96	(1.10)	.23	4.44	(1.10)
Total from investment operations	1.01	2.17	(.84)	.50	4.59	(.90)
Distributions from net investment income	- C	(.20)	(.24)	(.30)	(.15)	(.18)
Distributions from net realized gain	-	(.04)	(.36)	(.75)	(.40)	(.15)
Total distributions	- C	(.23) D	(.60)	(1.05)	(.54) D	(.32) D
Net asset value, end of period	$13.31	$12.30	$10.36	$11.80	$12.35	$8.30
Total Return E,F	8.23%	21.17%	(6.90)%	3.60%	56.09%	(10.11)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.28% I,J	.29%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.28 % I,J	.29%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.28% I,J	.29%	.29%	.34%	.34%	.34%
Net investment income (loss)	.33% J	1.94%	2.54%	2.10%	1.37%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$803,841	$584,683	$366,099	$287,129	$361,200	$167,831
Portfolio turnover rate K	19 % J	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2055 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$10.29	$11.74	$12.32	$8.28	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.23	.24	.13	.18
Net realized and unrealized gain (loss)	.98	1.94	(1.09)	.23	4.44	(1.10)
Total from investment operations	.99	2.13	(.86)	.47	4.57	(.92)
Distributions from net investment income	-	(.18)	(.24)	(.30)	(.14)	(.18)
Distributions from net realized gain	-	(.04)	(.36)	(.75)	(.39)	(.14)
Total distributions	-	(.21) C	(.59) C	(1.05)	(.53)	(.32)
Net asset value, end of period	$13.20	$12.21	$10.29	$11.74	$12.32	$8.28
Total Return D,E	8.11%	20.91%	(7.07)%	3.32%	55.85%	(10.32)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.49%	.49%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.49 % H	.49%	.49%	.54%	.54%	.54%
Expenses net of all reductions	.49% H	.49%	.49%	.54%	.54%	.54%
Net investment income (loss)	.10% H	1.74%	2.34%	1.91%	1.17%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$39,546	$37,002	$29,458	$12,306	$3,995	$1,851
Portfolio turnover rate I	19 % H	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2055 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$10.34	$11.78	$12.36	$8.30	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.01	.20	.25	.25	.14	.19
Net realized and unrealized gain (loss)	1.00	1.95	(1.10)	.23	4.45	(1.10)
Total from investment operations	1.01	2.15	(.85)	.48	4.59	(.91)
Distributions from net investment income	-	(.19)	(.23)	(.30)	(.14)	(.17)
Distributions from net realized gain	-	(.04)	(.36)	(.76)	(.39)	(.14)
Total distributions	-	(.22) C	(.59)	(1.06)	(.53)	(.31)
Net asset value, end of period	$13.28	$12.27	$10.34	$11.78	$12.36	$8.30
Total Return D,E	8.23%	21.00%	(6.96)%	3.41%	56.03%	(10.23)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39 % H	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39% H	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	.20% H	1.84%	2.44%	2.00%	1.27%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$3,300	$2,852	$2,025	$1,649	$217	$89
Portfolio turnover rate I	19 % H	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2055 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$10.34	$11.77	$12.62
Income from Investment Operations
Net investment income (loss) B,C	.02	.22	.26	.48
Net realized and unrealized gain (loss)	.98	1.96	(1.09)	(.25)
Total from investment operations	1.00	2.18	(.83)	.23
Distributions from net investment income	- D	(.20)	(.24)	(.33)
Distributions from net realized gain	-	(.04)	(.36)	(.75)
Total distributions	- D	(.24)	(.60)	(1.08)
Net asset value, end of period	$13.28	$12.28	$10.34	$11.77
Total Return E,F	8.18%	21.23%	(6.81)%	1.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.29% I
Expenses net of all reductions	.25% I	.25%	.25%	.29% I
Net investment income (loss)	.34% I	1.98%	2.58%	3.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$475,823	$383,150	$259,689	$228,564
Portfolio turnover rate J	19 % I	13%	14%	20%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2060 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $1,182,665)	1,190,000	1,183,004

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	4,961,946	90,406,662
Fidelity Series Commodity Strategy Fund (c)	17,031	1,505,544
Fidelity Series Large Cap Growth Index Fund (c)	2,460,262	58,603,445
Fidelity Series Large Cap Stock Fund (c)	2,296,837	52,666,482
Fidelity Series Large Cap Value Index Fund (c)	6,359,058	108,994,249
Fidelity Series Small Cap Core Fund (c)	2,219,350	27,608,714
Fidelity Series Small Cap Opportunities Fund (c)	1,017,559	15,456,728
Fidelity Series Value Discovery Fund (c)	2,270,588	37,873,413
TOTAL DOMESTIC EQUITY FUNDS (Cost $315,579,057)		393,115,237

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,332,299	21,956,292
Fidelity Series Emerging Markets Fund (c)	2,079,527	20,025,849
Fidelity Series Emerging Markets Opportunities Fund (c)	3,991,485	80,109,114
Fidelity Series International Growth Fund (c)	2,726,650	52,515,271
Fidelity Series International Index Fund (c)	1,503,588	20,012,750
Fidelity Series International Small Cap Fund (c)	582,207	10,922,204
Fidelity Series International Value Fund (c)	3,896,924	52,686,412
Fidelity Series Overseas Fund (c)	3,509,435	52,536,238
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $263,347,274)		310,764,130

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	516,953	5,086,815
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	45,298	361,028
Fidelity Series Emerging Markets Debt Fund (c)	469,909	3,839,159
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	122,448	1,179,171
Fidelity Series Floating Rate High Income Fund (c)	77,736	697,296
Fidelity Series High Income Fund (c)	442,908	3,866,589
Fidelity Series Long-Term Treasury Bond Index Fund (c)	5,246,315	30,795,866
Fidelity Series Real Estate Income Fund (c)	71,563	722,786
TOTAL BOND FUNDS (Cost $48,899,816)		46,548,710

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	1,346,530	1,346,800
Fidelity Series Government Money Market Fund 5.03% (c)(e)	182,302	182,302
Fidelity Series Treasury Bill Index Fund (c)	54,898	546,235
TOTAL SHORT-TERM FUNDS (Cost $2,074,803)		2,075,337

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $631,083,615)	753,686,418
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(432,734)
NET ASSETS - 100.0%	753,253,684

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	45	Dec 2024	2,638,575	169,014	169,014
ICE MSCI EAFE Index Contracts (United States)	15	Dec 2024	1,865,850	24,038	24,038

TOTAL EQUITY INDEX CONTRACTS					193,052

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	233	Dec 2024	26,627,531	(40,833)	(40,833)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	131	Dec 2024	14,394,648	3,788	3,788
CBOT Long Term U.S. Treasury Bond Contracts (United States)	36	Dec 2024	4,470,750	(39,969)	(39,969)

TOTAL TREASURY CONTRACTS					(77,014)

TOTAL PURCHASED					116,038

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	Dec 2024	8,139,950	(136,249)	(136,249)

TOTAL FUTURES CONTRACTS					(20,211)
The notional amount of futures purchased as a percentage of Net Assets is 6.6%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,183,004.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	536,847	7,857,222	7,047,262	23,174	(7)	-	1,346,800	0.0%
Total	536,847	7,857,222	7,047,262	23,174	(7)	-	1,346,800

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	287,985	4,778,794	42,904	2,959	25	62,915	5,086,815
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	293,159	57,714	6,483	3,534	150	16,488	361,028
Fidelity Series Blue Chip Growth Fund	72,538,769	24,799,702	7,650,360	7,532,889	190,515	528,036	90,406,662
Fidelity Series Canada Fund	16,804,832	4,192,156	541,548	-	(4,098)	1,504,950	21,956,292
Fidelity Series Commodity Strategy Fund	3,984,904	1,985,339	4,246,093	138,460	(1,417,463)	1,198,857	1,505,544
Fidelity Series Corporate Bond Fund	-	166,803	168,202	516	1,399	-	-
Fidelity Series Emerging Markets Debt Fund	3,046,906	718,185	71,450	82,046	1,781	143,737	3,839,159
Fidelity Series Emerging Markets Debt Local Currency Fund	967,668	151,702	18,151	-	330	77,622	1,179,171
Fidelity Series Emerging Markets Fund	15,778,053	2,998,298	475,574	-	(5,385)	1,730,457	20,025,849
Fidelity Series Emerging Markets Opportunities Fund	63,677,833	11,954,147	4,211,763	-	(508,188)	9,197,085	80,109,114
Fidelity Series Floating Rate High Income Fund	577,824	137,959	12,965	29,599	(41)	(5,481)	697,296
Fidelity Series Government Bond Index Fund	-	329,131	329,720	752	589	-	-
Fidelity Series Government Money Market Fund 5.03%	1,507	191,813	11,018	1,654	-	-	182,302
Fidelity Series High Income Fund	3,111,699	705,636	70,075	109,461	1,044	118,285	3,866,589
Fidelity Series International Developed Markets Bond Index Fund	-	74,589	74,845	-	256	-	-
Fidelity Series International Growth Fund	42,351,946	9,645,191	1,355,114	-	32,198	1,841,050	52,515,271
Fidelity Series International Index Fund	15,960,567	3,151,017	380,906	-	551	1,281,521	20,012,750
Fidelity Series International Small Cap Fund	8,940,768	1,558,097	311,940	-	13,747	721,532	10,922,204
Fidelity Series International Value Fund	42,671,318	8,588,058	2,144,397	-	(4,901)	3,576,334	52,686,412
Fidelity Series Investment Grade Bond Fund	-	312,505	314,139	906	1,634	-	-
Fidelity Series Investment Grade Securitized Fund	-	163,931	164,855	468	924	-	-
Fidelity Series Large Cap Growth Index Fund	45,927,889	11,350,609	4,647,028	89,072	143,054	5,828,921	58,603,445
Fidelity Series Large Cap Stock Fund	48,750,044	10,904,372	9,770,671	2,558,704	616,454	2,166,283	52,666,482
Fidelity Series Large Cap Value Index Fund	87,163,080	20,911,305	6,533,954	-	195,691	7,258,127	108,994,249
Fidelity Series Long-Term Treasury Bond Index Fund	28,839,256	5,658,797	5,024,000	506,865	(818,620)	2,140,433	30,795,866
Fidelity Series Overseas Fund	42,450,666	8,030,196	1,111,363	-	17,039	3,149,700	52,536,238
Fidelity Series Real Estate Income Fund	578,026	128,775	12,965	20,415	384	28,566	722,786
Fidelity Series Short-Term Credit Fund	119,133	(1)	118,528	137	2,597	(3,201)	-
Fidelity Series Small Cap Core Fund	866,165	26,601,011	1,061,779	10,658	(13,254)	1,216,571	27,608,714
Fidelity Series Small Cap Opportunities Fund	21,511,685	3,327,390	9,212,676	1,119,729	460,445	(630,116)	15,456,728
Fidelity Series Treasury Bill Index Fund	6,740	551,127	12,166	4,526	-	534	546,235
Fidelity Series Value Discovery Fund	32,064,911	7,920,528	4,220,186	-	23,758	2,084,402	37,873,413
	599,273,333	172,044,876	64,327,818	12,213,350	(1,067,385)	45,233,608	751,156,614

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,183,004	-	1,183,004	-

Domestic Equity Funds	393,115,237	393,115,237	-	-

International Equity Funds	310,764,130	310,764,130	-	-

Bond Funds	46,548,710	46,548,710	-	-

Short-Term Funds	2,075,337	2,075,337	-	-
Total Investments in Securities:	753,686,418	752,503,414	1,183,004	-
Derivative Instruments: Assets
Futures Contracts	196,840	196,840	-	-
Total Assets	196,840	196,840	-	-
Liabilities
Futures Contracts	(217,051)	(217,051)	-	-
Total Liabilities	(217,051)	(217,051)	-	-
Total Derivative Instruments:	(20,211)	(20,211)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	193,052	(136,249)
Total Equity Risk	193,052	(136,249)
Interest Rate Risk
Futures Contracts (a)	3,788	(80,802)
Total Interest Rate Risk	3,788	(80,802)
Total Value of Derivatives	196,840	(217,051)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,182,665)	$1,183,004
Fidelity Central Funds (cost $1,346,800)	1,346,800
Other affiliated issuers (cost $628,554,150)	751,156,614

Total Investment in Securities (cost $631,083,615)		$753,686,418
Receivable for investments sold		3,072,927
Receivable for fund shares sold		1,426,181
Distributions receivable from Fidelity Central Funds		5,534
Total assets		758,191,060
Liabilities
Payable for investments purchased	$4,236,433
Payable for fund shares redeemed	262,992
Accrued management fee	183,365
Distribution and service plan fees payable	3,860
Payable for daily variation margin on futures contracts	250,726
Total liabilities		4,937,376
Net Assets		$753,253,684
Net Assets consist of:
Paid in capital		$626,678,775
Total accumulated earnings (loss)		126,574,909
Net Assets		$753,253,684

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($9,352,404 ÷ 705,134 shares)(a)		$13.26
Maximum offering price per share (100/94.25 of $13.26)		$14.07
Class M :
Net Asset Value and redemption price per share ($1,593,372 ÷ 120,846 shares)(a)		$13.19
Maximum offering price per share (100/96.50 of $13.19)		$13.67
Class C :
Net Asset Value and offering price per share ($1,687,289 ÷ 129,906 shares)(a)		$12.99
Fidelity Freedom Blend 2060 Fund :
Net Asset Value, offering price and redemption price per share ($45,138,655 ÷ 3,377,014 shares)		$13.37
Class K :
Net Asset Value, offering price and redemption price per share ($12,310,049 ÷ 919,295 shares)		$13.39
Class K6 :
Net Asset Value, offering price and redemption price per share ($465,825,182 ÷ 34,646,716 shares)		$13.45
Class I :
Net Asset Value, offering price and redemption price per share ($21,559,704 ÷ 1,615,085 shares)		$13.35
Class Z :
Net Asset Value, offering price and redemption price per share ($1,431,144 ÷ 106,649 shares)		$13.42
Premier Class :
Net Asset Value, offering price and redemption price per share ($194,355,885 ÷ 14,464,838 shares)		$13.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,991,606
Interest		29,354
Income from Fidelity Central Funds		23,174
Total income		2,044,134
Expenses
Management fee	$1,018,006
Distribution and service plan fees	21,715
Independent trustees' fees and expenses	813
Total expenses before reductions	1,040,534
Expense reductions	(108)
Total expenses after reductions		1,040,426
Net Investment income (loss)		1,003,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(7)
Other affiliated issuers	(1,067,385)
Futures contracts	953,038
Capital gain distributions from underlying funds:
Affiliated issuers	10,221,744
Total net realized gain (loss)		10,107,390
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	355
Affiliated issuers	45,233,608
Futures contracts	(186,875)
Total change in net unrealized appreciation (depreciation)		45,047,088
Net gain (loss)		55,154,478
Net increase (decrease) in net assets resulting from operations		$56,158,186
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,003,708	$8,762,505
Net realized gain (loss)	10,107,390	16,435
Change in net unrealized appreciation (depreciation)	45,047,088	86,542,847
Net increase (decrease) in net assets resulting from operations	56,158,186	95,321,787
Distributions to shareholders	(417,983)	(10,175,259)

Share transactions - net increase (decrease)	96,816,504	166,694,804
Total increase (decrease) in net assets	152,556,707	251,841,332

Net Assets
Beginning of period	600,696,977	348,855,645
End of period	$753,253,684	$600,696,977

Financial Highlights
Fidelity Advisor Freedom® Blend 2060 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$10.37	$11.82	$12.38	$8.30	$9.53
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.17	.21	.24	.10	.16
Net realized and unrealized gain (loss)	.99	1.96	(1.10)	.20	4.45	(1.11)
Total from investment operations	.98	2.13	(.89)	.44	4.55	(.95)
Distributions from net investment income	-	(.17)	(.21)	(.28)	(.12)	(.14)
Distributions from net realized gain	(.01)	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.01)	(.21)	(.56)	(1.00)	(.47)	(.28)
Net asset value, end of period	$13.26	$12.29	$10.37	$11.82	$12.38	$8.30
Total Return C,D,E	7.94%	20.72%	(7.33)%	3.08%	55.38%	(10.54)%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.74% H	.74%	.74%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.74 % H	.74%	.74%	.79%	.79%	.79%
Expenses net of all reductions	.74% H	.74%	.74%	.79%	.79%	.79%
Net investment income (loss)	(.13)% H	1.51%	2.12%	1.90%	.93%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$9,352	$7,707	$3,697	$2,021	$1,205	$493
Portfolio turnover rate I	19 % H	14%	14%	22%	22%	27%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2060 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$10.33	$11.78	$12.35	$8.29	$9.53
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.14	.19	.21	.07	.14
Net realized and unrealized gain (loss)	.99	1.95	(1.10)	.19	4.45	(1.12)
Total from investment operations	.97	2.09	(.91)	.40	4.52	(.98)
Distributions from net investment income	-	(.15)	(.19)	(.25)	(.11)	(.12)
Distributions from net realized gain	(.01)	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.01)	(.19)	(.54)	(.97)	(.46)	(.26)
Net asset value, end of period	$13.19	$12.23	$10.33	$11.78	$12.35	$8.29
Total Return C,D,E	7.89%	20.34%	(7.55)%	2.79%	55.06%	(10.80)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99% H	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of fee waivers, if any	.99 % H	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of all reductions	.99% H	.99%	.99%	1.04%	1.04%	1.04%
Net investment income (loss)	(.38)% H	1.26%	1.87%	1.65%	.68%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,593	$1,299	$836	$589	$414	$174
Portfolio turnover rate I	19 % H	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2060 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.08	$10.22	$11.68	$12.27	$8.26	$9.52
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.08	.14	.14	.02	.09
Net realized and unrealized gain (loss)	.97	1.93	(1.09)	.20	4.41	(1.11)
Total from investment operations	.92	2.01	(.95)	.34	4.43	(1.02)
Distributions from net investment income	-	(.11)	(.16)	(.21)	(.07)	(.10)
Distributions from net realized gain	(.01)	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.01)	(.15)	(.51)	(.93)	(.42)	(.24)
Net asset value, end of period	$12.99	$12.08	$10.22	$11.68	$12.27	$8.26
Total Return C,D,E	7.58%	19.77%	(8.01)%	2.30%	54.17%	(11.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.49% H	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.49 % H	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.49% H	1.49%	1.49%	1.54%	1.54%	1.54%
Net investment income (loss)	(.88)% H	.76%	1.37%	1.15%	.18%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,687	$1,451	$1,023	$644	$484	$222
Portfolio turnover rate I	19 % H	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2060 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.37	$10.42	$11.86	$12.41	$8.31	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.01	.20	.24	.27	.13	.18
Net realized and unrealized gain (loss)	1.00	1.97	(1.11)	.20	4.46	(1.11)
Total from investment operations	1.01	2.17	(.87)	.47	4.59	(.93)
Distributions from net investment income	-	(.18)	(.22)	(.30)	(.14)	(.16)
Distributions from net realized gain	(.01)	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.01)	(.22)	(.57)	(1.02)	(.49)	(.30)
Net asset value, end of period	$13.37	$12.37	$10.42	$11.86	$12.41	$8.31
Total Return C,D	8.13%	21.04%	(7.13)%	3.31%	55.78%	(10.35)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49% G	.49%	.49%	.54%	.54%	.55% H
Expenses net of fee waivers, if any	.49 % G	.49%	.49%	.54%	.54%	.55% H
Expenses net of all reductions	.49% G	.49%	.49%	.54%	.54%	.55% H
Net investment income (loss)	.12% G	1.76%	2.37%	2.15%	1.18%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$45,139	$38,290	$18,866	$14,201	$6,778	$2,773
Portfolio turnover rate I	19 % G	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2060 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$10.44	$11.87	$12.42	$8.31	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.01	.21	.25	.29	.14	.20
Net realized and unrealized gain (loss)	1.00	1.97	(1.10)	.19	4.47	(1.11)
Total from investment operations	1.01	2.18	(.85)	.48	4.61	(.91)
Distributions from net investment income	(.01)	(.19)	(.23)	(.30)	(.14)	(.18)
Distributions from net realized gain	(.01)	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.01) C	(.23)	(.58)	(1.03) C	(.50) C	(.32)
Net asset value, end of period	$13.39	$12.39	$10.44	$11.87	$12.42	$8.31
Total Return D,E	8.17%	21.04%	(6.96)%	3.38%	56.01%	(10.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39 % H	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39% H	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	.22% H	1.86%	2.47%	2.25%	1.28%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$12,310	$5,688	$3,416	$3,292	$2,363	$1,307
Portfolio turnover rate I	19 % H	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2060 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.43	$10.47	$11.90	$12.44	$8.32	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.02	.22	.26	.30	.15	.20
Net realized and unrealized gain (loss)	1.01	1.98	(1.11)	.19	4.47	(1.10)
Total from investment operations	1.03	2.20	(.85)	.49	4.62	(.90)
Distributions from net investment income	- C	(.20)	(.24)	(.31)	(.15)	(.17)
Distributions from net realized gain	(.01)	(.04)	(.35)	(.73)	(.35)	(.14)
Total distributions	(.01)	(.24)	(.58) D	(1.03) D	(.50)	(.32) D
Net asset value, end of period	$13.45	$12.43	$10.47	$11.90	$12.44	$8.32
Total Return E,F	8.28%	21.18%	(6.88)%	3.49%	56.17%	(10.12)%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.28% I,J	.29%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.28 % I,J	.29%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.28% I,J	.29%	.29%	.34%	.34%	.34%
Net investment income (loss)	.33% J	1.96%	2.57%	2.35%	1.38%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$465,825	$334,726	$191,249	$133,842	$116,569	$44,655
Portfolio turnover rate K	19 % J	14%	14%	22%	22%	27%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2060 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.35	$10.41	$11.85	$12.40	$8.30	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.24	.27	.13	.19
Net realized and unrealized gain (loss)	1.00	1.97	(1.10)	.20	4.46	(1.12)
Total from investment operations	1.01	2.16	(.86)	.47	4.59	(.93)
Distributions from net investment income	-	(.18)	(.23)	(.30)	(.13)	(.17)
Distributions from net realized gain	(.01)	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.01)	(.22)	(.58)	(1.02)	(.49) C	(.31)
Net asset value, end of period	$13.35	$12.35	$10.41	$11.85	$12.40	$8.30
Total Return D,E	8.14%	20.91%	(7.05)%	3.33%	55.83%	(10.37)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.49%	.49%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.49 % H	.49%	.49%	.54%	.54%	.54%
Expenses net of all reductions	.49% H	.49%	.49%	.54%	.54%	.54%
Net investment income (loss)	.12% H	1.76%	2.37%	2.15%	1.18%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$21,560	$19,592	$14,510	$5,359	$2,284	$1,084
Portfolio turnover rate I	19 % H	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2060 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.41	$10.45	$11.89	$12.45	$8.33	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.01	.21	.25	.29	.14	.20
Net realized and unrealized gain (loss)	1.01	1.98	(1.11)	.19	4.47	(1.11)
Total from investment operations	1.02	2.19	(.86)	.48	4.61	(.91)
Distributions from net investment income	-	(.19)	(.23)	(.31)	(.14)	(.16)
Distributions from net realized gain	(.01)	(.04)	(.35)	(.73)	(.35)	(.14)
Total distributions	(.01)	(.23)	(.58)	(1.04)	(.49)	(.30)
Net asset value, end of period	$13.42	$12.41	$10.45	$11.89	$12.45	$8.33
Total Return C,D	8.18%	21.12%	(7.02)%	3.38%	55.93%	(10.17)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39% G	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39 % G	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39% G	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	.22% G	1.86%	2.47%	2.25%	1.28%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,431	$1,148	$832	$545	$139	$89
Portfolio turnover rate H	19 % G	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2060 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$10.46	$11.89	$12.71
Income from Investment Operations
Net investment income (loss) B,C	.02	.22	.27	.48
Net realized and unrealized gain (loss)	1.01	1.98	(1.11)	(.25)
Total from investment operations	1.03	2.20	(.84)	.23
Distributions from net investment income	(.01)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.01)	(.04)	(.35)	(.73)
Total distributions	(.01) D	(.24)	(.59)	(1.05) D
Net asset value, end of period	$13.44	$12.42	$10.46	$11.89
Total Return E,F	8.30%	21.22%	(6.86)%	1.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.29% I
Expenses net of all reductions	.25% I	.25%	.25%	.29% I
Net investment income (loss)	.36% I	2.00%	2.61%	3.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$194,356	$144,882	$85,062	$62,129
Portfolio turnover rate J	19 % I	14%	14%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2065 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.19% 10/31/24 to 12/26/24 (b) (Cost $356,818)	360,000	357,015

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	1,514,806	27,599,760
Fidelity Series Commodity Strategy Fund (c)	5,199	459,620
Fidelity Series Large Cap Growth Index Fund (c)	751,079	17,890,713
Fidelity Series Large Cap Stock Fund (c)	701,061	16,075,318
Fidelity Series Large Cap Value Index Fund (c)	1,940,977	33,268,350
Fidelity Series Small Cap Core Fund (c)	677,908	8,433,170
Fidelity Series Small Cap Opportunities Fund (c)	310,797	4,721,003
Fidelity Series Value Discovery Fund (c)	693,051	11,560,084
TOTAL DOMESTIC EQUITY FUNDS (Cost $99,791,692)		120,008,018

International Equity Funds - 41.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	406,731	6,702,924
Fidelity Series Emerging Markets Fund (c)	634,614	6,111,335
Fidelity Series Emerging Markets Opportunities Fund (c)	1,218,434	24,453,979
Fidelity Series International Growth Fund (c)	832,406	16,032,137
Fidelity Series International Index Fund (c)	459,027	6,109,644
Fidelity Series International Small Cap Fund (c)	177,790	3,335,350
Fidelity Series International Value Fund (c)	1,189,673	16,084,377
Fidelity Series Overseas Fund (c)	1,071,378	16,038,526
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $81,077,007)		94,868,272

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	157,409	1,548,903
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	13,878	110,610
Fidelity Series Emerging Markets Debt Fund (c)	145,625	1,189,754
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	36,856	354,919
Fidelity Series Floating Rate High Income Fund (c)	23,834	213,793
Fidelity Series High Income Fund (c)	136,694	1,193,340
Fidelity Series Investment Grade Securitized Fund (c)	0	0
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,601,588	9,401,322
Fidelity Series Real Estate Income Fund (c)	21,924	221,432
TOTAL BOND FUNDS (Cost $14,136,096)		14,234,073

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	336,383	336,450
Fidelity Series Government Money Market Fund 5.03% (c)(e)	63,762	63,762
Fidelity Series Treasury Bill Index Fund (c)	17,190	171,043
TOTAL SHORT-TERM FUNDS (Cost $571,086)		571,255

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $195,932,699)	230,038,633
NET OTHER ASSETS (LIABILITIES) - 0.0%	(84,491)
NET ASSETS - 100.0%	229,954,142

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13	Dec 2024	762,255	48,811	48,811
ICE MSCI EAFE Index Contracts (United States)	5	Dec 2024	621,950	6,804	6,804

TOTAL EQUITY INDEX CONTRACTS					55,615

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	71	Dec 2024	8,113,969	(11,645)	(11,645)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	40	Dec 2024	4,395,313	921	921
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	Dec 2024	1,366,063	(12,537)	(12,537)

TOTAL TREASURY CONTRACTS					(23,261)

TOTAL PURCHASED					32,354

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	Dec 2024	2,325,700	(37,154)	(37,154)

TOTAL FUTURES CONTRACTS					(4,800)
The notional amount of futures purchased as a percentage of Net Assets is 6.6%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $357,015.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	161,331	1,864,934	1,689,811	5,431	(4)	-	336,450	0.0%
Total	161,331	1,864,934	1,689,811	5,431	(4)	-	336,450

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	77,335	1,458,002	5,184	855	(1)	18,751	1,548,903
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	79,424	27,022	786	1,030	12	4,938	110,610
Fidelity Series Blue Chip Growth Fund	19,641,632	9,727,118	1,887,630	2,275,049	(1,897)	120,537	27,599,760
Fidelity Series Canada Fund	4,552,963	1,785,711	86,806	-	(1,276)	452,332	6,702,924
Fidelity Series Commodity Strategy Fund	1,074,582	684,171	1,231,073	41,832	(145,754)	77,694	459,620
Fidelity Series Corporate Bond Fund	-	49,122	49,424	143	302	-	-
Fidelity Series Emerging Markets Debt Fund	824,339	329,768	8,665	23,577	169	44,143	1,189,754
Fidelity Series Emerging Markets Debt Local Currency Fund	261,278	72,778	2,201	-	34	23,030	354,919
Fidelity Series Emerging Markets Fund	4,279,797	1,413,357	90,582	-	3,471	505,292	6,111,335
Fidelity Series Emerging Markets Opportunities Fund	17,246,365	5,657,864	1,012,606	-	74,016	2,488,340	24,453,979
Fidelity Series Floating Rate High Income Fund	156,375	60,548	1,572	8,564	(6)	(1,552)	213,793
Fidelity Series Government Bond Index Fund	-	86,466	86,602	194	136	-	-
Fidelity Series Government Money Market Fund 5.03%	532	63,970	740	543	-	-	63,762
Fidelity Series High Income Fund	841,473	324,169	8,502	31,747	(7)	36,207	1,193,340
Fidelity Series International Growth Fund	11,469,086	4,201,057	216,488	-	2,823	575,659	16,032,137
Fidelity Series International Index Fund	4,324,517	1,446,858	43,850	-	(128)	382,247	6,109,644
Fidelity Series International Small Cap Fund	2,402,993	753,551	42,399	-	1,759	219,446	3,335,350
Fidelity Series International Value Fund	11,549,856	3,917,419	437,567	-	(2,792)	1,057,461	16,084,377
Fidelity Series Investment Grade Bond Fund	-	81,584	81,975	233	391	-	-
Fidelity Series Investment Grade Securitized Fund	-	48,269	48,462	130	193	-	-
Fidelity Series Large Cap Growth Index Fund	12,437,494	4,853,791	1,142,820	25,760	21,406	1,720,842	17,890,713
Fidelity Series Large Cap Stock Fund	13,195,397	4,664,498	2,596,122	751,249	75,853	735,692	16,075,318
Fidelity Series Large Cap Value Index Fund	23,592,839	8,863,800	1,450,792	-	28,955	2,233,548	33,268,350
Fidelity Series Long-Term Treasury Bond Index Fund	7,808,061	2,474,245	1,282,882	146,447	14,995	386,903	9,401,322
Fidelity Series Overseas Fund	11,495,767	3,740,928	145,563	-	(822)	948,216	16,038,526
Fidelity Series Real Estate Income Fund	156,524	57,974	1,572	5,990	28	8,478	221,432
Fidelity Series Small Cap Core Fund	230,696	8,210,445	367,372	4,052	(6,268)	365,669	8,433,170
Fidelity Series Small Cap Opportunities Fund	5,822,394	1,322,434	2,382,453	338,377	150,515	(191,887)	4,721,003
Fidelity Series Treasury Bill Index Fund	1,925	171,500	2,551	1,403	-	169	171,043
Fidelity Series Value Discovery Fund	8,685,489	3,288,739	1,061,707	-	61,893	585,670	11,560,084
	162,209,133	69,837,158	15,776,948	3,657,175	278,000	12,797,825	229,345,168

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	357,015	-	357,015	-

Domestic Equity Funds	120,008,018	120,008,018	-	-

International Equity Funds	94,868,272	94,868,272	-	-

Bond Funds	14,234,073	14,234,073	-	-

Short-Term Funds	571,255	571,255	-	-
Total Investments in Securities:	230,038,633	229,681,618	357,015	-
Derivative Instruments: Assets
Futures Contracts	56,536	56,536	-	-
Total Assets	56,536	56,536	-	-
Liabilities
Futures Contracts	(61,336)	(61,336)	-	-
Total Liabilities	(61,336)	(61,336)	-	-
Total Derivative Instruments:	(4,800)	(4,800)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	55,615	(37,154)
Total Equity Risk	55,615	(37,154)
Interest Rate Risk
Futures Contracts (a)	921	(24,182)
Total Interest Rate Risk	921	(24,182)
Total Value of Derivatives	56,536	(61,336)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $356,818)	$357,015
Fidelity Central Funds (cost $336,450)	336,450
Other affiliated issuers (cost $195,239,431)	229,345,168

Total Investment in Securities (cost $195,932,699)		$230,038,633
Cash		48,712
Receivable for investments sold		934,858
Receivable for fund shares sold		561,839
Distributions receivable from Fidelity Central Funds		1,547
Total assets		231,585,589
Liabilities
Payable for investments purchased	$1,279,407
Payable for fund shares redeemed	217,462
Accrued management fee	57,102
Distribution and service plan fees payable	2,685
Payable for daily variation margin on futures contracts	74,791
Total liabilities		1,631,447
Net Assets		$229,954,142
Net Assets consist of:
Paid in capital		$194,692,470
Total accumulated earnings (loss)		35,261,672
Net Assets		$229,954,142

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,392,965 ÷ 465,378 shares)(a)		$13.74
Maximum offering price per share (100/94.25 of $13.74)		$14.58
Class M :
Net Asset Value and redemption price per share ($748,915 ÷ 54,682 shares)(a)		$13.70
Maximum offering price per share (100/96.50 of $13.70)		$14.20
Class C :
Net Asset Value and offering price per share ($1,388,655 ÷ 102,676 shares)(a)		$13.52
Fidelity Freedom Blend 2065 Fund :
Net Asset Value, offering price and redemption price per share ($15,261,744 ÷ 1,102,624 shares)		$13.84
Class K :
Net Asset Value, offering price and redemption price per share ($5,968,443 ÷ 430,031 shares)		$13.88
Class K6 :
Net Asset Value, offering price and redemption price per share ($153,163,174 ÷ 11,028,315 shares)		$13.89
Class I :
Net Asset Value, offering price and redemption price per share ($5,501,914 ÷ 397,151 shares)		$13.85
Class Z :
Net Asset Value, offering price and redemption price per share ($660,628 ÷ 47,507 shares)		$13.91
Premier Class :
Net Asset Value, offering price and redemption price per share ($40,867,704 ÷ 2,941,824 shares)		$13.89
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$588,042
Interest		8,657
Income from Fidelity Central Funds		5,431
Total income		602,130
Expenses
Management fee	$302,924
Distribution and service plan fees	14,554
Independent trustees' fees and expenses	229
Total expenses before reductions	317,707
Expense reductions	(216)
Total expenses after reductions		317,491
Net Investment income (loss)		284,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(4)
Other affiliated issuers	278,000
Futures contracts	278,202
Capital gain distributions from underlying funds:
Affiliated issuers	3,069,133
Total net realized gain (loss)		3,625,331
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	193
Affiliated issuers	12,797,825
Futures contracts	(51,002)
Total change in net unrealized appreciation (depreciation)		12,747,016
Net gain (loss)		16,372,347
Net increase (decrease) in net assets resulting from operations		$16,656,986
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$284,639	$2,396,826
Net realized gain (loss)	3,625,331	207,034
Change in net unrealized appreciation (depreciation)	12,747,016	22,697,650
Net increase (decrease) in net assets resulting from operations	16,656,986	25,301,510
Distributions to shareholders	(534,828)	(2,787,322)

Share transactions - net increase (decrease)	51,247,971	63,956,469
Total increase (decrease) in net assets	67,370,129	86,470,657

Net Assets
Beginning of period	162,584,013	76,113,356
End of period	$229,954,142	$162,584,013

Financial Highlights
Fidelity Advisor Freedom® Blend 2065 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.76	$10.77	$12.21	$12.64	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.19	.23	.27	.11	.14
Net realized and unrealized gain (loss)	1.03	2.01	(1.15)	.17	4.51	(1.43)
Total from investment operations	1.02	2.20	(.92)	.44	4.62	(1.29)
Distributions from net investment income	-	(.17)	(.22)	(.27)	(.11)	(.16)
Distributions from net realized gain	(.04)	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.04)	(.21) D	(.52) D	(.87) D	(.40)	(.29) D
Net asset value, end of period	$13.74	$12.76	$10.77	$12.21	$12.64	$8.42
Total Return E,F,G	7.99%	20.63%	(7.34)%	3.10%	55.34%	(13.48)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.75% K	.74%	.79%	.79%	.79% J
Expenses net of fee waivers, if any	.74 % J	.75% K	.74%	.79%	.79%	.79% J
Expenses net of all reductions	.74% J	.75% K	.74%	.79%	.79%	.79% J
Net investment income (loss)	(.09)% J	1.70%	2.20%	2.05%	1.00%	1.78% J
Supplemental Data
Net assets, end of period (000 omitted)	$6,393	$4,683	$2,077	$869	$466	$154
Portfolio turnover rate L	16 % J	36%	26%	33%	38%	29% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2065 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.73	$10.76	$12.19	$12.63	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.16	.20	.23	.08	.12
Net realized and unrealized gain (loss)	1.03	2.00	(1.13)	.17	4.51	(1.42)
Total from investment operations	1.01	2.16	(.93)	.40	4.59	(1.30)
Distributions from net investment income	-	(.15)	(.19)	(.23)	(.09)	(.14)
Distributions from net realized gain	(.04)	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.04)	(.19) D	(.50)	(.84)	(.38)	(.28)
Net asset value, end of period	$13.70	$12.73	$10.76	$12.19	$12.63	$8.42
Total Return E,F,G	7.93%	20.25%	(7.50)%	2.76%	54.90%	(13.60)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	1.00% K	.99%	1.04%	1.04%	1.05% J,K
Expenses net of fee waivers, if any	.99 % J	1.00% K	.99%	1.04%	1.04%	1.05% J,K
Expenses net of all reductions	.99% J	1.00% K	.99%	1.04%	1.04%	1.05% J,K
Net investment income (loss)	(.34)% J	1.45%	1.95%	1.79%	.75%	1.53% J
Supplemental Data
Net assets, end of period (000 omitted)	$749	$653	$422	$338	$358	$165
Portfolio turnover rate L	16 % J	36%	26%	33%	38%	29% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2065 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.61	$10.67	$12.11	$12.58	$8.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	.11	.15	.17	.03	.08
Net realized and unrealized gain (loss)	1.00	1.98	(1.13)	.16	4.49	(1.42)
Total from investment operations	.95	2.09	(.98)	.33	4.52	(1.34)
Distributions from net investment income	-	(.10)	(.16)	(.19)	(.05)	(.12)
Distributions from net realized gain	(.04)	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.04)	(.15)	(.46) D	(.80)	(.34)	(.26)
Net asset value, end of period	$13.52	$12.61	$10.67	$12.11	$12.58	$8.40
Total Return E,F,G	7.52%	19.71%	(7.95)%	2.21%	54.22%	(13.94)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J	1.50%	1.49%	1.54%	1.54%	1.55% J,K
Expenses net of fee waivers, if any	1.49 % J	1.49%	1.49%	1.54%	1.54%	1.55% J,K
Expenses net of all reductions	1.49% J	1.49%	1.49%	1.54%	1.54%	1.55% J,K
Net investment income (loss)	(.84)% J	.95%	1.45%	1.29%	.25%	1.03% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,389	$1,123	$606	$501	$339	$156
Portfolio turnover rate L	16 % J	36%	26%	33%	38%	29% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2065 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.84	$10.83	$12.25	$12.67	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.22	.26	.30	.14	.15
Net realized and unrealized gain (loss)	1.03	2.02	(1.15)	.18	4.52	(1.42)
Total from investment operations	1.04	2.24	(.89)	.48	4.66	(1.27)
Distributions from net investment income	-	(.19)	(.23)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.04)	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.04)	(.23) D	(.53) D	(.90)	(.42)	(.30) D
Net asset value, end of period	$13.84	$12.84	$10.83	$12.25	$12.67	$8.43
Total Return E,F	8.09%	20.87%	(7.05)%	3.34%	55.69%	(13.28)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.50%	.49%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49 % I	.49%	.49%	.54%	.54%	.54% I
Expenses net of all reductions	.49% I	.49%	.49%	.54%	.54%	.54% I
Net investment income (loss)	.16% I	1.95%	2.45%	2.30%	1.25%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$15,262	$11,927	$5,708	$3,662	$1,767	$423
Portfolio turnover rate J	16 % I	36%	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2065 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.87	$10.85	$12.28	$12.69	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.24	.27	.32	.15	.16
Net realized and unrealized gain (loss)	1.03	2.01	(1.15)	.17	4.53	(1.43)
Total from investment operations	1.05	2.25	(.88)	.49	4.68	(1.27)
Distributions from net investment income	(.01)	(.19)	(.24)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.04)	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.04) D	(.23) D	(.55)	(.90)	(.42)	(.30) D
Net asset value, end of period	$13.88	$12.87	$10.85	$12.28	$12.69	$8.43
Total Return E,F	8.21%	20.93%	(6.96)%	3.47%	55.98%	(13.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.40% J	.39%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39 % I	.40% J	.39%	.44%	.44%	.44% I
Expenses net of all reductions	.39% I	.40% J	.39%	.44%	.44%	.44% I
Net investment income (loss)	.26% I	2.04%	2.55%	2.40%	1.35%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,968	$2,432	$1,095	$393	$259	$118
Portfolio turnover rate K	16 % I	36%	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2065 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.87	$10.85	$12.26	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.25	.28	.32	.17	.16
Net realized and unrealized gain (loss)	1.04	2.02	(1.14)	.18	4.52	(1.42)
Total from investment operations	1.06	2.27	(.86)	.50	4.69	(1.26)
Distributions from net investment income	- D	(.20)	(.24)	(.30)	(.15)	(.18)
Distributions from net realized gain	(.04)	(.05)	(.31)	(.62)	(.29)	(.14)
Total distributions	(.04)	(.25)	(.55)	(.92)	(.44)	(.31) E
Net asset value, end of period	$13.89	$12.87	$10.85	$12.26	$12.68	$8.43
Total Return F,G	8.25%	21.10%	(6.83)%	3.50%	56.09%	(13.20)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.28% J,K	.30%	.29%	.34%	.34%	.34% J
Expenses net of fee waivers, if any	.28 % J,K	.29%	.29%	.34%	.34%	.34% J
Expenses net of all reductions	.28% J,K	.29%	.29%	.34%	.34%	.34% J
Net investment income (loss)	.33% J	2.15%	2.65%	2.50%	1.45%	2.23% J
Supplemental Data
Net assets, end of period (000 omitted)	$153,163	$100,971	$47,534	$22,401	$8,863	$1,084
Portfolio turnover rate L	16 % J	36%	26%	33%	38%	29% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2065 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.85	$10.83	$12.26	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.22	.26	.30	.14	.15
Net realized and unrealized gain (loss)	1.03	2.03	(1.16)	.18	4.52	(1.42)
Total from investment operations	1.04	2.25	(.90)	.48	4.66	(1.27)
Distributions from net investment income	-	(.18)	(.23)	(.29)	(.13)	(.16)
Distributions from net realized gain	(.04)	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.04)	(.23)	(.53) D	(.90)	(.41) D	(.30)
Net asset value, end of period	$13.85	$12.85	$10.83	$12.26	$12.68	$8.43
Total Return E,F	8.08%	20.95%	(7.12)%	3.37%	55.77%	(13.34)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.50%	.49%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49 % I	.49%	.49%	.54%	.54%	.54% I
Expenses net of all reductions	.49% I	.49%	.49%	.54%	.54%	.54% I
Net investment income (loss)	.16% I	1.95%	2.45%	2.30%	1.25%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,502	$4,265	$2,374	$1,305	$428	$235
Portfolio turnover rate J	16 % I	36%	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Freedom® Blend 2065 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.89	$10.87	$12.29	$12.70	$8.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.24	.27	.32	.15	.16
Net realized and unrealized gain (loss)	1.04	2.02	(1.15)	.17	4.53	(1.42)
Total from investment operations	1.06	2.26	(.88)	.49	4.68	(1.26)
Distributions from net investment income	- D	(.19)	(.23)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.04)	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.04)	(.24)	(.54)	(.90)	(.42)	(.30) E
Net asset value, end of period	$13.91	$12.89	$10.87	$12.29	$12.70	$8.44
Total Return F,G	8.22%	20.96%	(6.97)%	3.43%	55.86%	(13.20)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39% J	.40%	.39%	.44%	.44%	.44% J
Expenses net of fee waivers, if any	.39 % J	.39%	.39%	.44%	.44%	.44% J
Expenses net of all reductions	.39% J	.39%	.39%	.44%	.44%	.44% J
Net investment income (loss)	.26% J	2.05%	2.55%	2.40%	1.35%	2.13% J
Supplemental Data
Net assets, end of period (000 omitted)	$661	$438	$234	$172	$150	$96
Portfolio turnover rate K	16 % J	36%	26%	33%	38%	29% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2065 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.87	$10.85	$12.26	$12.96
Income from Investment Operations
Net investment income (loss) B,C	.03	.25	.28	.47
Net realized and unrealized gain (loss)	1.03	2.02	(1.14)	(.24)
Total from investment operations	1.06	2.27	(.86)	.23
Distributions from net investment income	(.01)	(.20)	(.24)	(.31)
Distributions from net realized gain	(.04)	(.05)	(.31)	(.62)
Total distributions	(.04) D	(.25)	(.55)	(.93)
Net asset value, end of period	$13.89	$12.87	$10.85	$12.26
Total Return E,F	8.27%	21.10%	(6.81)%	1.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.26%	.25%	.29% I
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.29% I
Expenses net of all reductions	.25% I	.25%	.25%	.29% I
Net investment income (loss)	.40% I	2.19%	2.69%	3.68% I
Supplemental Data
Net assets, end of period (000 omitted)	$40,868	$25,073	$11,138	$5,864
Portfolio turnover rate J	16 % I	36%	26%	33%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Blend 2070 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,890	70,869
Fidelity Series Commodity Strategy Fund (a)	16	1,392
Fidelity Series Large Cap Growth Index Fund (a)	1,929	45,940
Fidelity Series Large Cap Stock Fund (a)	1,803	41,353
Fidelity Series Large Cap Value Index Fund (a)	4,989	85,515
Fidelity Series Small Cap Core Fund (a)	1,742	21,675
Fidelity Series Small Cap Opportunities Fund (a)	799	12,139
Fidelity Series Value Discovery Fund (a)	1,784	29,756
TOTAL DOMESTIC EQUITY FUNDS (Cost $301,443)		308,639

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,075	17,710
Fidelity Series Emerging Markets Fund (a)	1,718	16,541
Fidelity Series Emerging Markets Opportunities Fund (a)	3,318	66,598
Fidelity Series International Growth Fund (a)	2,199	42,359
Fidelity Series International Index Fund (a)	1,213	16,142
Fidelity Series International Small Cap Fund (a)	484	9,084
Fidelity Series International Value Fund (a)	3,143	42,496
Fidelity Series Overseas Fund (a)	2,831	42,375
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $238,104)		253,305

Bond Funds - 7.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	443	4,356
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	426	3,394
Fidelity Series Emerging Markets Debt Fund (a)	104	847
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	25	243
Fidelity Series Floating Rate High Income Fund (a)	68	611
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,656	33,202
Fidelity Series Real Estate Income Fund (a)	60	607
TOTAL BOND FUNDS (Cost $41,069)		43,260

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $580,616)	605,204
NET OTHER ASSETS (LIABILITIES) - 0.0%	(272)
NET ASSETS - 100.0%	604,932

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	500,000	500,000	221	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	4,312	8	2	-	52	4,356
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	3,302	37	29	-	129	3,394
Fidelity Series Blue Chip Growth Fund	-	76,535	1,002	5,717	(42)	(4,622)	70,869
Fidelity Series Canada Fund	-	16,397	41	-	-	1,354	17,710
Fidelity Series Commodity Strategy Fund	-	4,837	3,188	124	(147)	(110)	1,392
Fidelity Series Corporate Bond Fund	-	217	219	1	2	-	-
Fidelity Series Emerging Markets Debt Fund	-	815	2	7	-	34	847
Fidelity Series Emerging Markets Debt Local Currency Fund	-	230	5	-	-	18	243
Fidelity Series Emerging Markets Fund	-	16,000	212	-	-	753	16,541
Fidelity Series Emerging Markets Opportunities Fund	-	63,853	1,548	-	31	4,262	66,598
Fidelity Series Floating Rate High Income Fund	-	612	1	12	-	-	611
Fidelity Series Government Bond Index Fund	-	388	388	1	-	-	-
Fidelity Series International Growth Fund	-	40,992	625	-	4	1,988	42,359
Fidelity Series International Index Fund	-	15,333	231	-	2	1,038	16,142
Fidelity Series International Small Cap Fund	-	8,729	427	-	14	768	9,084
Fidelity Series International Value Fund	-	40,669	800	-	11	2,616	42,496
Fidelity Series Investment Grade Bond Fund	-	372	373	1	1	-	-
Fidelity Series Investment Grade Securitized Fund	-	213	214	-	1	-	-
Fidelity Series Large Cap Growth Index Fund	-	44,788	375	-	2	1,525	45,940
Fidelity Series Large Cap Stock Fund	-	46,741	5,804	1,832	108	308	41,353
Fidelity Series Large Cap Value Index Fund	-	82,520	3,949	-	138	6,806	85,515
Fidelity Series Long-Term Treasury Bond Index Fund	-	33,170	1,893	265	(10)	1,935	33,202
Fidelity Series Overseas Fund	-	40,535	588	-	4	2,424	42,375
Fidelity Series Real Estate Income Fund	-	586	1	8	-	22	607
Fidelity Series Small Cap Core Fund	-	21,063	248	-	(1)	861	21,675
Fidelity Series Small Cap Opportunities Fund	-	12,014	28	852	(1)	154	12,139
Fidelity Series Value Discovery Fund	-	29,955	2,574	-	102	2,273	29,756
	-	605,178	24,781	8,851	219	24,588	605,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	308,639	308,639	-	-

International Equity Funds	253,305	253,305	-	-

Bond Funds	43,260	43,260	-	-
Total Investments in Securities:	605,204	605,204	-	-
Fidelity Freedom® Blend 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $580,616)	$605,204

Total Investment in Securities (cost $580,616)		$605,204
Receivable for investments sold		2,499
Receivable for fund shares sold		162
Total assets		607,865
Liabilities
Payable for investments purchased	$2,662
Accrued management fee	195
Distribution and service plan fees payable	76
Total liabilities		2,933
Net Assets		$604,932
Net Assets consist of:
Paid in capital		$571,832
Total accumulated earnings (loss)		33,100
Net Assets		$604,932

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($55,276 ÷ 5,216 shares)(a)		$10.60
Maximum offering price per share (100/94.25 of $10.60)		$11.25
Class M :
Net Asset Value and redemption price per share ($53,127 ÷ 5,016 shares)(a)		$10.59
Maximum offering price per share (100/96.50 of $10.59)		$10.97
Class C :
Net Asset Value and offering price per share ($52,893 ÷ 5,000 shares)(a)		$10.58
Fidelity Freedom Blend 2070 Fund :
Net Asset Value, offering price and redemption price per share ($125,104 ÷ 11,796 shares)		$10.61
Class K :
Net Asset Value, offering price and redemption price per share ($53,041 ÷ 5,000 shares)		$10.61
Class K6 :
Net Asset Value, offering price and redemption price per share ($53,303 ÷ 5,023 shares)		$10.61
Class I :
Net Asset Value, offering price and redemption price per share ($53,027 ÷ 5,000 shares)		$10.61
Class Z :
Net Asset Value, offering price and redemption price per share ($53,041 ÷ 5,000 shares)		$10.61
Premier Class :
Net Asset Value, offering price and redemption price per share ($106,120 ÷ 10,000 shares)		$10.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,187
Income from Fidelity Central Funds		221
Total income		1,408
Expenses
Management fee	$553
Distribution and service plan fees	226
Total expenses		779
Net Investment income (loss)		629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	219
Capital gain distributions from underlying funds:
Affiliated issuers	7,664
Total net realized gain (loss)		7,883
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	24,588
Total change in net unrealized appreciation (depreciation)		24,588
Net gain (loss)		32,471
Net increase (decrease) in net assets resulting from operations		$33,100
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$629
Net realized gain (loss)	7,883
Change in net unrealized appreciation (depreciation)	24,588
Net increase (decrease) in net assets resulting from operations	33,100

Share transactions - net increase (decrease)	571,832
Total increase (decrease) in net assets	604,932

Net Assets
Beginning of period	-
End of period	$604,932

Financial Highlights
Fidelity Freedom® Blend 2070 Fund Class A

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.59
Total from investment operations	.60
Net asset value, end of period	$10.60
Total Return D,E	6.00%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74% H
Expenses net of fee waivers, if any	.74 % H
Expenses net of all reductions	.74% H
Net investment income (loss)	.30% H
Supplemental Data
Net assets, end of period (000 omitted)	$55
Portfolio turnover rate I	5 % J

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Freedom® Blend 2070 Fund Class M

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.59
Total from investment operations	.59
Net asset value, end of period	$10.59
Total Return E,F	5.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I
Expenses net of fee waivers, if any	.99 % I
Expenses net of all reductions	.99% I
Net investment income (loss)	.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate J	5 % K

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Freedom® Blend 2070 Fund Class C

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.59
Total from investment operations	.58
Net asset value, end of period	$10.58
Total Return D,E	5.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.49% H
Expenses net of fee waivers, if any	1.49 % H
Expenses net of all reductions	1.49% H
Net investment income (loss)	(.45)% H
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate I	5 % J

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Freedom® Blend 2070 Fund

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.60
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return D	6.10%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.49% G
Expenses net of fee waivers, if any	.49 % G
Expenses net of all reductions	.49% G
Net investment income (loss)	.55% G
Supplemental Data
Net assets, end of period (000 omitted)	$125
Portfolio turnover rate H	5 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Freedom® Blend 2070 Fund Class K

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	.59
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return D	6.10%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.39% G
Expenses net of fee waivers, if any	.39 % G
Expenses net of all reductions	.39% G
Net investment income (loss)	.64% G
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate H	5 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Freedom® Blend 2070 Fund Class K6

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	.59
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return D	6.10%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.29% G
Expenses net of fee waivers, if any	.29 % G
Expenses net of all reductions	.29% G
Net investment income (loss)	.74% G
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate H	5 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Freedom® Blend 2070 Fund Class I

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.60
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return D	6.10%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.49% G
Expenses net of fee waivers, if any	.49 % G
Expenses net of all reductions	.49% G
Net investment income (loss)	.54% G
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate H	5 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Freedom® Blend 2070 Fund Class Z

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	.59
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return D	6.10%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.39% G
Expenses net of fee waivers, if any	.39 % G
Expenses net of all reductions	.39% G
Net investment income (loss)	.64% G
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate H	5 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Freedom® Blend 2070 Fund Premier Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	.59
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return D	6.10%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.25% G
Expenses net of fee waivers, if any	.25 % G
Expenses net of all reductions	.25% G
Net investment income (loss)	.79% G
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rate H	5 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2024

1. Organization.
Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund and Fidelity Freedom Blend 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z and Premier Class shares, each of which has equal rights as to assets and voting privileges. Class Z6 was consolidated into Class K6 on May 24, 2024. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Blend Income Fund	130,229,443	7,521,779	(6,051,260)	1,470,519
Fidelity Freedom Blend 2010 Fund	94,447,782	7,375,919	(5,227,201)	2,148,718
Fidelity Freedom Blend 2015 Fund	218,797,498	24,446,589	(12,711,624)	11,734,965
Fidelity Freedom Blend 2020 Fund	758,271,215	106,789,962	(44,077,829)	62,712,133
Fidelity Freedom Blend 2025 Fund	1,621,277,099	250,380,798	(87,001,477)	163,379,321
Fidelity Freedom Blend 2030 Fund	2,317,262,652	369,752,801	(93,549,651)	276,203,150
Fidelity Freedom Blend 2035 Fund	2,482,477,386	458,257,972	(69,736,403)	388,521,569
Fidelity Freedom Blend 2040 Fund	2,275,308,481	491,547,754	(43,715,156)	447,832,598
Fidelity Freedom Blend 2045 Fund	2,022,887,377	453,396,166	(31,885,443)	421,510,723
Fidelity Freedom Blend 2050 Fund	1,816,020,213	401,370,449	(27,536,565)	373,833,884
Fidelity Freedom Blend 2055 Fund	1,227,333,363	257,627,230	(17,175,596)	240,451,634
Fidelity Freedom Blend 2060 Fund	636,802,923	124,546,451	(7,683,167)	116,863,284
Fidelity Freedom Blend 2065 Fund	197,857,367	33,634,110	(1,457,644)	32,176,466
Fidelity Freedom Blend 2070 Fund	580,646	29,663	(5,105)	24,558

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Blend Income Fund	(559,569)	(2,048,668)	(2,608,237)
Fidelity Freedom Blend 2010 Fund	(774,790)	(1,068,650)	(1,843,440)
Fidelity Freedom Blend 2015 Fund	(1,514,571)	(3,401,422)	(4,915,993)
Fidelity Freedom Blend 2020 Fund	(4,699,231)	(7,170,566)	(11,869,797)
Fidelity Freedom Blend 2025 Fund	(8,019,806)	(18,643,975)	(26,663,781)
Fidelity Freedom Blend 2030 Fund	(2,838,722)	(8,592,988)	(11,431,710)
Fidelity Freedom Blend 2035 Fund	(2,218,733)	(5,453,393)	(7,672,126)
Fidelity Freedom Blend 2040 Fund	(2,603,048)	(3,364,357)	(5,967,405)
Fidelity Freedom Blend 2045 Fund	(1,718,858)	(3,350,429)	(5,069,287)
Fidelity Freedom Blend 2050 Fund	(1,599,137)	(1,144,790)	(2,743,927)
Fidelity Freedom Blend 2055 Fund	(759,684)	-	(759,684)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Freedom Blend Income Fund
Equity Risk
Futures Contracts	(79,451)	(7,256)
Total Equity Risk	(79,451)	(7,256)
Interest Rate Risk
Futures Contracts	218,745	(34,565)
Total Interest Rate Risk	218,745	(34,565)
Totals	139,294	(41,821)
Fidelity Freedom Blend 2010 Fund
Equity Risk
Futures Contracts	(46,447)	(2,437)
Total Equity Risk	(46,447)	(2,437)
Interest Rate Risk
Futures Contracts	152,899	(25,954)
Total Interest Rate Risk	152,899	(25,954)
Totals	106,452	(28,391)
Fidelity Freedom Blend 2015 Fund
Equity Risk
Futures Contracts	(115,538)	2,287
Total Equity Risk	(115,538)	2,287
Interest Rate Risk
Futures Contracts	359,682	(72,737)
Total Interest Rate Risk	359,682	(72,737)
Totals	244,144	(70,450)
Fidelity Freedom Blend 2020 Fund
Equity Risk
Futures Contracts	(464,439)	(2,669)
Total Equity Risk	(464,439)	(2,669)
Interest Rate Risk
Futures Contracts	1,321,669	(254,857)
Total Interest Rate Risk	1,321,669	(254,857)
Totals	857,230	(257,526)
Fidelity Freedom Blend 2025 Fund
Equity Risk
Futures Contracts	(992,302)	8,392
Total Equity Risk	(992,302)	8,392
Interest Rate Risk
Futures Contracts	2,888,601	(534,365)
Total Interest Rate Risk	2,888,601	(534,365)
Totals	1,896,299	(525,973)
Fidelity Freedom Blend 2030 Fund
Equity Risk
Futures Contracts	(1,365,369)	18,350
Total Equity Risk	(1,365,369)	18,350
Interest Rate Risk
Futures Contracts	4,154,171	(738,548)
Total Interest Rate Risk	4,154,171	(738,548)
Totals	2,788,802	(720,198)
Fidelity Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	(1,590,755)	26,109
Total Equity Risk	(1,590,755)	26,109
Interest Rate Risk
Futures Contracts	4,521,132	(807,547)
Total Interest Rate Risk	4,521,132	(807,547)
Totals	2,930,377	(781,438)
Fidelity Freedom Blend 2040 Fund
Equity Risk
Futures Contracts	(1,488,539)	44,623
Total Equity Risk	(1,488,539)	44,623
Interest Rate Risk
Futures Contracts	4,300,955	(758,190)
Total Interest Rate Risk	4,300,955	(758,190)
Totals	2,812,416	(713,567)
Fidelity Freedom Blend 2045 Fund
Equity Risk
Futures Contracts	(1,016,065)	284,832
Total Equity Risk	(1,016,065)	284,832
Interest Rate Risk
Futures Contracts	4,044,690	(910,732)
Total Interest Rate Risk	4,044,690	(910,732)
Totals	3,028,625	(625,900)
Fidelity Freedom Blend 2050 Fund
Equity Risk
Futures Contracts	(933,268)	240,936
Total Equity Risk	(933,268)	240,936
Interest Rate Risk
Futures Contracts	3,625,577	(809,325)
Total Interest Rate Risk	3,625,577	(809,325)
Totals	2,692,309	(568,389)
Fidelity Freedom Blend 2055 Fund
Equity Risk
Futures Contracts	(621,172)	157,597
Total Equity Risk	(621,172)	157,597
Interest Rate Risk
Futures Contracts	2,427,771	(533,839)
Total Interest Rate Risk	2,427,771	(533,839)
Totals	1,806,599	(376,242)
Fidelity Freedom Blend 2060 Fund
Equity Risk
Futures Contracts	(298,465)	78,307
Total Equity Risk	(298,465)	78,307
Interest Rate Risk
Futures Contracts	1,251,503	(265,182)
Total Interest Rate Risk	1,251,503	(265,182)
Totals	953,038	(186,875)
Fidelity Freedom Blend 2065 Fund
Equity Risk
Futures Contracts	(92,719)	24,034
Total Equity Risk	(92,719)	24,034
Interest Rate Risk
Futures Contracts	370,921	(75,036)
Total Interest Rate Risk	370,921	(75,036)
Totals	278,202	(51,002)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, securities acquired in the reorganization, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	33,914,497	23,445,866
Fidelity Freedom Blend 2010 Fund	20,362,107	12,918,373
Fidelity Freedom Blend 2015 Fund	39,631,175	34,602,413
Fidelity Freedom Blend 2020 Fund	128,108,952	110,952,726
Fidelity Freedom Blend 2025 Fund	287,355,353	201,047,355
Fidelity Freedom Blend 2030 Fund	461,932,900	232,258,121
Fidelity Freedom Blend 2035 Fund	501,048,436	247,327,930
Fidelity Freedom Blend 2040 Fund	479,145,483	246,618,083
Fidelity Freedom Blend 2045 Fund	440,949,247	218,615,439
Fidelity Freedom Blend 2050 Fund	407,018,631	197,833,096
Fidelity Freedom Blend 2055 Fund	295,589,544	128,707,246
Fidelity Freedom Blend 2060 Fund	172,044,876	64,327,818
Fidelity Freedom Blend 2065 Fund	69,837,158	15,776,948
Fidelity Freedom Blend 2070 Fund	605,178	24,781

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6, Premier Class)
Fidelity Freedom Blend Income Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.42%	.32%
Fidelity Freedom Blend 2020 Fund	.43%	.33%
Fidelity Freedom Blend 2025 Fund	.45%	.35%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.47%	.37%
Fidelity Freedom Blend 2040 Fund	.48%	.38%
Fidelity Freedom Blend 2045 Fund	.49%	.39%
Fidelity Freedom Blend 2050 Fund	.49%	.39%
Fidelity Freedom Blend 2055 Fund	.49%	.39%
Fidelity Freedom Blend 2060 Fund	.49%	.39%
Fidelity Freedom Blend 2065 Fund	.49%	.39%
Fidelity Freedom Blend 2070 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6, Class Z6 and Premier Class of each Fund as necessary so that Class K6, Class Z6 and Premier Class total expenses do not exceed certain amounts of Class K6, Class Z6 and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6, Z6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Income Fund	.21%	.19%
Fidelity Freedom Blend 2010 Fund	.21%	.19%
Fidelity Freedom Blend 2015 Fund	.22%	.20%
Fidelity Freedom Blend 2020 Fund	.23%	.21%
Fidelity Freedom Blend 2025 Fund	.25%	.22%
Fidelity Freedom Blend 2030 Fund	.26%	.23%
Fidelity Freedom Blend 2035 Fund	.27%	.23%
Fidelity Freedom Blend 2040 Fund	.28%	.24%
Fidelity Freedom Blend 2045 Fund	.29%	.25%
Fidelity Freedom Blend 2050 Fund	.29%	.25%
Fidelity Freedom Blend 2055 Fund	.29%	.25%
Fidelity Freedom Blend 2060 Fund	.29%	.25%
Fidelity Freedom Blend 2065 Fund	.29%	.25%
Fidelity Freedom Blend 2070 Fund	.29%	.25%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Freedom Blend Income Fund
Class A	- %	.25%	3,940	144
Class M	.25%	.25%	388	169
Class C	.75%	.25%	1,744	102
			6,072	415
Fidelity Freedom Blend 2010 Fund
Class A	- %	.25%	776	20
Class M	.25%	.25%	772	173
Class C	.75%	.25%	967	462
			2,515	655
Fidelity Freedom Blend 2015 Fund
Class A	- %	.25%	2,697	94
Class M	.25%	.25%	1,668	85
Class C	.75%	.25%	3,705	559
			8,070	738
Fidelity Freedom Blend 2020 Fund
Class A	- %	.25%	8,202	182
Class M	.25%	.25%	3,053	-
Class C	.75%	.25%	6,752	1,040
			18,007	1,222
Fidelity Freedom Blend 2025 Fund
Class A	- %	.25%	21,324	741
Class M	.25%	.25%	5,828	123
Class C	.75%	.25%	10,249	1,674
			37,401	2,538
Fidelity Freedom Blend 2030 Fund
Class A	- %	.25%	29,724	1,572
Class M	.25%	.25%	7,345	29
Class C	.75%	.25%	18,115	3,749
			55,184	5,350
Fidelity Freedom Blend 2035 Fund
Class A	- %	.25%	33,188	758
Class M	.25%	.25%	7,812	9
Class C	.75%	.25%	16,169	3,138
			57,169	3,905
Fidelity Freedom Blend 2040 Fund
Class A	- %	.25%	25,253	667
Class M	.25%	.25%	6,558	-
Class C	.75%	.25%	15,493	3,029
			47,304	3,696
Fidelity Freedom Blend 2045 Fund
Class A	- %	.25%	21,847	1,239
Class M	.25%	.25%	8,478	-
Class C	.75%	.25%	17,213	2,690
			47,538	3,929
Fidelity Freedom Blend 2050 Fund
Class A	- %	.25%	18,432	1,891
Class M	.25%	.25%	4,690	16
Class C	.75%	.25%	16,416	3,843
			39,538	5,750
Fidelity Freedom Blend 2055 Fund
Class A	- %	.25%	17,696	1,579
Class M	.25%	.25%	4,940	18
Class C	.75%	.25%	10,632	4,256
			33,268	5,853
Fidelity Freedom Blend 2060 Fund
Class A	- %	.25%	10,569	1,642
Class M	.25%	.25%	3,538	29
Class C	.75%	.25%	7,608	1,925
			21,715	3,596
Fidelity Freedom Blend 2065 Fund
Class A	- %	.25%	6,600	395
Class M	.25%	.25%	1,674	120
Class C	.75%	.25%	6,280	2,839
			14,554	3,354
Fidelity Freedom Blend 2070 Fund
Class A	- %	.25%	33	-
Class M	.25%	.25%	64	-
Class C	.75%	.25%	129	-
			226	-

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Freedom Blend Income Fund
Class A	176
Class M	40
Class CA	36
252
Fidelity Freedom Blend 2010 Fund
Class A	284
Class CA	18
302
Fidelity Freedom Blend 2015 Fund
Class A	93
Class M	158
Class CA	14
265
Fidelity Freedom Blend 2020 Fund
Class A	372
Class M	133
Class CA	258
763
Fidelity Freedom Blend 2025 Fund
Class A	1,004
Class M	124
Class CA	17
1,145
Fidelity Freedom Blend 2030 Fund
Class A	4,444
Class M	856
Class CA	264
5,564
Fidelity Freedom Blend 2035 Fund
Class A	3,649
Class M	686
Class CA	57
4,392
Fidelity Freedom Blend 2040 Fund
Class A	4,691
Class M	1,124
Class CA	199
6,014
Fidelity Freedom Blend 2045 Fund
Class A	4,620
Class M	712
Class CA	119
5,451
Fidelity Freedom Blend 2050 Fund
Class A	4,584
Class M	603
Class CA	187
5,374
Fidelity Freedom Blend 2055 Fund
Class A	5,398
Class M	766
Class CA	324
6,488
Fidelity Freedom Blend 2060 Fund
Class A	4,602
Class M	664
Class CA	67
5,333
Fidelity Freedom Blend 2065 Fund
Class A	4,681
Class M	449
Class CA	13
5,143

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Blend Income Fund	351
Fidelity Freedom Blend 2010 Fund	381
Fidelity Freedom Blend 2015 Fund	212
Fidelity Freedom Blend 2020 Fund	57
Fidelity Freedom Blend 2025 Fund	65
Fidelity Freedom Blend 2030 Fund	23
Fidelity Freedom Blend 2035 Fund	16
Fidelity Freedom Blend 2040 Fund	69
Fidelity Freedom Blend 2045 Fund	28
Fidelity Freedom Blend 2050 Fund	52
Fidelity Freedom Blend 2055 Fund	34
Fidelity Freedom Blend 2060 Fund	108
Fidelity Freedom Blend 2065 Fund	216
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2024A	Year ended March 31, 2024
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$31,013	$79,902
Class M	1,366	2,996
Class C	2,122	6,512
Fidelity Freedom Blend Income Fund	50,502	112,733
Class K	42,752	85,854
Class K6	847,671	1,197,256
Class I	14,451	56,427
Class Z	17,089	39,108
Class Z6	48,655	625,039
Premier Class	354,848	707,693
Total	$1,410,469	$2,913,520
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$1,454	$13,690
Class M	492	6,351
Class C	92	3,713
Fidelity Freedom Blend 2010 Fund	14,540	136,931
Class K	11,186	75,407
Class K6	116,948	858,517
Class I	2,151	18,462
Class Z	292	3,120
Class Z6	26,863	192,290
Premier Class	107,732	823,261
Total	$281,750	$2,131,742
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$4,370	$ 25,183
Class M	719	12,927
Class C	-	15,612
Fidelity Freedom Blend 2015 Fund	29,467	328,798
Class K	13,580	143,848
Class K6	249,210	2,345,936
Class I	11,033	117,595
Class Z	586	5,421
Class Z6	33,525	900,277
Premier Class	257,436	2,362,715
Total	$599,926	$6,258,312
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$5,576	$148,037
Class M	450	22,019
Class C	-	19,319
Fidelity Freedom Blend 2020 Fund	72,141	1,239,778
Class K	57,090	376,958
Class K6	736,260	8,533,284
Class I	7,976	146,915
Class Z	3,524	46,110
Class Z6	74,442	1,842,721
Premier Class	640,571	7,547,341
Total	$1,598,030	$19,922,482
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$15,684	$297,652
Class M	-	41,720
Class C	-	36,867
Fidelity Freedom Blend 2025 Fund	115,873	2,231,659
Class K	70,832	562,917
Class K6	1,365,376	16,553,056
Class I	22,896	389,338
Class Z	5,645	78,713
Class Z6	166,726	3,899,578
Premier Class	1,249,872	14,177,144
Total	$3,012,904	$38,268,644
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$16,088	$424,619
Class M	-	53,424
Class C	-	44,964
Fidelity Freedom Blend 2030 Fund	164,523	2,679,794
Class K	155,732	914,689
Class K6	1,728,290	19,934,548
Class I	46,665	792,573
Class Z	18,060	245,686
Class Z6	268,374	4,759,866
Premier Class	1,750,619	19,034,257
Total	$4,148,351	$48,884,420
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$12,686	$386,475
Class M	-	52,968
Class C	-	38,476
Fidelity Freedom Blend 2035 Fund	196,135	3,474,637
Class K	84,115	525,127
Class K6	1,569,561	19,080,663
Class I	36,128	665,604
Class Z	4,492	64,714
Class Z6	255,371	5,034,490
Premier Class	1,679,677	19,760,728
Total	$3,838,165	$49,083,882
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$ -	$282,366
Class M	-	27,910
Class C	-	34,304
Fidelity Freedom Blend 2040 Fund	37,058	3,641,211
Class K	37,601	442,393
Class K6	620,699	15,423,569
Class I	-	578,188
Class Z	2,461	129,648
Class Z6	97,779	3,684,797
Premier Class	709,515	16,263,925
Total	$1,505,113	$40,508,311
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$ -	$224,347
Class M	-	42,643
Class C	-	37,868
Fidelity Freedom Blend 2045 Fund	-	2,327,648
Class K	8,260	373,542
Class K6	207,486	14,220,432
Class I	-	640,754
Class Z	-	93,744
Class Z6	24,980	3,278,887
Premier Class	296,824	15,487,081
Total	$537,550	$36,726,946
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$ -	$196,933
Class M	-	23,665
Class C	-	33,618
Fidelity Freedom Blend 2050 Fund	-	2,194,556
Class K	10,453	269,914
Class K6	132,492	13,041,494
Class I	-	782,769
Class Z	-	66,623
Class Z6	20,948	2,574,075
Premier Class	241,608	12,378,808
Total	$405,501	$31,562,455
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$ -	$183,379
Class M	-	26,973
Class C	-	23,048
Fidelity Freedom Blend 2055 Fund	-	1,479,054
Class K	5,799	166,660
Class K6	97,371	10,011,636
Class I	-	665,129
Class Z	-	48,602
Class Z6	14,799	1,762,496
Premier Class	133,616	6,870,613
Total	$251,585	$21,237,590
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$3,273	$117,186
Class M	551	18,161
Class C	616	16,427
Fidelity Freedom Blend 2060 Fund	16,032	616,591
Class K	9,515	79,041
Class K6	221,263	5,606,874
Class I	8,021	341,648
Class Z	484	19,565
Class Z6	30,500	859,244
Premier Class	127,728	2,500,522
Total	$417,983	$10,175,259
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders
Class A	$13,915	$58,331
Class M	1,798	9,007
Class C	3,430	10,153
Fidelity Freedom Blend 2065 Fund	35,789	188,049
Class K	16,813	19,124
Class K6	321,672	1,844,539
Class I	12,612	70,727
Class Z	1,371	7,408
Class Z6	35,546	186,176
Premier Class	91,882	393,808
Total	$534,828	$2,787,322

A Distributions for Class Z6 of each Fund are for the period April 1, 2024 through May 24, 2024.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2024A	Year ended March 31, 2024	Six months ended September 30, 2024A	Year ended March 31, 2024
Fidelity Freedom Blend Income Fund
Class A
Shares sold	9,845	28,575	$97,131	$270,837
Issued in exchange for the shares of the Acquired Fund(s)	58,580	-	572,909	-
Reinvestment of distributions	3,152	8,381	30,902	79,902
Shares redeemed	(55,030)	(47,912)	(545,607)	(455,477)
Net increase (decrease)	16,547	(10,956)	$155,335	$(104,738)
Class M
Shares sold	739	2,035	$7,322	$19,306
Issued in exchange for the shares of the Acquired Fund(s)	2,382	-	23,274	-
Reinvestment of distributions	139	314	1,366	2,996
Shares redeemed	(17)	(645)	(180)	(5,988)
Net increase (decrease)	3,243	1,704	$31,782	$16,314
Class C
Shares sold	1,190	983	$11,652	$9,194
Issued in exchange for the shares of the Acquired Fund(s)	5,586	-	53,959	-
Reinvestment of distributions	218	690	2,122	6,512
Shares redeemed	(5,235)	(5,853)	(51,374)	(54,628)
Net increase (decrease)	1,759	(4,180)	$16,359	$(38,922)
Fidelity Freedom Blend Income Fund
Shares sold	193,758	109,397	$1,893,413	$1,036,963
Issued in exchange for the shares of the Acquired Fund(s)	96,617	-	945,880	-
Reinvestment of distributions	4,957	11,154	48,718	106,383
Shares redeemed	(167,922)	(226,740)	(1,639,063)	(2,140,528)
Net increase (decrease)	127,410	(106,189)	$1,248,948	$(997,182)
Class K
Shares sold	130,887	76,616	$1,270,885	$726,829
Issued in exchange for the shares of the Acquired Fund(s)	21,178	-	207,335	-
Reinvestment of distributions	4,362	9,013	42,752	85,854
Shares redeemed	(94,794)	(89,122)	(931,368)	(842,844)
Net increase (decrease)	61,633	(3,493)	$589,604	$(30,161)
Class K6
Shares sold	3,844,568	2,557,268	$37,666,560	$24,307,591
Issued in exchange for the shares of the Acquired Fund(s)	1,051,838	-	10,297,550	-
Reinvestment of distributions	86,144	125,496	847,670	1,197,256
Shares redeemed	(1,469,356)	(1,957,691)	(14,569,954)	(18,614,334)
Net increase (decrease)	3,513,194	725,073	$34,241,826	$6,890,513
Class I
Shares sold	8,537	19,758	$83,884	$186,952
Issued in exchange for the shares of the Acquired Fund(s)	23,858	-	233,567	-
Reinvestment of distributions	1,471	5,923	14,451	56,427
Shares redeemed	(36,990)	(131,548)	(359,699)	(1,250,935)
Net increase (decrease)	(3,124)	(105,867)	$(27,797)	$(1,007,556)
Class Z
Shares sold	742	46,971	$7,290	$441,120
Reinvestment of distributions	1,739	4,071	17,051	38,842
Shares redeemed	(146)	(10,005)	(1,421)	(94,860)
Net increase (decrease)	2,335	41,037	$22,920	$385,102
Class Z6
Shares sold	156,471	308,737	$1,513,598	$2,927,576
Reinvestment of distributions	5,039	65,592	48,655	625,039
Shares redeemed	(1,399,925)	(1,210,353)	(13,602,287)	(11,639,153)
Net increase (decrease)	(1,238,415)	(836,024)	$(12,040,034)	$(8,086,538)
Premier Class
Shares sold	272,452	406,360	$2,659,864	$3,842,906
Issued in exchange for the shares of the Acquired Fund(s)	954,930	-	9,348,777	-
Reinvestment of distributions	36,144	74,285	354,848	707,693
Shares redeemed	(494,876)	(358,867)	(4,881,705)	(3,377,688)
Net increase (decrease)	768,650	121,778	$7,481,784	$1,172,911
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	8,113	4,096	$80,783	$38,773
Reinvestment of distributions	148	1,409	1,453	13,690
Shares redeemed	(17,345)	(7,787)	(178,348)	(73,987)
Net increase (decrease)	(9,084)	(2,282)	$(96,112)	$(21,524)
Class M
Shares sold	-	4,688	$ -	$44,619
Reinvestment of distributions	50	653	492	6,351
Shares redeemed	(102)	(3,805)	(985)	(35,510)
Net increase (decrease)	(52)	1,536	$(493)	$15,460
Class C
Shares sold	717	1,356	$7,040	$12,780
Reinvestment of distributions	9	386	92	3,713
Shares redeemed	(6,952)	(3,036)	(68,469)	(28,184)
Net increase (decrease)	(6,226)	(1,294)	$(61,337)	$(11,691)
Fidelity Freedom Blend 2010 Fund
Shares sold	103,539	184,912	$1,040,821	$1,759,376
Reinvestment of distributions	1,404	13,395	13,803	130,155
Shares redeemed	(127,468)	(250,328)	(1,274,862)	(2,396,875)
Net increase (decrease)	(22,525)	(52,021)	$(220,238)	$(507,344)
Class K
Shares sold	41,573	85,659	$413,989	$830,192
Reinvestment of distributions	1,133	7,729	11,186	75,407
Shares redeemed	(30,601)	(49,371)	(301,532)	(476,923)
Net increase (decrease)	12,105	44,017	$123,643	$428,676
Class K6
Shares sold	1,957,851	1,089,217	$19,700,000	$10,561,141
Reinvestment of distributions	11,825	87,941	116,948	858,517
Shares redeemed	(475,088)	(871,588)	(4,732,075)	(8,379,121)
Net increase (decrease)	1,494,588	305,570	$15,084,873	$3,040,537
Class I
Shares sold	2,292	5,890	$22,901	$56,476
Reinvestment of distributions	218	1,896	2,151	18,463
Shares redeemed	(482)	(8,579)	(4,822)	(82,295)
Net increase (decrease)	2,028	(793)	$20,230	$(7,356)
Class Z
Reinvestment of distributions	29	322	292	3,110
Shares redeemed	-	(67,645)	-	(646,000)
Net increase (decrease)	29	(67,323)	$292	$(642,890)
Class Z6
Shares sold	11,100	587,287	$109,500	$5,698,799
Reinvestment of distributions	2,722	19,708	26,863	192,290
Shares redeemed	(913,629)	(320,621)	(9,059,406)	(3,090,821)
Net increase (decrease)	(899,807)	286,374	$(8,923,043)	$2,800,268
Premier Class
Shares sold	399,946	230,385	$3,984,921	$2,207,620
Reinvestment of distributions	10,915	84,512	107,732	823,261
Shares redeemed	(367,663)	(556,402)	(3,719,638)	(5,329,720)
Net increase (decrease)	43,198	(241,505)	$373,015	$(2,298,839)
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	62,857	93,712	$649,650	$915,108
Reinvestment of distributions	438	2,578	4,370	25,183
Shares redeemed	(1,047)	(7,687)	(10,626)	(74,020)
Net increase (decrease)	62,248	88,603	$643,394	$866,271
Class M
Shares sold	1,142	1,141	$11,675	$10,919
Reinvestment of distributions	72	1,323	719	12,928
Shares redeemed	(812)	(22,443)	(8,205)	(205,224)
Net increase (decrease)	402	(19,979)	$4,189	$(181,377)
Class C
Shares sold	271	27,693	$2,709	$266,081
Reinvestment of distributions	-	1,616	-	15,612
Shares redeemed	(14,288)	(3,996)	(141,650)	(37,515)
Net increase (decrease)	(14,017)	25,313	$(138,941)	$244,178
Fidelity Freedom Blend 2015 Fund
Shares sold	101,224	259,663	$1,024,440	$2,472,049
Reinvestment of distributions	2,528	28,768	25,256	281,166
Shares redeemed	(161,634)	(457,372)	(1,628,653)	(4,382,093)
Net increase (decrease)	(57,882)	(168,941)	$(578,957)	$(1,628,878)
Class K
Shares sold	179,380	161,130	$1,812,249	$1,574,263
Reinvestment of distributions	1,357	14,673	13,580	143,848
Shares redeemed	(178,147)	(123,263)	(1,752,383)	(1,200,092)
Net increase (decrease)	2,590	52,540	$73,446	$518,019
Class K6
Shares sold	3,544,730	3,029,230	$35,963,374	$29,400,666
Reinvestment of distributions	24,797	238,588	249,210	2,345,936
Shares redeemed	(1,874,729)	(2,863,348)	(19,039,516)	(27,671,658)
Net increase (decrease)	1,694,798	404,470	$17,173,068	$4,074,944
Class I
Shares sold	3,629	15,783	$36,674	$150,775
Reinvestment of distributions	1,104	12,024	11,033	117,595
Shares redeemed	(1,712)	(85,977)	(17,598)	(822,068)
Net increase (decrease)	3,021	(58,170)	$30,109	$(553,698)
Class Z
Shares sold	801	9,130	$8,186	$89,104
Reinvestment of distributions	58	552	586	5,421
Shares redeemed	(266)	(272)	(2,670)	(2,646)
Net increase (decrease)	593	9,410	$6,102	$91,879
Class Z6
Shares sold	59,711	534,768	$595,047	$5,146,764
Reinvestment of distributions	3,346	91,943	33,525	900,276
Shares redeemed	(1,447,519)	(2,551,520)	(14,570,393)	(24,913,700)
Net increase (decrease)	(1,384,462)	(1,924,809)	$(13,941,821)	$(18,866,660)
Premier Class
Shares sold	615,899	832,315	$6,228,952	$8,059,835
Reinvestment of distributions	25,692	241,111	257,436	2,362,715
Shares redeemed	(755,568)	(1,796,034)	(7,682,752)	(17,415,479)
Net increase (decrease)	(113,977)	(722,608)	$(1,196,364)	$(6,992,929)
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	109,580	180,123	$1,139,125	$1,736,139
Reinvestment of distributions	542	14,784	5,576	148,038
Shares redeemed	(152,493)	(167,886)	(1,581,997)	(1,612,960)
Net increase (decrease)	(42,371)	27,021	$(437,296)	$271,217
Class M
Shares sold	9,556	8,440	$99,964	$82,315
Reinvestment of distributions	44	2,198	450	22,019
Shares redeemed	(2,637)	(29,730)	(27,932)	(285,139)
Net increase (decrease)	6,963	(19,092)	$72,482	$(180,805)
Class C
Shares sold	4,362	19,630	$44,883	$195,817
Reinvestment of distributions	-	1,944	-	19,319
Shares redeemed	(10,270)	(24,016)	(106,337)	(231,133)
Net increase (decrease)	(5,908)	(2,442)	$(61,454)	$(15,997)
Fidelity Freedom Blend 2020 Fund
Shares sold	759,571	2,039,429	$8,032,641	$20,076,133
Reinvestment of distributions	5,484	96,257	56,592	965,005
Shares redeemed	(880,702)	(2,751,552)	(9,233,385)	(27,025,521)
Net increase (decrease)	(115,647)	(615,866)	$(1,144,152)	$(5,984,383)
Class K
Shares sold	768,185	1,107,135	$8,003,785	$11,122,035
Reinvestment of distributions	5,516	37,525	57,090	376,958
Shares redeemed	(314,120)	(788,280)	(3,299,252)	(7,860,168)
Net increase (decrease)	459,581	356,380	$4,761,623	$3,638,825
Class K6
Shares sold	10,125,093	10,931,738	$106,457,989	$108,312,004
Reinvestment of distributions	70,862	845,900	736,260	8,533,284
Shares redeemed	(4,826,612)	(10,448,164)	(51,040,795)	(103,793,719)
Net increase (decrease)	5,369,343	1,329,474	$56,153,454	$13,051,569
Class I
Shares sold	8,768	53,101	$92,174	$519,320
Reinvestment of distributions	771	14,658	7,976	146,915
Shares redeemed	(73,994)	(449,739)	(768,779)	(4,399,444)
Net increase (decrease)	(64,455)	(381,980)	$(668,629)	$(3,733,209)
Class Z
Shares sold	7,252	107,767	$76,410	$1,051,798
Reinvestment of distributions	340	4,548	3,524	45,806
Shares redeemed	(45,962)	(7,018)	(491,772)	(68,650)
Net increase (decrease)	(38,370)	105,297	$(411,838)	$1,028,954
Class Z6
Shares sold	608,090	1,381,268	$6,291,333	$13,500,355
Reinvestment of distributions	7,186	183,211	74,442	1,842,720
Shares redeemed	(4,869,430)	(4,482,948)	(50,596,001)	(44,661,597)
Net increase (decrease)	(4,254,154)	(2,918,469)	$(44,230,226)	$(29,318,522)
Premier Class
Shares sold	2,429,956	3,135,450	$25,248,334	$30,823,123
Reinvestment of distributions	61,772	749,966	640,571	7,547,341
Shares redeemed	(3,194,031)	(7,152,200)	(33,790,838)	(70,407,666)
Net increase (decrease)	(702,303)	(3,266,784)	$(7,901,933)	$(32,037,202)
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	499,526	658,507	$5,345,206	$6,600,371
Reinvestment of distributions	1,477	28,924	15,684	297,652
Shares redeemed	(335,201)	(295,286)	(3,633,852)	(2,952,720)
Net increase (decrease)	165,802	392,145	$1,727,038	$3,945,303
Class M
Shares sold	4,278	14,631	$46,486	$146,731
Reinvestment of distributions	-	4,023	-	41,719
Shares redeemed	(6,856)	(24,701)	(74,662)	(248,570)
Net increase (decrease)	(2,578)	(6,047)	$(28,176)	$(60,120)
Class C
Shares sold	9,550	84,559	$101,805	$824,216
Reinvestment of distributions	-	3,618	-	36,867
Shares redeemed	(22,535)	(95,600)	(237,799)	(958,703)
Net increase (decrease)	(12,985)	(7,423)	$(135,994)	$(97,620)
Fidelity Freedom Blend 2025 Fund
Shares sold	1,759,512	4,011,619	$19,319,307	$40,374,408
Reinvestment of distributions	8,563	168,500	91,279	1,735,215
Shares redeemed	(1,894,401)	(3,989,977)	(20,527,453)	(40,178,709)
Net increase (decrease)	(126,326)	190,142	$(1,116,867)	$1,930,914
Class K
Shares sold	1,012,827	1,344,030	$10,893,657	$13,818,762
Reinvestment of distributions	6,626	54,512	70,832	562,918
Shares redeemed	(577,377)	(1,180,102)	(6,284,188)	(11,853,811)
Net increase (decrease)	442,076	218,440	$4,680,301	$2,527,869
Class K6
Shares sold	23,353,208	22,054,641	$254,813,760	$223,143,885
Reinvestment of distributions	127,248	1,598,155	1,365,376	16,553,056
Shares redeemed	(11,516,867)	(18,475,478)	(126,675,118)	(187,773,082)
Net increase (decrease)	11,963,589	5,177,318	$129,504,018	$51,923,859
Class I
Shares sold	65,983	392,709	$717,463	$3,884,954
Reinvestment of distributions	2,144	37,742	22,896	389,338
Shares redeemed	(273,522)	(1,151,102)	(2,979,441)	(11,457,996)
Net increase (decrease)	(205,395)	(720,651)	$(2,239,082)	$(7,183,704)
Class Z
Shares sold	35,979	225,777	$395,103	$2,261,481
Reinvestment of distributions	503	7,417	5,385	76,774
Shares redeemed	(31,245)	(109,967)	(335,095)	(1,070,091)
Net increase (decrease)	5,237	123,227	$65,393	$1,268,164
Class Z6
Shares sold	811,314	2,907,631	$8,626,013	$29,335,314
Reinvestment of distributions	15,582	377,637	166,726	3,899,578
Shares redeemed	(10,052,184)	(9,659,922)	(108,321,591)	(98,971,479)
Net increase (decrease)	(9,225,288)	(6,374,654)	$(99,528,852)	$(65,736,587)
Premier Class
Shares sold	8,186,443	8,229,607	$87,965,972	$82,949,433
Reinvestment of distributions	116,810	1,371,543	1,249,872	14,177,144
Shares redeemed	(5,469,771)	(9,688,317)	(59,735,999)	(97,631,473)
Net increase (decrease)	2,833,482	(87,167)	$29,479,845	$(504,896)
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	493,095	933,465	$5,471,536	$9,407,570
Reinvestment of distributions	1,479	40,635	16,088	424,619
Shares redeemed	(250,000)	(223,119)	(2,778,524)	(2,239,066)
Net increase (decrease)	244,574	750,981	$2,709,100	$7,593,123
Class M
Shares sold	32,414	38,415	$366,704	$385,406
Reinvestment of distributions	-	5,104	-	53,424
Shares redeemed	(22,808)	(31,476)	(246,241)	(332,523)
Net increase (decrease)	9,606	12,043	$120,463	$106,307
Class C
Shares sold	28,461	74,096	$308,834	$738,376
Reinvestment of distributions	-	4,328	-	44,964
Shares redeemed	(14,405)	(48,041)	(159,598)	(476,684)
Net increase (decrease)	14,056	30,383	$149,236	$306,656
Fidelity Freedom Blend 2030 Fund
Shares sold	2,171,183	5,047,734	$24,425,936	$51,541,536
Reinvestment of distributions	12,987	218,887	142,074	2,294,732
Shares redeemed	(1,823,332)	(3,519,279)	(20,514,929)	(36,223,277)
Net increase (decrease)	360,838	1,747,342	$4,053,081	$17,612,991
Class K
Shares sold	3,325,645	2,531,318	$36,630,173	$26,559,076
Reinvestment of distributions	14,183	87,076	155,732	914,689
Shares redeemed	(955,690)	(2,241,559)	(10,815,667)	(22,981,284)
Net increase (decrease)	2,384,138	376,835	$25,970,238	$4,492,481
Class K6
Shares sold	32,530,035	30,358,023	$364,681,603	$313,027,444
Reinvestment of distributions	156,832	1,889,094	1,728,290	19,934,548
Shares redeemed	(10,178,821)	(17,551,885)	(114,702,125)	(181,582,748)
Net increase (decrease)	22,508,046	14,695,232	$251,707,768	$151,379,244
Class I
Shares sold	134,141	618,604	$1,494,484	$6,379,056
Reinvestment of distributions	4,258	75,582	46,665	792,572
Shares redeemed	(394,959)	(1,507,046)	(4,451,389)	(15,409,127)
Net increase (decrease)	(256,560)	(812,860)	$(2,910,240)	$(8,237,499)
Class Z
Shares sold	59,010	600,997	$659,963	$6,101,894
Reinvestment of distributions	1,580	22,416	17,350	236,085
Shares redeemed	(37,225)	(121,632)	(413,190)	(1,211,753)
Net increase (decrease)	23,365	501,781	$264,123	$5,126,226
Class Z6
Shares sold	1,008,803	4,388,780	$11,026,305	$44,804,062
Reinvestment of distributions	24,420	452,382	268,374	4,759,866
Shares redeemed	(15,725,943)	(7,901,960)	(174,006,579)	(82,373,618)
Net increase (decrease)	(14,692,720)	(3,060,798)	$(162,711,900)	$(32,809,690)
Premier Class
Shares sold	11,725,297	11,300,201	$129,301,089	$115,287,530
Reinvestment of distributions	159,292	1,809,682	1,750,619	19,034,257
Shares redeemed	(4,963,787)	(7,397,763)	(55,698,283)	(75,879,681)
Net increase (decrease)	6,920,802	5,712,120	$75,353,425	$58,442,106
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	572,276	1,011,706	$6,677,105	$10,618,185
Reinvestment of distributions	1,108	35,578	12,686	386,475
Shares redeemed	(170,290)	(313,529)	(2,027,893)	(3,266,252)
Net increase (decrease)	403,094	733,755	$4,661,898	$7,738,408
Class M
Shares sold	20,219	71,730	$234,330	$749,704
Reinvestment of distributions	-	4,885	-	52,968
Shares redeemed	(10,442)	(99,247)	(120,212)	(1,053,616)
Net increase (decrease)	9,777	(22,632)	$114,118	$(250,944)
Class C
Shares sold	26,834	60,884	$306,954	$626,338
Reinvestment of distributions	-	3,583	-	38,476
Shares redeemed	(26,139)	(22,607)	(298,945)	(233,728)
Net increase (decrease)	695	41,860	$8,009	$431,086
Fidelity Freedom Blend 2035 Fund
Shares sold	1,728,119	6,903,623	$20,244,263	$72,683,072
Reinvestment of distributions	13,745	253,693	158,204	2,765,355
Shares redeemed	(1,630,833)	(3,508,617)	(19,092,138)	(37,279,688)
Net increase (decrease)	111,031	3,648,699	$1,310,329	$38,168,739
Class K
Shares sold	1,637,033	1,463,711	$18,992,366	$15,992,888
Reinvestment of distributions	7,283	48,136	84,115	525,126
Shares redeemed	(388,452)	(1,216,652)	(4,519,563)	(12,736,606)
Net increase (decrease)	1,255,864	295,195	$14,556,918	$3,781,408
Class K6
Shares sold	33,425,207	32,262,508	$394,655,118	$344,234,596
Reinvestment of distributions	135,307	1,739,745	1,569,561	19,080,662
Shares redeemed	(7,443,781)	(15,963,243)	(88,593,083)	(172,145,867)
Net increase (decrease)	26,116,733	18,039,010	$307,631,596	$191,169,391
Class I
Shares sold	236,038	441,180	$2,766,927	$4,641,126
Reinvestment of distributions	3,136	61,073	36,128	665,604
Shares redeemed	(302,225)	(730,344)	(3,548,286)	(7,689,566)
Net increase (decrease)	(63,051)	(228,091)	$(745,231)	$(2,382,836)
Class Z
Shares sold	24,087	194,352	$283,385	$2,064,870
Reinvestment of distributions	387	5,884	4,466	64,346
Shares redeemed	(7,249)	(79,382)	(85,573)	(830,124)
Net increase (decrease)	17,225	120,854	$202,278	$1,299,092
Class Z6
Shares sold	791,468	4,594,343	$9,055,981	$48,795,123
Reinvestment of distributions	22,091	460,910	255,371	5,034,490
Shares redeemed	(17,008,457)	(8,659,259)	(198,366,390)	(93,888,007)
Net increase (decrease)	(16,194,898)	(3,604,006)	$(189,055,038)	$(40,058,394)
Premier Class
Shares sold	9,991,339	12,575,305	$116,177,665	$133,177,022
Reinvestment of distributions	145,050	1,806,223	1,679,677	19,760,727
Shares redeemed	(3,635,484)	(6,310,187)	(42,978,193)	(67,070,830)
Net increase (decrease)	6,500,905	8,071,341	$74,879,149	$85,866,919
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	297,268	762,630	$3,609,442	$8,240,726
Reinvestment of distributions	-	25,256	-	282,359
Shares redeemed	(140,378)	(191,983)	(1,687,552)	(2,066,039)
Net increase (decrease)	156,890	595,903	$1,921,890	$6,457,046
Class M
Shares sold	24,464	71,498	$296,097	$783,389
Reinvestment of distributions	-	2,494	-	27,910
Shares redeemed	(3,881)	(39,241)	(47,009)	(422,810)
Net increase (decrease)	20,583	34,751	$249,088	$388,489
Class C
Shares sold	20,431	58,648	$243,248	$621,994
Reinvestment of distributions	-	3,107	-	34,304
Shares redeemed	(37,110)	(51,466)	(435,717)	(533,274)
Net increase (decrease)	(16,679)	10,289	$(192,469)	$123,024
Fidelity Freedom Blend 2040 Fund
Shares sold	1,855,293	8,772,572	$22,615,337	$94,152,109
Reinvestment of distributions	2,532	260,887	30,439	2,934,978
Shares redeemed	(1,528,091)	(3,476,289)	(18,597,399)	(37,702,715)
Net increase (decrease)	329,734	5,557,170	$4,048,377	$59,384,372
Class K
Shares sold	1,987,699	863,150	$24,009,959	$9,654,228
Reinvestment of distributions	3,113	39,150	37,601	442,393
Shares redeemed	(400,910)	(780,759)	(4,934,261)	(8,336,024)
Net increase (decrease)	1,589,902	121,541	$19,113,299	$1,760,597
Class K6
Shares sold	27,842,293	28,878,217	$343,460,635	$316,818,542
Reinvestment of distributions	51,171	1,361,006	620,699	15,423,569
Shares redeemed	(6,449,918)	(13,040,228)	(79,791,514)	(144,673,499)
Net increase (decrease)	21,443,546	17,198,995	$264,289,820	$187,568,612
Class I
Shares sold	202,607	822,432	$2,485,465	$8,765,641
Reinvestment of distributions	-	51,302	-	577,663
Shares redeemed	(323,512)	(1,094,501)	(3,954,069)	(11,914,864)
Net increase (decrease)	(120,905)	(220,767)	$(1,468,604)	$(2,571,560)
Class Z
Shares sold	42,443	274,600	$521,518	$2,962,191
Reinvestment of distributions	204	11,463	2,460	129,648
Shares redeemed	(35,480)	(35,001)	(450,042)	(384,745)
Net increase (decrease)	7,167	251,062	$73,936	$2,707,094
Class Z6
Shares sold	784,001	4,416,036	$9,401,476	$48,159,152
Reinvestment of distributions	8,081	325,908	97,779	3,684,797
Shares redeemed	(14,676,306)	(5,886,864)	(179,484,428)	(65,521,834)
Net increase (decrease)	(13,884,224)	(1,144,920)	$(169,985,173)	$(13,677,885)
Premier Class
Shares sold	8,940,584	10,977,701	$108,653,946	$119,123,851
Reinvestment of distributions	58,589	1,437,881	709,515	16,263,925
Shares redeemed	(2,821,946)	(5,500,600)	(34,699,101)	(60,028,544)
Net increase (decrease)	6,177,227	6,914,982	$74,664,360	$75,359,232
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	333,168	660,459	$4,127,968	$7,083,913
Reinvestment of distributions	-	20,032	-	224,347
Shares redeemed	(113,521)	(106,510)	(1,399,894)	(1,135,114)
Net increase (decrease)	219,647	573,981	$2,728,074	$6,173,146
Class M
Shares sold	29,233	53,322	$353,431	$576,872
Reinvestment of distributions	-	3,821	-	42,633
Shares redeemed	(3,562)	(23,154)	(43,696)	(251,897)
Net increase (decrease)	25,671	33,989	$309,735	$367,608
Class C
Shares sold	18,677	50,107	$224,393	$531,471
Reinvestment of distributions	-	3,444	-	37,868
Shares redeemed	(21,148)	(37,640)	(254,593)	(403,047)
Net increase (decrease)	(2,471)	15,911	$(30,200)	$166,292
Fidelity Freedom Blend 2045 Fund
Shares sold	1,347,207	5,633,833	$16,778,507	$61,027,381
Reinvestment of distributions	-	162,768	-	1,831,781
Shares redeemed	(793,797)	(1,865,295)	(9,779,054)	(20,563,027)
Net increase (decrease)	553,410	3,931,306	$6,999,453	$42,296,135
Class K
Shares sold	944,506	680,795	$11,536,762	$7,558,550
Reinvestment of distributions	678	33,149	8,260	373,542
Shares redeemed	(160,232)	(589,543)	(1,976,277)	(6,247,457)
Net increase (decrease)	784,952	124,401	$9,568,745	$1,684,635
Class K6
Shares sold	25,561,272	25,996,458	$318,516,706	$286,407,639
Reinvestment of distributions	16,951	1,254,340	207,486	14,220,432
Shares redeemed	(5,722,715)	(11,638,221)	(71,429,761)	(129,947,145)
Net increase (decrease)	19,855,508	15,612,577	$247,294,431	$170,680,926
Class I
Shares sold	196,433	559,934	$2,419,706	$6,054,701
Reinvestment of distributions	-	57,056	-	640,754
Shares redeemed	(272,880)	(829,296)	(3,359,105)	(9,034,942)
Net increase (decrease)	(76,447)	(212,306)	$(939,399)	$(2,339,487)
Class Z
Shares sold	42,906	218,288	$528,609	$2,380,154
Reinvestment of distributions	-	8,291	-	93,743
Shares redeemed	(10,917)	(33,725)	(135,604)	(356,521)
Net increase (decrease)	31,989	192,854	$393,005	$2,117,376
Class Z6
Shares sold	856,639	3,998,417	$10,320,482	$43,934,767
Reinvestment of distributions	2,049	290,583	24,980	3,278,886
Shares redeemed	(13,161,038)	(5,145,037)	(162,257,856)	(57,521,401)
Net increase (decrease)	(12,302,350)	(856,037)	$(151,912,394)	$(10,307,748)
Premier Class
Shares sold	8,631,528	10,764,635	$105,676,462	$117,125,009
Reinvestment of distributions	24,310	1,370,818	296,824	15,487,082
Shares redeemed	(2,780,985)	(4,313,337)	(34,665,301)	(47,129,959)
Net increase (decrease)	5,874,853	7,822,116	$71,307,985	$85,482,132
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	270,921	580,115	$3,319,980	$6,241,735
Reinvestment of distributions	-	17,571	-	196,933
Shares redeemed	(85,011)	(295,718)	(1,045,855)	(3,186,191)
Net increase (decrease)	185,910	301,968	$2,274,125	$3,252,477
Class M
Shares sold	19,758	49,377	$239,383	$536,055
Reinvestment of distributions	-	2,121	-	23,665
Shares redeemed	(5,236)	(22,150)	(64,181)	(246,568)
Net increase (decrease)	14,522	29,348	$175,202	$313,152
Class C
Shares sold	43,832	68,860	$531,628	$726,743
Reinvestment of distributions	-	3,054	-	33,618
Shares redeemed	(22,223)	(16,739)	(270,809)	(179,726)
Net increase (decrease)	21,609	55,175	$260,819	$580,635
Fidelity Freedom Blend 2050 Fund
Shares sold	1,162,164	5,170,289	$14,292,752	$55,559,880
Reinvestment of distributions	-	160,230	-	1,803,004
Shares redeemed	(797,460)	(1,961,078)	(9,832,078)	(21,429,204)
Net increase (decrease)	364,704	3,369,441	$4,460,674	$35,933,680
Class K
Shares sold	1,381,809	558,330	$16,823,111	$6,179,278
Reinvestment of distributions	860	558,330	10,453	269,914
Shares redeemed	(178,678)	(367,960)	(2,209,434)	(3,873,954)
Net increase (decrease)	1,203,991	214,299	$14,624,130	$2,575,238
Class K6
Shares sold	23,005,582	24,978,051	$286,098,993	$275,440,052
Reinvestment of distributions	10,833	1,150,684	132,492	13,041,494
Shares redeemed	(5,515,164)	(10,227,759)	(68,883,462)	(113,727,896)
Net increase (decrease)	17,501,251	15,900,976	$217,348,023	$174,753,650
Class I
Shares sold	257,298	762,526	$3,150,100	$8,195,653
Reinvestment of distributions	-	69,647	-	782,769
Shares redeemed	(283,717)	(876,569)	(3,470,051)	(9,568,941)
Net increase (decrease)	(26,419)	(44,396)	$(319,951)	$(590,519)
Class Z
Shares sold	44,290	187,233	$555,383	$2,019,595
Reinvestment of distributions	-	5,879	-	66,524
Shares redeemed	(26,592)	(61,424)	(330,503)	(649,471)
Net increase (decrease)	17,698	131,688	$224,880	$1,436,648
Class Z6
Shares sold	723,691	3,696,861	$ 8,706,829	$ 40,427,359
Reinvestment of distributions	1,718	227,919	20,947	2,574,042
Shares redeemed	(10,881,916)	(3,669,287)	(134,140,075)	(41,073,098)
Net increase (decrease)	(10,156,507)	255,493	$(125,412,299)	$1,928,303
Premier Class
Shares sold	7,834,931	10,540,567	$96,129,037	$114,506,891
Reinvestment of distributions	19,804	1,096,212	241,608	12,378,808
Shares redeemed	(2,717,277)	(3,887,221)	(33,761,977)	(42,462,924)
Net increase (decrease)	5,137,458	7,749,558	$62,608,668	$84,422,775
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	309,779	555,526	$3,806,265	$6,004,447
Reinvestment of distributions	-	16,319	-	183,379
Shares redeemed	(110,605)	(120,717)	(1,385,026)	(1,322,741)
Net increase (decrease)	199,174	451,128	$2,421,239	$4,865,085
Class M
Shares sold	22,104	48,984	$270,465	$524,113
Reinvestment of distributions	-	2,413	-	26,973
Shares redeemed	(5,428)	(18,973)	(66,862)	(208,125)
Net increase (decrease)	16,676	32,424	$203,603	$342,961
Class C
Shares sold	36,856	61,273	$434,161	$635,093
Reinvestment of distributions	-	2,093	-	23,047
Shares redeemed	(18,502)	(22,827)	(226,659)	(244,071)
Net increase (decrease)	18,354	40,539	$207,502	$414,069
Fidelity Freedom Blend 2055 Fund
Shares sold	977,072	3,242,405	$12,125,939	$35,224,098
Reinvestment of distributions	-	104,728	-	1,183,721
Shares redeemed	(477,703)	(1,040,246)	(5,940,310)	(11,418,321)
Net increase (decrease)	499,369	2,306,887	$6,185,629	$24,989,498
Class K
Shares sold	780,325	432,986	$9,586,618	$4,857,338
Reinvestment of distributions	473	14,733	5,799	166,660
Shares redeemed	(134,744)	(238,165)	(1,681,109)	(2,577,028)
Net increase (decrease)	646,054	209,554	$7,911,308	$2,446,970
Class K6
Shares sold	17,114,511	19,471,717	$214,330,592	$215,953,167
Reinvestment of distributions	7,916	881,345	97,371	10,011,636
Shares redeemed	(4,265,833)	(8,161,188)	(53,749,245)	(91,451,670)
Net increase (decrease)	12,856,594	12,191,874	$160,678,718	$134,513,133
Class I
Shares sold	327,237	823,731	$4,042,179	$8,935,639
Reinvestment of distributions	-	58,954	-	665,129
Shares redeemed	(362,323)	(715,942)	(4,439,104)	(7,880,080)
Net increase (decrease)	(35,086)	166,743	$(396,925)	$1,720,688
Class Z
Shares sold	22,124	92,976	$276,491	$1,012,814
Reinvestment of distributions	-	4,285	-	48,587
Shares redeemed	(5,930)	(60,803)	(71,896)	(649,949)
Net increase (decrease)	16,194	36,458	$204,595	$411,452
Class Z6
Shares sold	526,581	3,137,616	$6,367,197	$34,637,798
Reinvestment of distributions	1,206	155,579	14,799	1,762,496
Shares redeemed	(7,688,927)	(2,409,521)	(95,403,261)	(26,991,560)
Net increase (decrease)	(7,161,140)	883,674	$(89,021,265)	$9,408,734
Premier Class
Shares sold	6,113,859	7,871,207	$75,502,714	$86,014,140
Reinvestment of distributions	10,881	606,020	133,616	6,870,612
Shares redeemed	(1,520,434)	(2,391,471)	(19,047,447)	(26,389,676)
Net increase (decrease)	4,604,306	6,085,756	$56,588,883	$66,495,076
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	160,795	332,896	$2,008,260	$3,616,097
Reinvestment of distributions	267	10,317	3,273	117,186
Shares redeemed	(83,270)	(72,317)	(1,048,685)	(801,883)
Net increase (decrease)	77,792	270,896	$962,848	$2,931,400
Class M
Shares sold	17,479	32,325	$216,816	$353,482
Reinvestment of distributions	45	1,609	551	18,161
Shares redeemed	(2,885)	(8,625)	(35,844)	(94,897)
Net increase (decrease)	14,639	25,309	$181,523	$276,746
Class C
Shares sold	17,365	35,159	$214,738	$378,991
Reinvestment of distributions	51	1,477	616	16,428
Shares redeemed	(7,679)	(16,541)	(95,646)	(177,162)
Net increase (decrease)	9,737	20,095	$119,708	$218,257
Fidelity Freedom Blend 2060 Fund
Shares sold	511,929	1,624,928	$6,427,261	$17,934,437
Reinvestment of distributions	1,119	45,712	13,829	522,672
Shares redeemed	(232,410)	(384,050)	(2,948,418)	(4,314,197)
Net increase (decrease)	280,638	1,286,590	$3,492,672	$14,142,912
Class K
Shares sold	549,110	227,067	$6,820,217	$2,570,059
Reinvestment of distributions	769	6,917	9,515	79,041
Shares redeemed	(89,762)	(102,143)	(1,136,662)	(1,101,032)
Net increase (decrease)	460,117	131,841	$5,693,070	$1,548,068
Class K6
Shares sold	10,412,191	13,179,412	$131,727,609	$147,706,817
Reinvestment of distributions	17,801	488,943	221,263	5,606,874
Shares redeemed	(2,713,899)	(5,006,828)	(34,527,948)	(56,793,538)
Net increase (decrease)	7,716,093	8,661,527	$97,420,924	$96,520,153
Class I
Shares sold	193,391	506,303	$ 2,423,994	$ 5,573,191
Reinvestment of distributions	649	29,981	8,021	341,647
Shares redeemed	(165,366)	(344,164)	(2,072,120)	(3,829,577)
Net increase (decrease)	28,674	192,120	$359,895	$2,085,261
Class Z
Shares sold	15,367	37,921	$194,416	$416,334
Reinvestment of distributions	38	1,680	476	19,240
Shares redeemed	(1,241)	(26,691)	(16,140)	(286,543)
Net increase (decrease)	14,164	12,910	$178,752	$149,031
Class Z6
Shares sold	278,652	1,745,232	$3,420,657	$19,381,369
Reinvestment of distributions	2,458	74,989	30,500	859,244
Shares redeemed	(3,978,836)	(930,515)	(49,976,883)	(10,510,692)
Net increase (decrease)	(3,697,726)	889,706	$(46,525,726)	$9,729,921
Premier Class
Shares sold	3,496,222	4,342,133	$43,749,675	$48,098,274
Reinvestment of distributions	10,284	218,068	127,728	2,500,522
Shares redeemed	(706,100)	(1,028,627)	(8,944,565)	(11,505,741)
Net increase (decrease)	2,800,406	3,531,574	$34,932,838	$39,093,055
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	126,500	201,983	$1,647,056	$2,329,333
Reinvestment of distributions	1,094	4,956	13,915	58,331
Shares //redeemed	(29,344)	(32,581)	(376,422)	(372,359)
Net increase (decrease)	98,250	174,358	$1,284,549	$2,015,305
Class M
Shares sold	8,628	20,691	$111,354	$233,164
Reinvestment of distributions	142	767	1,798	9,007
Shares redeemed	(5,403)	(9,333)	(68,035)	(105,244)
Net increase (decrease)	3,367	12,125	$45,117	$136,927
Class C
Shares sold	20,038	41,942	$254,846	$483,111
Reinvestment of distributions	273	876	3,430	10,153
Shares redeemed	(6,707)	(10,543)	(83,749)	(119,283)
Net increase (decrease)	13,604	32,275	$174,527	$373,981
Fidelity Freedom Blend 2065 Fund
Shares sold	269,589	635,220	$3,504,426	$7,281,674
Reinvestment of distributions	2,450	13,745	31,354	162,868
Shares redeemed	(98,529)	(247,082)	(1,287,463)	(2,900,716)
Net increase (decrease)	173,510	401,883	$2,248,317	$4,543,826
Class K
Shares sold	284,217	216,325	$3,651,664	$2,556,323
Reinvestment of distributions	1,310	1,620	16,813	19,124
Shares redeemed	(44,406)	(129,957)	(581,606)	(1,467,633)
Net increase (decrease)	241,121	87,988	$3,086,871	$1,107,814
Class K6
Shares sold	3,915,738	6,353,117	$51,237,379	$73,581,003
Reinvestment of distributions	25,052	155,087	321,672	1,844,539
Shares redeemed	(757,670)	(3,044,639)	(9,941,959)	(36,265,036)
Net increase (decrease)	3,183,120	3,463,565	$41,617,092	$39,160,506
Class I
Shares sold	97,648	220,317	$1,271,947	$2,517,800
Reinvestment of distributions	984	5,969	12,612	70,727
Shares redeemed	(33,450)	(113,405)	(436,649)	(1,313,453)
Net increase (decrease)	65,182	112,881	$847,910	$1,275,074
Class Z
Shares sold	13,550	20,941	$178,994	$244,170
Reinvestment of distributions	106	623	1,363	7,408
Shares redeemed	(151)	(9,056)	(2,043)	(107,333)
Net increase (decrease)	13,505	12,508	$178,314	$144,245
Class Z6
Shares sold	104,216	572,919	$1,326,118	$6,612,106
Reinvestment of distributions	2,766	15,647	35,546	186,176
Shares redeemed	(962,120)	(187,087)	(12,512,801)	(2,204,823)
Net increase (decrease)	(855,138)	401,479	$(11,151,137)	$4,593,459
Premier Class
Shares sold	1,160,501	1,130,373	$15,108,353	$13,023,447
Reinvestment of distributions	7,156	33,130	91,882	393,808
Shares redeemed	(173,501)	(242,697)	(2,283,824)	(2,811,923)
Net increase (decrease)	994,156	920,806	$12,916,411	$10,605,332
Fidelity Freedom Blend 2070 Fund
Class A
Shares sold	5,224	-	$52,283	$ -
Shares redeemed	(8)	-	(90)	-
Net increase (decrease)	5,216	-	$52,193	$ -
Class M
Shares sold	5,019	-	$50,193	$ -
Shares redeemed	(3)	-	(30)	-
Net increase (decrease)	5,016	-	$50,163	$ -
Class C
Shares sold	5,000	-	$50,000	$ -
Net increase (decrease)	5,000	-	$50,000	$ -
Fidelity Freedom Blend 2070 FundB
Shares sold	11,913	-	$120,470	$ -
Shares redeemed	(117)	-	(1,238)	-
Net increase (decrease)	11,796	-	$119,232	$ -
Class K
Shares sold	5,000	-	$50,000	$ -
Net increase (decrease)	5,000	-	$50,000	$ -
Class K6
Shares sold	5,023	-	$50,244	$ -
Net increase (decrease)	5,023	-	$50,244	$ -
Class I
Shares sold	5,000	-	$50,000	$ -
Net increase (decrease)	5,000	-	$50,000	$ -
Class Z
Shares sold	5,000	-	$50,000	$ -
Net increase (decrease)	5,000	-	$50,000	$ -
Premier Class
Shares sold	10,000	-	$100,000	$ -
Net increase (decrease)	10,000	-	$100,000	$ -

A Share transactions for Class Z6 of each Fund are for the period May 24, 2024 through September 30, 2024.
B For the period June 28, 2024 (commencement of operations) through September 30, 2024.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Freedom Blend 2070 Fund	88%

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	14%	18%	15%	-%	-%	-%
Fidelity Series Government Bond Index Fund	14%	18%	15%	-%	-%	-%
Fidelity Series International Index Fund	-%	-%	12%	14%	13%	12%
Fidelity Series Investment Grade Securitized Fund	14%	18%	15%	-%	-%	-%
Fidelity Series Large Cap Growth Index Fund	-%	-%	12%	14%	14%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	63%
Fidelity Series Government Bond Index Fund	63%
Fidelity Series International Index Fund	84%
Fidelity Series Investment Grade Securitized Fund	63%
Fidelity Series Large Cap Growth Index Fund	85%
Fidelity Series Large Cap Value Index Fund	28%
Fidelity Series Small Cap Core Fund	49%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Proposed Reorganization.
The Board of Trustees of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and Fidelity Freedom Blend 2030 Fund (the Funds) approved an Agreement and Plan of Reorganization (the Agreement) between the Funds and Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD 2030 Fund (the Acquired Funds). The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Acquired Funds in exchange for corresponding shares of the Funds equal in value to the net assets of the Acquired Funds on the day the reorganization is effective.

A meeting of shareholders of the Acquired Funds is expected to be held during the fourth quarter of 2024 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on January 10, 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
13. Reorganization Information.
On June 14, 2024, Fidelity Freedom Blend Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Blend 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Blend Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Freedom Blend Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Freedom Blend Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Freedom Blend Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom Blend 2005 Fund	21,665,079	(163,579)
Class A			572,909	58,580	.9986809816
Class M			23,274	2,382	1.0026100307
Class C			53,959	5,586	1.0060041408
Fidelity Freedom Blend 2005 Fund			945,880	96,617	1.0007660878
Class K			207,335	21,178	1.0064759959
Class K6			10,297,550	1,051,838	1.0021859040
Class I			233,567	23,858	1.0030745659
Premier Class			9,348,777	954,930	1.0003268641

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Blend Income Fund	108,822,811	130,506,062

Pro forma results of operations of the combined entity for the entire period ended September 30, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$1,622,857
Total net realized gain (loss)	(109,191)
Total change in net unrealized appreciation (depreciation)	5,494,306
Net increase (decrease) in net assets resulting from operations	$7,007,972

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Freedom Blend Income Fund accompanying Statement of Operations since June 14, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Blend 2070 Fund

At its March 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio.
The Board considered the fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed class-level management fee rates rank above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees that cover expenses for services beyond portfolio management.
The Board also considered that the projected total net expense ratio of Class K, Premier Class, Class K6 and Class Z (including acquired fund fees and expenses) of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, that the projected total net expense ratio of the Retail Class, Class A, and Class C is equal to the competitive median, and that the projected total net expense ratio of Class M, and Class I rank above the competitive median. The Board also considered that the total net expense ratio of Class M is above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. The Board also noted that Although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail classes of competitor target date funds of a similar vintage, the projected total net expenses ratio of Class I is equal to the competitive median.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such difference is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.
The Board considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.
These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of the fund except by a vote of a majority of the Board of Trustees of the fund.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Blend Income Fund
Fidelity Freedom Blend 2010 Fund
Fidelity Freedom Blend 2015 Fund
Fidelity Freedom Blend 2020 Fund
Fidelity Freedom Blend 2025 Fund
Fidelity Freedom Blend 2030 Fund
Fidelity Freedom Blend 2035 Fund
Fidelity Freedom Blend 2040 Fund
Fidelity Freedom Blend 2045 Fund
Fidelity Freedom Blend 2050 Fund
Fidelity Freedom Blend 2055 Fund
Fidelity Freedom Blend 2060 Fund
Fidelity Freedom Blend 2065 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Premier Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the funds' Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance. For each of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, and Fidelity Freedom Blend 2020 Fund, the fund underperformed its benchmark and peers for the one- and three-year periods ended January 31, 2024, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Premier Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Premier Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Premier Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
For each fund except Fidelity Freedom Blend Income Fund and Fidelity Freedom Blend 2010 Fund, the information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. For Fidelity Freedom Blend Income Fund and Fidelity Freedom Blend 2010 Fund, the information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2023 and above competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expenses of Premier Class of each fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. The Board also noted that Fidelity believes the competitive discussion has limited value given that each fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations. The Board further noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
The Board noted that a different unitary fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
The Board considered information about the reasons that certain classes of the funds were in the 4th quartile for total expense ratio comparisons. The Board also considered that the total expenses for Class M of Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, and Fidelity Freedom Blend 2065 Fund ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class M has a 0.50% 12b-1 fee, which is higher than the 12b-1 fee for most front-end load classes included in the competitive group. The Board further noted that Class M shares, purchasers of which may be subject to a front-end sales load, are primarily distributed on a load-waived basis through retirement plans and intermediary wrap products that qualify for a sales charge waiver. The Board also noted that, in the retirement plan market, Class M's 0.50% 12b-1 fee is comparable to competing Class R shares, which Lipper classifies as institutional load.
The Board also considered that the total expenses for Class C of each of Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2040 Fund and Fidelity Freedom Blend 2065 Fund ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees.
Other Contractual Arrangements. The Board considered that current contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of Class K6 shares to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees (for each fund) and by a vote of a majority of the outstanding voting securities of Class K6 (for each fund except Freedom Blend 2065 Fund).
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.9890345.106
FBF-SANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024